              As filed with the Securities and Exchange Commission.

                                                      `33 Act File No. 033-60063
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                REGISTRATION STATEMENT UNDER THE SECURITIES [X]
                                   ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 13

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on January 25, 2002 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
--------

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and
                Portfolio Companies ..........................................Nationwide Life Insurance Company;
                                                                                       Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information................................................Table of Contents of the Statement of
                                                                                          Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT -- II


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                      NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                       -------------------------------
     Credit Suisse Warburg Pincus Trust --                Credit Suisse Trust -- Global Post-Venture
     Global Post-Venture Capital Portfolio                Capital Portfolio

     Credit Suisse Warburg Pincus Trust --                Credit Suisse Trust -- International Focus Portfolio
     International Equity Portfolio

     Credit Suisse Warburg Pincus Trust --                Credit Suisse Trust -- Small Cap Growth Portfolio
     Small Company Growth Portfolio


3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                      NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                      -------------------------------

     Nationwide Separate Account Trust ("NSAT") --        Gartmore Variable Insurance Trust ("GVIT") -- Gartmore GVIT
     Capital Appreciation Fund                            Growth Fund: Class I

     NSAT -- Dreyfus NSAT Mid Cap Index Fund              GVIT -- Dreyfus GVIT Mid Cap Index Fund: Class I

     NSAT -- Gartmore NSAT Emerging Markets Fund          GVIT -- Gartmore GVIT Emerging Markets Fund: Class I

     NSAT -- Gartmore NSAT Global Technology and          GVIT -- Gartmore GVIT Global Technology and Communications
     Communications Fund                                  Fund: Class I

     NSAT -- Gartmore NSAT International Growth Fund      GVIT -- Gartmore GVIT International Growth Fund: Class I

     NSAT -- Government Bond Fund                         GVIT -- Gartmore GVIT Government Bond Fund: Class I

     NSAT -- MAS NSAT Multi Sector Bond Fund              GVIT -- MAS GVIT Multi Sector Bond Fund: Class I

     NSAT -- Money Market Fund                            GVIT -- Gartmore GVIT Money Market Fund: Class I

     NSAT -- Nationwide Small Cap Growth Fund             GVIT -- GVIT Small Cap Growth Fund: Class I

     NSAT -- Nationwide Small Cap Value Fund              GVIT -- GVIT Small Cap Value Fund: Class I

     NSAT -- Nationwide Small Company Fund                GVIT -- GVIT Small Company Fund: Class I

     NSAT -- Strong NSAT Mid Cap Growth Fund              GVIT -- Strong GVIT Mid Cap Growth Fund: Class I

     NSAT -- Total Return Fund                            GVIT -- Gartmore GVIT Total Return Fund: Class I

     NSAT -- Turner NSAT Growth Focus Fund                GVIT -- Turner GVIT Growth Focus Fund: Class I

4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     GARTMORE VARIABLE INSURANCE TRUST

     o   Gartmore GVIT Investor Destinations Aggressive Fund

     o   Gartmore GVIT Investor Destinations Conservative Fund

     o   Gartmore GVIT Investor Destinations Moderate Fund

     o   Gartmore GVIT Investor Destinations Moderately Aggressive Fund

     o   Gartmore GVIT Investor Destinations Moderately Conservative Fund

5. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST

     o   Turner GVIT Growth Focus Fund: Class I

     DREYFUS INVESTMENT PORTFOLIOS

     o   European Equity Portfolio: Initial Shares

6.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       after reimbursements and waivers)

                                                                                                       Total Underlying
                                                                     Management    Other      12b-1      Mutual Fund
                                                                        Fees      Expenses     Fees        Expenses
                                                                     ----------   --------    -----    ----------------
     GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,           0.50%      0.40%      0.00%          0.90%
     NSAT Dreyfus NSAT Mid Cap Index Fund)
     GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%      0.23%      0.00%          0.73%
     NSAT Government Bond Fund)
     GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%      0.23%      0.00%          0.83%
     Capital Appreciation Fund)
     GVIT Gartmore GVIT Investor Destinations Aggressive Fund           0.13%      0.23%      0.25%          0.61%
     GVIT Gartmore GVIT Investor Destinations Conservative Fund         0.13%      0.23%      0.25%          0.61%
     GVIT Gartmore GVIT Investor Destinations Moderate Fund             0.13%      0.23%      0.25%          0.61%
     GVIT Gartmore GVIT Investor Destinations Moderately                0.13%      0.23%      0.25%          0.61%
     Aggressive Fund
     GVIT Gartmore GVIT Investor Destinations Moderately                0.13%      0.23%      0.25%          0.61%
     Conservative Fund
     GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%      0.22%      0.00%          0.61%
     NSAT Money Market Fund)
     GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%      0.23%      0.00%          0.81%
     NSAT Total Return Fund)
     GVIT GVIT Small Cap Growth Fund : Class I (formerly, NSAT          1.10%      0.50%      0.00%          1.60%
     Nationwide Small Cap Growth Fund)
     GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%      0.30%      0.00%          1.20%
     Nationwide Small Cap Value Fund)
     GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%      0.26%      0.00%          1.19%
     Nationwide Small Company Fund)
     GVIT MAS GVIT Multi Sector Bond Fund: Class I (formerly,           0.75%      0.34%      0.00%          1.09%
     NSAT MAS NSAT Multi Sector Bond Fund)
     GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,           0.90%      0.27%      0.00%          1.17%
     NSAT Strong NSAT Mid Cap Growth Fund)

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)

                                                                                                      Total Underlying
                                                                    Management     Other     12b-1     Mutual Fund
                                                                       Fees      Expenses    Fees        Expenses
                                                                    ----------   --------    -----   ----------------
     GVIT Gartmore GVIT Investor Destinations Aggressive Fund         0.13%        0.63%     0.25%         1.01%
     GVIT Gartmore GVIT Investor Destinations Conservative Fund       0.13%        0.63%     0.25%         1.01%
     GVIT Gartmore GVIT Investor Destinations Moderate Fund           0.13%        0.63%     0.25%         1.01%
     GVIT Gartmore GVIT Investor Destinations Moderately              0.13%        0.63%     0.25%         1.01%
     Aggressive Fund
     GVIT Gartmore GVIT Investor Destinations Moderately              0.13%        0.63%     0.25%         1.01%
     Conservative Fund


     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

7.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects expenses of the variable account (0.80%) and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply.

                                    If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                     at the end of the applicable     contract at the end of the    at the end of the applicable
                                             time period                applicable time period                time period
                                   -------------------------------   ----------------------------  ------------------------------
                                   1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                   -----   ------  ------  -------   -----  ------ ------ -------  -----  ------  ------  -------
     GVIT Dreyfus GVIT Mid Cap        18     55      95     207        18    55     95      207      *     55      95      207
     Index Fund: Class I
     (formerly, NSAT Dreyfus NSAT
     Mid Cap Index Fund)
     GVIT Gartmore GVIT Government    16     50      86     188        16    50     86      188      *     50      86      188
     Bond Fund: Class I (formerly,
     NSAT Government Bond Fund)
     GVIT Gartmore GVIT Growth        17     53      91     199        17    53     91      199      *     53      91      199
     Fund: Class I (formerly, NSAT
     Capital Appreciation Fund)
     GVIT Gartmore GVIT Investor      15     46      79     174        15    46     79      174      *     46      79      174
     Destinations Aggressive Fund
     GVIT Gartmore GVIT Investor      15     46      79     174        15    46     79      174      *     46      79      174
     Destinations Conservative Fund
     GVIT Gartmore GVIT Investor      15     46      79     174        15    46     79      174      *     46      79      174
     Destinations Moderate Fund
     GVIT Gartmore GVIT Investor      15     46      79     174        15    46     79      174      *     46      79      174
     Destinations Moderately
     Aggressive Fund
     GVIT Gartmore GVIT Investor      15     46      79     174        15    46     79      174      *     46      79      174
     Destinations Moderately
     Conservative Fund

                                    If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                     at the end of the applicable     contract at the end of the    at the end of the applicable
                                             time period                applicable time period                time period
                                   -------------------------------   ----------------------------  ------------------------------
                                   1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                                   -----   ------  ------  -------   -----  ------ ------ -------  -----  ------  ------  -------
     GVIT Gartmore GVIT Money        15     46      79     174        15      46     79      174      *     46      79     174
     Market Fund: Class I
     (formerly, NSAT Money
     Market Fund)
     GVIT Gartmore GVIT Total        17     52      90     197        17      52     90      197      *     52      90     197
     Return Fund: Class I
     (formerly, NSAT Total
     Return Fund)
     GVIT GVIT Small Cap Growth      25     77     132     282        25      77     132     282      *     77     132     282
     Fund: Class I (formerly,
     NSAT Nationwide Small Cap
     Growth Fund)
     GVIT GVIT Small Cap Value       21     65     111     240        21      65     111     240      *     65     111     240
     Fund: Class I (formerly,
     NSAT Nationwide Small Cap
     Value Fund)
     GVIT GVIT Small Company Fund:   21     65     111     239        21      65     111     239      *     65     111     239
     Class I (formerly, NSAT
     Nationwide Small
     Company Fund)
     GVIT MAS GVIT Multi Sector      20     61     105     228        20      61     105     228      *     61     105     228
     Bond Fund: Class I (formerly,
     NSAT MAS NSAT Multi Sector
     Bond Fund)
     GVIT Strong GVIT Mid Cap        21     64     110     236        21      64     110     236      *     64     110     236
     Growth Fund: Class I
     (formerly, NSAT Strong NSAT
     Mid Cap Growth Fund)

     * The contracts sold under this prospectus do not permit annuitization during the first two contract years.

8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

9. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES (IRAS)" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

10. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAS" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

11.  THE "CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge of such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     o    contract loans or surrenders; or

     o    transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

12. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND THE PROVISION ENTITLED "TRANSFERS AMONG THE SUB-ACCOUNTS" IS MODIFIED TO INCLUDE THE
     FOLLOWING:

     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

13.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS -- GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs and Roth IRAs after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          a) the death of the annuitant will be treated as the death of a contract owner;

          b) any change of annuitant will be treated as the death of a contract owner; and

          c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

     REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

     Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

     If the contract owner's entire interest in an Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of an Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:


          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

14. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS -- NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans;

     o purchased by an employer upon the termination of certain qualified retirement plans;

     o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

15.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

16.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     o    generally lowering federal income tax rates;

     o increasing the amounts that may be contributed to various retirement plans, such as IRAs and Qualified Plans;

     o increasing the portability of various retirement plans by permitting IRAs, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     o    eliminating and/or reducing the highest federal estate tax rates;

     o    increasing the estate tax credit; and

     o    for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

17.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST

     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance

     Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND) (FORMERLY, NATIONWIDE MID CAP INDEX FUND)

          Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

          GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

          GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND)

          Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)

          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
          FUND)

          Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

          GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND)

          Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

          GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND)

          Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

          GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)

          Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
          Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

          GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)

          Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

          GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
          FUND)

          Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
          Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

          MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND)

          Subadviser: Miller, Anderson & Sherrerd, LLP

          Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

          STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)

          Subadviser: Strong Capital Management Inc.

          Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

          TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25,
          2002)

          Subadviser: Turner Investment Partners, Inc.

          Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II

                   The date of this prospectus is May 1, 2001.

--------------------------------------------------------------------------------


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     o    American Century VP Balanced
     o    American Century VP Income & Growth
     o    American Century VP International
     o    American Century VP Value

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     o    Small Company Growth Portfolio

DREYFUS

     o Dreyfus Investment Portfolios -- European Equity Portfolio -- Initial Shares
     o The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares o Dreyfus Stock Index Fund, Inc. -- Initial Shares
     o Dreyfus Variable Investment Fund - Appreciation Portfolio -- Initial Shares (formerly, Dreyfus Variable Investment Fund -- Capital Appreciation Portfolio)
     o Dreyfus Variable Investment Fund -- Growth & Income Portfolio -- Initial Shares*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o    VIP Equity-Income Portfolio
     o    VIP Growth Portfolio
     o    VIP High Income Portfolio*
     o    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     o    VIP II Asset Manager Portfolio
     o    VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCT FUND III

     o    VIP III Growth Opportunities Portfolio

JANUS ASPEN SERIES

     o    Capital Appreciation Portfolio: Service Shares
     o    Global Technology Portfolio: Service Shares
     o    International Growth Portfolio: Service Shares

MORGAN STANLEY

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

     o    Emerging Markets Debt Portfolio
     o    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

     o    Capital Appreciation Fund
     o    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
          Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Index Fund)
     o    Gartmore NSAT Emerging Markets Fund
     o    Gartmore NSAT Global Technology and Communications Fund
     o    Gartmore NSAT International Growth Fund
     o    Government Bond Fund
     o MAS NSAT Multi Sector Bond Fund (formerly, Nationwide(R) Multi Sector Bond Fund)
     o    Money Market Fund
     o Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth

          Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     o    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
          Corporation)
     o Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
     o Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund
     o    Total Return Fund
     o    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o    AMT Growth Portfolio
     o    AMT Guardian Portfolio
     o    AMT Limited Maturity Bond Portfolio
     o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     o Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
     o    Oppenheimer Bond Fund/VA
     o Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth Fund)
     o    Oppenheimer Global Securities Fund/VA
     o    Oppenheimer Main Street Growth & Income Fund/VA
     o    Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST

     o    Worldwide Bond Fund
     o    Worldwide Emerging Markets Fund
     o    Worldwide Hard Assets Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS

     o    American Century VP Capital Appreciation

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     o Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust Post-Venture Capital Portfolio)
     o    International Equity Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.

     o    Strong Discovery Fund II, Inc.
     o    International Stock Fund II

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.

For general information or to obtain FREE copies of the:

     o    Statement of Additional Information;
     o prospectus, annual report or semi-annual report for any underlying mutual fund; or
     o    required Nationwide forms,

call:

           1-800-243-6295
     TDD   1-800-238-3035

     VOICE RESPONSE 24 HOURS:

           1-800-848-8258
or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182356
     COLUMBUS, OHIO 43216-2365

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY
     FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, SEP IRA.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS ......................................................
SUMMARY OF CONTRACT EXPENSES ...................................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................................
EXAMPLE ........................................................................
SYNOPSIS OF THE CONTRACTS ......................................................
FINANCIAL STATEMENTS ...........................................................
CONDENSED FINANCIAL INFORMATION ................................................
NATIONWIDE LIFE INSURANCE COMPANY ..............................................
NATIONWIDE INVESTMENT SERVICES CORPORATION .....................................

TYPES OF CONTRACTS .............................................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Roth IRAs

INVESTING IN THE CONTRACT .....................................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS ........................................................
     Mortality Risk Charge
     Premium Taxes

CONTRACT OWNERSHIP ............................................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT ......................................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE ................................................................

SURRENDER (REDEMPTION) .........................................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

ASSIGNMENT .....................................................................

CONTRACT OWNER SERVICES ........................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE ......................................................

ANNUITIZING THE CONTRACT .......................................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS .................................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS .........................................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Individual Retirement Annuities or SEP IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS .....................................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS .........................................................
LEGAL PROCEEDINGS ..............................................................
ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ................................
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION .......................
APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS .............................
APPENDIX B: CONDENSED FINANCIAL INFORMATION ....................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

VARIABLE ACCOUNT CHARGES(1)

(as a percentage of daily net assets of the variable account)

Mortality Risk Charges........................0.80%
     Total Variable Account Charges...........0.80%

(1) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

                                                         Management        Other         12b-1        Total Underlying
                                                            Fees         Expenses         Fees      Mutual Fund Expenses
                                                         ----------      --------        -----      --------------------
American Century Variable Portfolios, Inc. -- American      0.90%          0.00%         0.00%               0.90%
Century VP Balanced
American Century Variable Portfolios, Inc. -- American      0.98%          0.00%         0.00%               0.98%
Century VP Capital Appreciation
American Century Variable Portfolios, Inc. -- American      0.70%          0.00%         0.00%               0.70%
Century VP Income & Growth
American Century Variable Portfolios, Inc. -- American      1.23%          0.00%         0.00%               1.23%
Century VP International
American Century Variable Portfolios, Inc. -- American      1.00%         0.00%          0.00%               1.00%
Century VP Value
Credit Suisse Warburg Pincus Trust -- Global                1.14%          0.26%         0.00%               1.40%
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust -- Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust -- Post-Venture
Capital Portfolio)
Credit Suisse Warburg Pincus Trust -- International         1.00%          0.30%         0.00%               1.30%
Equity Portfolio (formerly, Warburg Pincus Trust --
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust -- Small Company         0.90%         0.21%          0.00%               1.11%
Growth Portfolio (formerly, Warburg Pincus Trust --
Small Company Growth Portfolio)
Dreyfus Investment Portfolios -- European Equity            1.00%          0.25%         0.00%               1.25%
Portfolio -- Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc. --       0.75%          0.03%         0.00%               0.78%
Initial Shares
Dreyfus Stock Index Fund, Inc. -- Initial Shares            0.25%          0.01%         0.00%               0.26%
Dreyfus Variable Investment Fund -- Appreciation            0.75%          0.03%         0.00%               0.78%
Portfolio -- Initial Shares (formerly, Capital
Appreciation Portfolio)
Dreyfus Variable Investment Fund -- Growth & Income         0.75%         0.03%          0.00%               0.78%
Portfolio -- Initial Shares
Fidelity VIP Equity-Income Portfolio                        0.48%         0.08%          0.00%               0.56%
Fidelity VIP Growth Portfolio                               0.57%         0.08%          0.00%               0.65%
Fidelity VIP High Income Portfolio                          0.58%         0.10%          0.00%               0.68%
Fidelity VIP Overseas Portfolio                             0.72%         0.17%          0.00%               0.89%
Fidelity VIP II Asset Manager Portfolio                     0.53%         0.08%          0.00%               0.61%
Fidelity VIP II Contrafund(R)Portfolio                      0.57%         0.09%          0.00%               0.66%
Fidelity VIP III Growth Opportunities Portfolio             0.58%         0.10%          0.00%               0.68%
Janus Aspen Series -- Capital Appreciation Portfolio:       0.65%         0.02%          0.25%               0.92%
Service Shares
Janus Aspen Series -- Global Technology Portfolio:          0.65%         0.04%          0.25%               0.94%
Service Shares
Janus Aspen Series -- International Growth Portfolio:       0.65%         0.06%          0.25%               0.96%
Service Shares
NSAT Capital Appreciation Fund                              0.60%         0.20%          0.00%               0.80%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,             0.50%         0.15%          0.00%               0.65%
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)

                                                          Management        Other         12b-1        Total Underlying
                                                             Fees         Expenses         Fees      Mutual Fund Expenses
                                                          ----------      --------        -----      --------------------
NSAT Gartmore NSAT Emerging Markets Fund                      1.15%         0.60%         0.00%             1.75%
NSAT Gartmore NSAT Global Technology and                      0.98%         0.37%         0.00%             1.35%
Communications Fund
NSAT Gartmore NSAT International Growth Fund                  1.00%         0.60%         0.00%             1.60%
NSAT Government Bond Fund                                     0.50%         0.16%         0.00%             0.66%
NSAT MAS NSAT Multi Sector Bond Fund (formerly,               0.75%         0.15%         0.00%             0.90%
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                        0.39%         0.16%         0.00%             0.55%
NSAT Nationwide Small Cap Growth Fund (formerly,              1.10%         0.20%         0.00%             1.30%
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                          0.90%         0.15%         0.00%             1.05%
NSAT Nationwide Small Company Fund                            0.93%         0.28%         0.00%             1.21%
NSAT Strong NSAT Mid Cap Growth Fund (formerly,               0.90%         0.10%         0.00%             1.00%
Nationwide Strategic Growth Fund)
NSAT Total Return Fund                                        0.58%         0.20%         0.00%             0.78%
NSAT Turner NSAT Growth Focus Fund                            0.90%         0.45%         0.00%             1.35%
Neuberger Berman AMT Growth Portfolio                         0.82%         0.08%         0.00%             0.90%
Neuberger Berman AMT Guardian Portfolio                       0.85%         0.15%         0.00%             1.00%
Neuberger Berman AMT Limited Maturity Bond Portfolio          0.65%         0.11%         0.00%             0.76%
Neuberger Berman AMT Partners Portfolio                       0.82%         0.10%         0.00%             0.92%
Oppenheimer Variable Account Funds -- Oppenheimer             0.62%         0.02%         0.00%             0.64%
Aggressive Growth Fund/VA (formerly, Oppenheimer
Capital Appreciation Fund)
Oppenheimer Variable Account Funds -- Oppenheimer             0.72%         0.04%         0.00%             0.76%
Bond Fund/VA
Oppenheimer Variable Account Funds -- Oppenheimer             0.64%         0.03%         0.00%             0.67%
Capital Appreciation/VA (formerly, Oppenheimer
Growth Fund)
Oppenheimer Variable Account Funds -- Oppenheimer Global      0.64%         0.04%         0.00%             0.68%
Securities Fund/VA
Oppenheimer Variable Account Funds -- Oppenheimer Main        0.70%         0.03%         0.00%             0.73%
Street Growth & Income Fund/VA
Oppenheimer Variable Account Funds -- Oppenheimer             0.72%         0.04%         0.00%             0.76%
Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc. (formerly, Strong            1.00%         0.11%         0.00%             1.11%
Special Fund II, Inc.)
Strong Variable Insurance Funds, Inc. -- Strong              1.00%         0.22%         0.00%             1.22%
Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc. -- International        1.00%         0.16%         0.00%             1.16%
Stock Fund II
The Universal Institutional Funds, Inc. -- Emerging           0.59%         0.81%         0.00%             1.40%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. -- Emerging Markets
Debt Portfolio)

                                                           Management       Other         12b-1        Total Underlying
                                                              Fees         Expenses        Fees      Mutual Fund Expenses
                                                           ----------      --------       -----      --------------------
The Universal Institutional Funds, Inc. -- U.S. Real          0.74%         0.36%         0.00%             1.10%
Estate Portfolio
Van Eck Worldwide Insurance Trust -- Worldwide Bond Fund      1.00%         0.15%         0.00%             1.15%
Van Eck Worldwide Insurance Trust -- Worldwide Emerging       1.00%         0.26%         0.00%             1.26%
Markets Fund
Van Eck Worldwide Insurance Trust -- Worldwide Hard           1.00%         0.14%         0.00%             1.14%
Assets Fund

(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying fund prospectus for details.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                           Management       Other         12b-1        Total Underlying
                                                              Fees         Expenses        Fees      Mutual Fund Expenses
                                                           ----------      --------       -----      --------------------
Credit Suisse Warburg Pincus Trust -- Global                  1.25%          0.28%          0.00%              1.53%
Post-Venture Capital Portfolio (formerly, Warburg
Pincus Trust -- Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust -- Post-Venture
Capital Portfolio)
Credit Suisse Warburg Pincus Trust -- International           1.00%          0.32%          0.00%              1.32%
Equity Portfolio (formerly, Warburg Pincus Trust --
International Equity Portfolio)
Credit Suisse Warburg Pincus Trust -- Small Company            0.90%          0.23%          0.00%              1.13%
Growth Portfolio (formerly, Warburg Pincus Trust --
Small Company Growth Portfolio)
Dreyfus Investment Portfolios -- European Equity               1.00%          0.60%          0.00%              1.60%
Portfolio -- Initial Shares
NSAT Capital Appreciation Fund                                0.60%          0.23%          0.00%              0.83%
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,               0.50%          0.40%          0.00%              0.90%
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)
NSAT Gartmore NSAT Emerging Markets Fund                      1.15%          2.94%          0.00%              4.09%
NSAT Gartmore NSAT Global Technology and                      0.98%          1.59%          0.00%              2.57%
Communications Fund
NSAT Gartmore NSAT International Growth Fund                  1.00%          1.88%          0.00%              2.88%
NSAT Government Bond Fund                                     0.50%          0.23%          0.00%              0.73%
NSAT MAS NSAT Multi Sector Bond Fund (formerly,               0.75%          0.34%          0.00%              1.09%
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                        0.39%          0.22%          0.00%              0.61%
NSAT Nationwide Small Cap Growth Fund (formerly,              1.10%          0.50%          0.00%              1.60%
Nationwide Select Advisers Small Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund                          0.90%          0.30%          0.00%              1.20%


                                                           Management       Other         12b-1        Total Underlying
                                                              Fees         Expenses        Fees      Mutual Fund Expenses
                                                           ----------      --------       -----      --------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly,               0.90%          0.27%         0.00%              1.17%
Nationwide Strategic Growth Fund)
NSAT Total Return Fund                                        0.58%          0.23%         0.00%              0.81%

NSAT Turner NSAT Growth Focus Fund                            0.90%          4.13%         0.00%               5.03%
Strong Opportunity Fund II, Inc. (formerly, Strong            1.00%          0.18%         0.00%               1.18%
Special Fund II, Inc.)
Strong Variable Insurance Funds, Inc. -- Strong                1.00%          0.25%         0.00%               1.25%
Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc. -- International         1.00%          0.58%         0.00%               1.58%
Stock Fund II
The Universal Institutional Funds, Inc. -- Emerging            0.80%          0.81%         0.00%               1.61%
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. -- Emerging Markets
Debt Portfolio)
The Universal Institutional Funds, Inc. -- U.S. Real           0.80%          0.36%         0.00%               1.16%
Estate Portfolio
Van Eck Worldwide Insurance Trust -- Worldwide Bond Fund      1.00%          0.21%         0.00%               1.21%
Van Eck Worldwide Insurance Trust -- Worldwide Emerging       1.00%          0.33%         0.00%               1.33%
Markets Fund
Van Eck Worldwide Insurance Trust -- Worldwide Hard           1.00%          0.16%         0.00%               1.16%
Assets Fund

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of the variable account (0.80%) and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply.

                                If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                 at the end of the applicable     contract at the end of the      at the end of the applicable
                                         time period                applicable time period                  time period
                               -------------------------------   ----------------------------  ---------------------------------
                               1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----   ------  ------  -------   -----  ------ ------ -------  -----  ------  ------  -------
American Century Variable        18      55     95       207      18      55     95      207      *     55      95      207
Portfolios, Inc. -- American
Century VP Balanced
American Century Variable        19      58     99       216      19      58     99      216      *     58      99      216
Portfolios, Inc. -- American
Century VP Capital
Appreciation
American Century Variable        16      49     84       184      16      49     84      184      *     49      84      184
Portfolios, Inc. -- American
Century VP Income & Growth
American Century Variable        21      66     113      243      21      66     113     243      *     66      113     243
Portfolios, Inc. -- American
Century VP International
American Century Variable        19      58     101      218      19      58     101     218      *     58      101     218
Portfolios, Inc. -- American
Century VP Value
Credit Suisse Warburg Pincus     23      71     122      216      23      71     122     216      *     71      122     216
Trust -- Global Post-Venture
Capital Portfolio (formerly,
Warburg Pincus Trust -- Global
Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust -- Post-Venture
Capital Portfolio)
Credit Suisse Warburg Pincus     22      68     117      250      22      68     117     250      *     68      117     250
Trust -- International Equity
Portfolio (formerly, Warburg
Pincus Trust -- International
Equity Portfolio)
Credit Suisse Warburg Pincus     20      62     106      230      20      62     106     230      *     62      106     230
Trust -- Small Company Growth
Portfolio (formerly, Warburg
Pincus Trust -- Small Company
Growth Portfolio)
Dreyfus Investment Portfolios    22      66     114      245      22      66     114     245      *     66      114     245
-- European Equity Portfolio --
Initial Shares
The Dreyfus Socially             17      51     89       193      17      51     89      193      *     51      89      193
Responsible Growth Fund, Inc.
-- Initial Shares
Dreyfus Stock Index Fund,        11      35     60       133      11      35     60      133      *     35      60      133
Inc. -- Initial Shares
Dreyfus Variable Investment      17      51     89       193      17      51     89      193      *     51      89      193
Fund -- Appreciation Portfolio
-- Initial Shares (formerly,
Capital Appreciation
Portfolio)

                                If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                 at the end of the applicable     contract at the end of the      at the end of the applicable
                                         time period                applicable time period                  time period
                               -------------------------------   ----------------------------  ---------------------------------
                               1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----   ------  ------  -------   -----  ------ ------ -------  -----  ------  ------  -------
Dreyfus Variable Investment      17     51      89       193      17     51     89     193       *      51      89      193
Fund -- Growth & Income
Portfolio -- Initial Shares
Fidelity VIP Equity -- Income    14     44      77       168      14     44     77     168       *      44      77      168
Portfolio
Fidelity VIP Growth Portfolio    15     47      82       178      15     47     82     178       *      47      82      178
Fidelity VIP High Income         16     48      83       182      16     48     83     182       *      48      83      182
Portfolio
Fidelity VIP Overseas Portfolio  18     55      95       206      18     55     95     206       *      55      95      206
Fidelity VIP II Asset Manager    15     46      79       174      15     46     79     174       *      46      79      174
Portfolio
Fidelity VIP II Contrafund(R)    15     48      82       180      15     48     82     180       *      48      82      180
Portfolio
Fidelity VIP III Growth          16     48      83       182      16     48     83     182       *      48      83      182
Opportunities Portfolio
Janus Aspen Series -- Capital    18     56      96       209      18     56     96     209       *      56      96      209
Appreciation Portfolio:
Service Shares
Janus Aspen Series -- Global     18     57      97       211      18     57     97     211       *      57      97      211
Technology Portfolio:
Service Shares
Janus Aspen Series --            18     57      98       213      18     57     98     213       *      57      98      213
International Growth
Portfolio: Service Shares
NSAT Capital Appreciation Fund   17     52      90       195      17     52     90     195       *      52      90      195
NSAT Dreyfus Mid Cap Index       15     47      82       178      15     47     82     178       *      47      82      178
Fund  (formerly, NSAT
Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select
Advisers Mid Cap Index Fund)
NSAT Gartmore NSAT Emerging      27     82      140      298      27     82    140     298       *      82      140     298
Markets Fund
NSAT Gartmore NSAT Global        23     70      119      256      23     70    119     256       *      70      119     256
Technology and Communications
Fund
NSAT Gartmore NSAT               25     77      132      282      25     77    132     282       *      77      132     282
International Growth Fund
NSAT Government Bond Fund        15     48      82       180      15     48     82     180       *      48      82      180
NSAT MAS NSAT Multi Sector       18     55      95       207      18     55     95     207       *      55      95      207
Bond Fund (formerly,
Nationwide Multi Sector
Bond Fund)
NSAT Money Market Fund           14     44      76       167      14     44     76     167       *      44      76      167
NSAT Nationwide Small Cap        22`    68      117      250      22     68    117     250       *      68     117      250
Growth Fund (formerly,
Nationwide Select Advisers
Small Cap Growth Fund)
NSAT Nationwide Small            21     65      112      241      21     65    112     241       *      65      112     241
Company Fund
NSAT Strong NSAT Mid Cap         19     58      101      218      19     58    101     218       *      58      101     218
Growth Fund (formerly,
Nationwide Strategic
Growth Fund)
NSAT Total Return Fund           17     51      89       193      17     51     89     193       *      51      89      193
NSAT Turner NSAT Growth          23     70      119      256      23     70    119     256       *      70     119      256
Focus Fund

                                If you surrender your contract   If you do not surrender your    If you annuitize your contract
                                 at the end of the applicable     contract at the end of the      at the end of the applicable
                                         time period                applicable time period                  time period
                               -------------------------------   ----------------------------  ---------------------------------
                               1 Yr.   3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----   ------  ------  -------   -----  ------ ------ -------  -----  ------  ------  -------
Neuberger Berman AMT Growth       18     55      95     207       18     55     95      207      *     55       95     207
Portfolio
Neuberger Berman AMT Guardian     19     58     101     218       19     58     101     218      *     58      101     218
Portfolio
Neuberger Berman AMT Limited      16     51      88     191       16     51     88      191      *     51       88     191
Maturity Bond Portfolio
Neuberger Berman AMT Partners     18     56      96     209       18     56     96      209      *     56       96     209
Portfolio
Oppenheimer Variable Account      15     47      81     177       15     47     81      177      *     47       81     177
Funds -- Oppenheimer Aggressive
Growth Fund /VA (formerly,
Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account      16     51      88     191       16     51     88      191      *     51       88     191
Fund -- Oppenheimer Bond Fund/VA
Oppenheimer Variable Account      15     48      83     181       15     48     83      181      *     48       83     181
Funds -- Oppenheimer Capital
Appreciation Fund/VA (formerly,
Oppenheimer Growth Fund)
Oppenheimer Variable Account      16     48      83     182       16     48     83      182      *     48       83     182
Funds -- Oppenheimer Global
Securities Fund/VA
Oppenheimer Variable Account      16     50      86     188       16     50     86      188      *     50       86     188
Funds -- Oppenheimer Main Street
Growth & Income Fund/VA
Oppenheimer Variable Account      16     51      88     191       16     51     88      191      *     51       88     191
Funds -- Oppenheimer Multiple
Strategies Fund/VA
Strong Opportunity Fund II,       20     62     106     230       20     62     106     230      *     62      106     230
Inc. (formerly, Strong Special
Fund II, Inc.)
Strong Variable Insurance         21     65     112     242       21     65     112     242      *     65      112     242
Funds, Inc. -- Strong Discovery
Fund II, Inc.
Strong Variable Insurance         21     64     109     235       21     64     109     235      *     64      109     235
Funds, Inc. -- International
Stock Fund II
The Universal Institutional       23     71     122     261       23     71     122     261      *     71      122     261
Funds, Inc. -- Emerging Markets
Debt Portfolio (formerly,
Morgan Stanley Dean Witter
Universal Funds, Inc. --
Emerging Markets Debt Portfolio)
The Universal Institutional       20     62     106     229       20     62     106     229      *     62      106     229
Funds, Inc. -- U.S. Real Estate
Portfolio
Van Eck Worldwide Insurance       20     63     109     234       20     63     109     234      *     63      109     234
Trust -- Worldwide Bond Fund
Van Eck Worldwide Insurance       22     67     114     246       22     67     114     246      *     67      114     246
Trust -- Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance       20     63     108     233       20     63     108     233      *     63      108     233
Trust -- Worldwide Hard
Assets Fund

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:

     o    Non-Qualified;
     o    Individual Retirement Annuities (IRAs);
     o    SEP IRAs; or
     o    Roth IRAs.

Individual Retirement Annuities or SEP IRAs may be purchased with annual IRA contributions rolled over from Qualified Plans, Individual Retirement Annuities, Tax Sheltered Annuities or custodial accounts.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                            MINIMUM
   CONTRACT           MINIMUM INITIAL     SUBSEQUENT
     TYPE            PURCHASE PAYMENT      PAYMENTS
   --------          ----------------     ----------
Non-Qualified               $0                $0
IRA                         $0                $0
Roth IRA                    $0                $0
SEP IRA                     $0                $0

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract.

Nationwide deducts a Mortality Risk Charge equal to an annualized rate of 0.80% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a SEP IRA.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

Individual Retirement Annuities are contracts that satisfy the following requirements:

o    the contract is not transferable by the  owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

ROTH IRAs

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, and SEP IRAs.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges.

CHARGES AND DEDUCTIONS

MORTALITY RISK CHARGE

Nationwide deducts a Mortality Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.80% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

If the Mortality Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3) such other dates as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

For contracts issued in the State of New York, references throughout this prospectus to "contingent owner" will mean "owner's beneficiary."

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 90 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                                            MINIMUM
   CONTRACT          MINIMUM INITIAL      SUBSEQUENT
     TYPE            PURCHASE PAYMENT      PAYMENTS
   --------          ----------------     ----------
Non-Qualified               $0                $0
IRA                         $0                $0
Roth IRA                    $0                $0
SEP IRA                     $0                $0

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the on the following nationally recognized holidays:

o    New Year's Day                      o    Independence Day
o    Martin Luther King, Jr. Day         o    Labor Day
o    Presidents' Day                     o    Thanksgiving
o    Good Friday                         o    Christmas
o    Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

     (a)  is the sum of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time prior to annuitization. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary date the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)
Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o    amounts allocated to the fixed account and any interest credited.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, and SEP IRAs may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Nationwide reserves the right to stop establishing new Asset Rebalancing Programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio, the NSAT Government Bond Fund, the NSAT Money Market Fund, and the Neuberger Berman AMT Limited Maturity Bond Portfolio to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option (1), there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and SEP IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survive the annuitant, the contingent beneficiaries receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

     If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date the dollar amount of the death benefit will be equal to the contract value.

For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications:

     If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1)  the contract value;

     (2)  the sum of all purchase payments, less any amounts surrendered; or

     (3) the highest contract value as of the most recent five year contract anniversary, less amounts surrendered since that five year contract anniversary.

     If the annuitant dies on or after his or her 86th birthday and prior to annuitization, the death benefit will equal the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES OR SEP IRAS

Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          (1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age
               70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another

Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

Simplified Employee Pensions (SEPS) and Salary Reduction Simplified Employee Pensions (SAR SEPS), described in Internal Revenue Code Section 408(k) are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          (1) treat the contract as a Roth IRA established for his or her benefit; or

          (2) receive distributions of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans or Individual Retirement Accounts) the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Roth IRAs; and

o    "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age
     59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than the yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;
     o    real estate;
     o    stocks and bonds;
     o    closed-end funds;
     o    bank money market deposit accounts and passbook savings;
     o    CDs; and
     o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;
     o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     o    Donoghue Money Fund Average;
     o    U.S. Treasury Note Index;
     o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     o    Dow Jones Industrial Average.


Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.,
     o    CDA/Wiesenberger;
     o    Morningstar;
     o    Donoghue's;
     o    magazines such as:
          o    Money;
          o    Forbes;
          o    Kiplinger's Personal Finance Magazine;
          o    Financial World;
          o    Consumer Reports;
          o    Business Week;
          o    Time;
          o    Newsweek;
          o    National Underwriter; and
          o    News and World Report;
     o    LIMRA;
     o    Value;
     o    Best's Agent Guide;
     o    Western Annuity Guide;
     o    Comparative Annuity Reports;
     o    Wall Street Journal;
     o    Barron's;
     o    Investor's Daily;
     o    Standard & Poor's Outlook; and
     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                            Ten Years or Date
                                                                            Fund Available in   Date Fund Added
                                                1 Year to     5 Years to     Variable Account     to Variable
             Sub-Account Options                12/31/00       12/31/00        To 12/31/00          Account
             -------------------                ---------     ----------    -----------------   ---------------
American Century Variable Portfolios, Inc.-       -3.43%          9.14%            8.56%           05-01-92
American Century VP Balanced
American Century Variable Portfolios, Inc.-        8.17%          9.31%           11.61%           12-01-87
American Century VP Capital Appreciation
American Century Variable Portfolio, Inc.-       -11.33%          N/A              4.61%           05-01-98
American Century VP Income & Growth
American Century Variable Portfolios, Inc.-      -17.49%         16.14%           13.19%           08-01-94
American Century VP International
American Century Variable Portfolios, Inc.-       17.20%          N/A             11.00%           12-23-96
American Century VP Value
Credit Suisse Warburg Pincus Trust - Global      -19.58%          N/A             11.97%           12-23-96
Post-Venture Capital Portfolio (formerly,
Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
Credit Suisse Warburg Pincus Trust -             -26.49%          4.35%            5.21%           07-03-95
International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Small       -18.77%         11.22%           14.67%           07-03-95
Company Growth Portfolio (formerly, Warburg
Pincus Trust - Small Company
Growth Portfolio)
The Dreyfus Investment Portfolios - European       N/A            N/A             -6.96%           05-01-00
Equity Portfolio - Initial Shares
The Dreyfus Socially Responsible Growth          -11.74%         17.50%           17.58%           10-01-93
Fund, Inc. - Initial Shares
Dreyfus Stock Index Fund, Inc. - Initial         -10.00%         17.03%           16.50%           09-20-93
Shares
Dreyfus Variable Investment Fund -                -1.44%          N/A             11.07%           07-14-97
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation Portfolio)
Dreyfus Variable Investment                       -4.55%          N/A              9.00%           12-23-96
Fund - Growth & Income Portfolio -
Initial Shares
Fidelity VIP Equity-Income Portfolio               7.56%         12.60%           16.41%           05-01-87
Fidelity VIP Growth Portfolio                    -11.69%         18.35%           19.08%           12-01-87
Fidelity VIP High Income Portfolio               -23.09%          0.67%            8.99%           05-01-87
Fidelity VIP Overseas Portfolio                  -19.75%          9.56%            8.41%           05-01-87
Fidelity VIP II Asset Manager Portfolio           -4.69%         10.28%           11.07%           09-01-89
Fidelity VIP II Contrafund(R) Portfolio           -7.37%         16.89%           17.47%           07-03-95
Fidelity VIP III Growth Opportunities            -17.73%          N/A              4.19%           07-14-97
Portfolio
Janus Aspen Series - Capital Appreciation           N/A           N/A            -21.09%           05-01-00
Portfolio: Service Shares
Janus Aspen Series - Global Technology              N/A           N/A            -32.57%           05-01-00
Portfolio: Service Shares
Janus Aspen Series - International Growth           N/A           N/A             -7.68%           05-01-00
Portfolio: Service Shares
NSAT Capital Appreciation Fund                   -27.12%         10.17%           10.57%           05-01-92

                                                                                Ten Years or Date
                                                                                Fund Available in   Date Fund Added
                                                    1 Year to     5 Years to     Variable Account     to Variable
             Sub-Account Options                    12/31/00       12/31/00        To 12/31/00          Account
             -------------------                    ---------     ----------    -----------------   ---------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,         N/A          N/A               4.61%           05-01-00
Nationwide Mid Cap Index Fund) (formerly,
Nationwide Select Advisers Mid Cap Index Fund)
NSAT Gartmore NSAT Emerging Markets Fund                N/A          N/A             -13.05%           10-02-00
NSAT Gartmore NSAT Global Technology and                N/A          N/A             -39.94%           10-02-00
Communications Fund
NSAT Gartmore NSAT International Growth Fund            N/A          N/A              -7.68%           10-02-00
NSAT Government Bond Fund                             11.64%        5.47%              7.10%           11-15-82
NSAT MAS NSAT Multi Sector Bond Fund (formerly,         N/A         N/A                4.37%           05-01-00
Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                                 5.18%        4.46%              3.97%           02-25-82
NSAT Nationwide Small Cap Growth Fund                   N/A         N/A              -19.24%           05-01-00
(formerly, Nationwide Select Advisers Small Cap
Growth Fund)
NSAT Nationwide Small Cap Value Fund                  10.31%        N/A                6.99%           05-01-98
NSAT Nationwide Small Company Fund                     8.03%       17.01%             19.38%           10-23-95
NSAT Strong NSAT Mid Cap Growth Fund (formerly,         N/A         N/A               18.92%           05-01-00
Nationwide Strategic Growth Fund)
NSAT Total Return Fund                                -2.90%       13.36%             14.58%           11-15-82
NSAT Turner NSAT Growth Focus Fund                      N/A         N/A              -36.68%           10-02-00
Neuberger Berman AMT Growth Portfolio                -12.36%       15.73%             14.25%           12-01-87
Neuberger Berman AMT Guardian Portfolio                0.33%        N/A                2.41%           05-01-98
Neuberger Berman AMT Limited Maturity Bond             5.93%        3.88%              4.86%           12-01-87
Portfolio
Neuberger Berman AMT Partners Portfolio               -0.10%       12.98%             15.37%           08-01-94
Oppenheimer Variable Account Funds -                    N/A         N/A              -22.17%           05-01-00
Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account Funds -                   5.25%        4.18%              6.72%           09-01-89
Oppenheimer Bond Fund/VA
Oppenheimer Variable Account Funds -                  -1.02%        N/A               18.29%           07-14-97
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)
Oppenheimer Variable Account Funds -                   4.25%       21.36%             16.58%           10-01-93
Oppenheimer Global Securities Fund/VA
Oppenheimer Variable Account Funds -                    N/A         N/A               -9.93%           05-01-00
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Variable Account Funds -                   5.59%       10.54%             10.85%           09-01-89
Oppenheimer Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc. (formerly,            5.75%       18.38%             18.32%           05-08-92
Strong Special Fund II, Inc.)
Strong Variable Insurance Funds, Inc. - Strong         3.56%        4.88%              8.94%           05-08-92
Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc. -              -40.01%        0.23%              0.23%           10-23-95
International Stock Fund II

                                                                                Ten Years or Date
                                                                                Fund Available in   Date Fund Added
                                                    1 Year to     5 Years to     Variable Account     to Variable
             Sub-Account Options                    12/31/00       12/31/00        To 12/31/00          Account
             -------------------                    ---------     ----------    -----------------   ---------------
The Universal Institutional Funds, Inc. -            10.50%          0.25%           -0.27%           07-14-97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debit Portfolio)
The Universal Institutional Funds, Inc. -             N/A             N/A             3.62%           09-22-00
U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide         1.06%          1.32%            3.68%           09-01-89
Bond Fund
Van Eck Worldwide Insurance Trust - Worldwide       -42.33%           N/A            -9.77%           12-23-96
Emerging Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide        10.52%          0.74%            4.92%           09-01-89
Hard Assets Fund


NON-STANDARDIZED TOTAL RETURN

                                                                                  10 Years To
                                                 1 Year To       5 Years To       12/31/00 or        Date Fund
             Sub-Account Options                  12/31/00        12/31/00       Life of Fund        Effective
             -------------------                 ---------       ----------      ------------        ---------
American Century Variable Portfolios, Inc.-        -3.43%          9.14%             9.04%           05-01-91
American Century VP Balanced
American Century Variable Portfolios, Inc.-         8.17%          9.31%            11.61%           11-20-87
American Century VP Capital Appreciation
American Century Variable Products, Inc.-         -11.66%          N/A              11.38%           10-30-97
American Century VP Income & Growth
American Century Variable Portfolios, Inc.-       -17.49%         16.14%            12.74%           05-01-94
American Century VP International
American Century Variable Portfolios, Inc.-        17.20%          N/A              11.69%           05-01-96
American Century VP Value
Credit Suisse Warburg Pincus Trust - Global       -19.58%          N/A              10.18%           09-30-96
Post-Venture Capital Portfolio (formerly,
Warburg Pincus Trust - Global Post-Venture
Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
Credit Suisse Warburg Pincus Trust -              -26.49%          4.35%             5.20%           06-30-95
International Equity Portfolio (formerly,
Warburg Pincus Trust - International
Equity Portfolio)
Credit Suisse Warburg Pincus Trust - Small        -18.77%         11.22%            14.65%           06-30-95
Company Growth Portfolio (formerly, Warburg
Pincus Trust - Small Company Growth Portfolio)
The Dreyfus Investment Portfolios - European       -2.78%          N/A              14.08%           04-30-99
Equity Portfolio - Initial Shares
The Dreyfus Socially Responsible Growth Fund,     -11.74%         17.50%            17.58%           10-06-93
Inc. - Initial Shares
Dreyfus Stock Index Fund, Inc. -                  -10.00%         17.03%            16.04%           09-29-89
Initial Shares

                                                                                  10 Years To
                                                  1 Year To       5 Years To       12/31/00 or      Date Fund
             Sub-Account Options                   12/31/00        12/31/00       Life of Fund      Effective
             -------------------                  ---------       ----------      ------------      ---------
Dreyfus Variable Investment Fund-                  -1.44%            17.37%          16.23%          04-05-93
Appreciation Portfolio - Initial Shares
(formerly, Capital Appreciation Portfolio)
Dreyfus Variable Investment Fund - Growth &        -4.55%            11.14%          15.93%          05-02-94
Income Portfolio - Initial Shares
Fidelity VIP Equity-Income Portfolio                 7.5%            12.60%          16.41%          10-09-86
Fidelity VIP Growth Portfolio                     -11.69%            18.35%          19.08%          10-09-86
Fidelity VIP High Income Portfolio                -23.09%             0.67%           8.99%          09-19-85
Fidelity VIP Overseas Portfolio                   -19.75%             9.56%           8.41%          01-28-87
Fidelity VIP II Asset Manager Portfolio            -4.69%            10.28%          11.07%          09-06-89
Fidelity VIP II Contrafund(R)Portfolio             -7.37%            16.89%          20.29%          01-03-95
Fidelity VIP III Growth Opportunities             -17.73%             9.73%          13.12%          01-03-95
Portfolio
Janus Aspen Series - Capital Appreciation         -19.97%              N/A           30.07%          05-01-97
Portfolio: Service Shares
Janus Aspen Series - Global Technology               N/A               N/A          -34.61%          01-18-00
Portfolio: Service Shares
Janus Aspen Series - International Growth         -17.60%              N/A           19.17%          05-02-94
Portfolio: Service Shares
NSAT Capital Appreciation Fund                    -27.12%            10.17%          10.26%          04-15-92
NSAT Dreyfus NSAT Mid Cap Index Fund               14.29%              N/A           13.67%          10-31-97
(formerly, Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select Advisers Mid Cap
Index Fund)
NSAT Gartmore NSAT Emerging Markets Fund             N/A               N/A           25.04%          08-30-00
NSAT Gartmore NSAT Global Technology and             N/A               N/A           25.25%          06-30-00
Communications Fund
NSAT Gartmore NSAT International Growth Fund         N/A               N/A           13.93%          08-30-00
NSAT Government Bond Fund                          11.64%             5.47%           7.10%          11-08-82
NSAT MAS NSAT Multi Sector Bond Fund                4.81%              N/A            2.60%          10-31-97
(formerly, Nationwide Multi Sector Bond Fund)
NSAT Money Market Fund                              5.18%             4.46%           3.97%          11-10-81
NSAT Nationwide Small Cap Growth Fund              16.84%              N/A           37.49%          02-03-99
(formerly, Nationwide Select Advisers Small
Cap Growth Fund)
NSAT Nationwide Small Cap Value Fund               10.31%              N/A            9.22%          10-31-97
NSAT Nationwide Small Company Fund                  8.03%            17.01%          19.38%          10-23-95
NSAT Strong NSAT Mid Cap Growth Fund              -16.05%              N/A           20.11%          10-31-97
(formerly, Nationwide Strategic Growth Fund)
NSAT Total Return Fund                             -2.90%            13.36%          14.58%          11-08-82
NSAT Turner NSAT Growth Focus Fund                   N/A               N/A          -40.54%          06-30-00
Neuberger Berman AMT Growth Portfolio             -12.36%            15.73%          14.25%          09-10-84
Neuberger Berman AMT Guardian Portfolio             0.33%              N/A           15.37%          11-03-97
Neuberger Berman AMT Limited Maturity               5.93%             3.88%           4.86%          09-10-84
Bond Portfolio
Neuberger Berman AMT Partners Portfolio            -0.10%            12.98%          13.93%          03-22-94

                                                                                  10 Years To
                                                  1 Year To       5 Years To       12/31/00 or      Date Fund
             Sub-Account Options                   12/31/00        12/31/00       Life of Fund      Effective
             -------------------                  ---------       ----------      ------------      ---------
Oppenheimer Variable Account Funds -              -11.95%          18.76%           20.25%           08-15-86
Oppenheimer Aggressive Growth Fund/VA
(formerly, Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account Funds -                5.25%            4.18%           6.72%           04-30-85
Oppenheimer Bond Fund/VA
Oppenheimer Variable Account Funds -               -1.02%           21.71%          18.50%           04-03-85
Oppenheimer Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)
Oppenheimer Variable Account Funds -                4.25%           21.36%          14.84%           11-12-90
Oppenheimer Global Securities Fund/VA
Oppenheimer Variable Account Funds -               -9.50%           14.42%          17.72%           07-05-95
Oppenheimer Main Street Growth &
Income Fund/VA
Oppenheimer Variable Account Funds -                5.59%           10.54%          10.85%           02-09-87
Oppenheimer Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc. (formerly,         5.75%           18.38%          18.32%           05-08-92
Strong Special Fund II, Inc.)
Strong Variable Insurance Funds, Inc. -             3.56%            4.88%           8.94%           05-08-92
Strong Discovery Fund II, Inc.
Strong Variable Insurance Funds, Inc. -           -40.06%           -0.23%           0.25%           10-20-95
International Stock Fund II
The Universal Institutional Funds, Inc. -          10.50%             N/A            0.31%           06-16-97
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debit Portfolio)
The Universal Institutional Funds, Inc. -          28.25%              N/A           7.12%           03-03-97
U.S. Real Estate Portfolio
Van Eck Worldwide Insurance Trust - Worldwide       1.06%            1.32%           3.68%           09-01-89
Bond Fund
Van Eck Worldwide Insurance Trust - Worldwide     -42.33%           -3.75%          -3.93%           12-27-95
Emerging Markets Fund
Van Eck Worldwide Insurance Trust - Worldwide      10.52%            0.74%           4.92%           09-01-89
Hard Assets Fund

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                              PAGE
                                                              ----
General Information and History..............................  1
Services.....................................................  1
Purchase of Securities Being Offered.........................  2
Underwriters.................................................  2
Calculations of Performance..................................  2
Annuity Payments.............................................  3
Financial Statements.........................................  4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

AMERICAN CENTURY VP BALANCED

Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities.

The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation.

AMERICAN CENTURY VP INCOME & GROWTH

Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

AMERICAN CENTURY VP INTERNATIONAL

Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities.

AMERICAN CENTURY VP VALUE

Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

SMALL COMPANY GROWTH PORTFOLIO

Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES

Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND - INITIAL SHARES

The Dreyfus Stock Index Fund ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION
PORTFOLIO)

Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

GROWTH & INCOME PORTFOLIO - INITIAL SHARES

Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

VIP EQUITY-INCOME PORTFOLIO

Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

VIP GROWTH PORTFOLIO

Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

VIP HIGH INCOME PORTFOLIO

Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

- at least 65% in income-producing debt securities and preferred stocks, including convertible securities, and

- up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

VIP OVERSEAS PORTFOLIO

Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

VIP II ASSET MANAGER PORTFOLIO

Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

VIP II CONTRAFUND (R) PORTFOLIO

Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

VIP III GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

CAPITAL APPRECIATION FUND

Investment Objective: Long-term capital appreciation.

DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)

Subadviser The Dreyfus Corporation

Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all

400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

GARTMORE NSAT EMERGING MARKETS FUND

Subadviser Gartmore Global Partners

Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

GARTMORE NSAT INTERNATIONAL GROWTH FUND

Subadviser Gartmore Global Partners

Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

GOVERNMENT BOND FUND

Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND FUND)

Subadviser Miller, Anderson & Sherrerd, LLP

Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

MONEY MARKET FUND

Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

Subadvisers Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

NATIONWIDE SMALL CAP VALUE FUND

Subadviser The Dreyfus Corporation

Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

NATIONWIDE SMALL COMPANY FUND

Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH FUND)

Subadviser Strong Capital Management Inc.

Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

TOTAL RETURN FUND

Investment Objective: Reasonable, long-term total return on invested capital.

TURNER NSAT GROWTH FOCUS FUND

Subadviser Turner Investment Partners, Inc.

Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

AMT GROWTH PORTFOLIO

Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

AMT GUARDIAN PORTFOLIO

Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

AMT LIMITED MATURITY BOND PORTFOLIO

Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

AMT PARTNERS PORTFOLIO

Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)

Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

OPPENHEIMER BOND FUND/VA

Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH FUND)

Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

OPPENHEIMER GLOBAL SECURITIES FUND/VA

Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

EMERGING MARKETS DEBT PORTFOLIO

Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Fund's investment adviser.

U. S. REAL ESTATE PORTFOLIO

Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

WORLDWIDE BOND FUND

Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

WORLDWIDE EMERGING MARKETS FUND

Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

AMERICAN CENTURY VP CAPITAL APPRECIATION

Investment Objective: Capital Growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO)

Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment adviser to the Funds.

STRONG DISCOVERY FUND II, INC.

Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

INTERNATIONAL STOCK FUND II

Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.

                                                                                  PERCENT        NUMBER OF
                                   ACCUMULATION UNIT       ACCUMULATION          CHANGE IN     ACCUMULATION
UNDERLYING                         VALUE AT BEGINNING     UNIT VALUE AT        ACCUMULATION    UNITS AT END
MUTUAL FUND                           OF PERIOD           END OF PERIOD         UNIT VALUE       OF PERIOD     YEAR
-----------                        ------------------     -------------        ------------    ------------    ----
American Century                        16.380267           15.819174             -3.43%           19,522      2000
Variable Portfolios,                    15.003357           16.380267              9.18%           22,159      1999
Inc. - American Century                 13.063915           15.003357             14.85%           23,530      1998
VP Balanced-Q/NQ                        11.371689           13.063915             14.88%           13,088      1997
                                        10.216536           11.371689             11.31%            6,446      1996
                                        10.000000           10.216536              2.17%                0      1995

American Century                        14.255724           15.419843              8.17%           51,447      2000
Variable Portfolios,                     8.734621           14.255724             63.21%           20,557      1999
Inc. - American Century                  8.999141            8.734621             -2.94%           18,219      1998
VP Capital                               9.377268            8.999141             -4.03%           19,350      1997
Appreciation - Q NQ                      9.880281            9.377268             -5.09%           18,023      1996
                                        10.000000            9.880281             -1.20%            4,931      1995

American Century Variable               12.717310           11.276864            -11.33%            5,868      2000
Portfolios, Inc. - American             10.862433           12.717310             17.08%            5,509      1999
Century VP Income & Growth -            10.000000           10.862433              8.62%            2,541      1998
Q/NQ

American Century                        26.516535           21.879287            -17.49%           27,765      2000
Variable Portfolios,                    16.294485           26.516535             62.73%           18,049      1999
Inc. - American Century                 13.831167           16.294485             17.81%           15,993      1998
VP International - Q/NQ                 11.752593           13.831167             17.69%           12,542      1997
                                        10.355977           11.752593             13.49%            9,529      1996
                                        10.000000           10.355977              3.56%              813      1995

American Century                        12.974490           15.206417             17.20%            8,057      2000
Variable Portfolios, Inc.               13.191239           12.974490             -1.64%           10,946      1999
Inc. - American Century                 12.687119           13.191239              3.97%           11,797      1998
VP Value - Q/NQ                         10.143681           12.687119             25.07%           10,578      1997
                                        10.000000           10.143681              1.44%              109      1996

Credit Suisse Warburg Pincus            19.584772           15.749145            -19.58%            4,978      2000
Trust - Global Post-Venture             12.075066           19.584772             62.19%            2,910      1999
Capital Portfolio (1) - Q/NQ            11.428435           12.075066              5.66%            3,794      1998
                                        10.164891           11.428435             12.43%            3,328      1997
                                        10.000000           10.164891              1.65%               74      1996*

Credit Suisse Warburg Pincus            17.437474           12.818931            -26.49%            7,880      2000
Trust - International Equity            11.456500           17.437474             52.21%            7,023      1999
Portfolio (2) - Q/NQ                    10.962668           11.456500              4.50%            6,952      1998
                                        11.306243           10.962668             -3.04%           17,214      1997
                                        10.363169           11.306243              9.10%           14,203      1996
                                        10.000000           10.363169              3.63%               56      1995

Credit Suisse Warburg Pincus            23.373394           18.987355            -18.77%           43,379      2000
Trust - Small Company Growth            13.935312           23.373394             67.73%           32,754      1999
Portfolio (3) - Q/NQ                    14.460130           13.935312             -3.63%           36,247      1998
                                        12.604244           14.460130             14.72%           38,323      1997
                                        11.154927           12.604244             12.99%           37,395      1996
                                        10.000000           11.154927             11.55%            4,327      1995

Dreyfus Investment Portfolios -         10.000000            9.303892             -6.96%              650      2000
European Equity Portfolio -
Initial Shares - Q/NQ

Dreyfus Stock Index                     25.799667           23.218901            -10.00%          131,722      2000
Fund, Inc. - Initial Shares - Q/NQ      21.564450           25.799667             19.64%          143,298      1999
                                        16.954928           21.564450             27.19%          131,089      1998
                                        12.854891           16.954928             31.89%           99,290      1997
                                        10.575706           12.854891             21.55%           39,070      1996
                                        10.000000           10.575706              5.76%              750      1995

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2)  Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3)  Formerly, Warburg Pincus Trust - Small Company Growth Portfolio.

                                                                                   PERCENT         NUMBER OF
                                     ACCUMULATION UNIT       ACCUMULATION         CHANGE IN      ACCUMULATION
UNDERLYING                           VALUE AT BEGINNING     UNIT VALUE AT       ACCUMULATION     UNITS AT END
MUTUAL FUND                              OF PERIOD           END OF PERIOD       UNIT VALUE       OF PERIOD      YEAR
-----------                          ------------------     -------------       ------------     ------------    ----
Dreyfus Variable Investment               14.590853           14.380447            -1.44%            21,750       2000
Fund - Appreciation Portfolio -           13.196658           14.590853            10.56%            30,352       1999
Initial Shares (1) - Q/NQ                 10.216047           13.196658            29.18%            19,647       1998
                                          10.000000           10.216047             2.16%               881       1997


Dreyfus Variable                          14.808738           14.135425            -4.55%            32,386       2000
Investment Fund -                         12.771671           14.808738            15.95%            30,865       1999
Growth & Income                           11.514380           12.771671            10.92%            34,081       1998
Portfolio - Initial Shares - Q/NQ          9.988028           11.514380            15.28%            35,596       1997
                                          10.000000            9.988028            -0.12%               100       1996

The Dreyfus Socially                      26.214069           23.136255           -11.74%            46,736       2000
Responsible Growth Fund, Inc. -           20.314721           26.214069            29.04%            44,406       1999
Q/NQ                                      15.827982           20.314721           -28.35%            34,081       1998
                                          12.423035           15.827982            27.41%            15,824       1997
                                          10.330490           12.423035             20.26             8,774       1996
                                          10.000000           10.330490             3.30%             1,038       1995

Fidelity VIP Equity - Income              18.055454           19.419912             7.56%            78,998       2000
Portfolio - Q/NQ                          17.117556           18.055454             5.48%            95,044       1999
                                          15.458195           17.117556            10.73%           122,353       1998
                                          12.163794           15.458195            27.08%           100,383       1997
                                          10.729806           12.163794            13.36%            64,295       1996
                                          10.000000           10.729806              7.30             3,621       1995

Fidelity VIP Growth Portfolio -           25.356659           22.392690           -11.69%           175,928       2000
Q/NQ                                      18.598337           25.356659            36.34%           163,650       1999
                                          13.440547           18.598337            38.37%           139,304       1998
                                          10.972453           13.440547            22.49%            94,841       1997
                                           9.643317           10.972453            13.78%            73,854       1996
                                          10.000000            9.643317            -3.57%             9,580       1995

Fidelity VIP High Income                  13.653329           10.500592           -23.09%            27,435       2000
Portfolio - Q/NQ                          12.725625           13.653329             7.29%            32,414       1999
                                          13.408646           12.725625            -5.09%            49,461       1998
                                          11.487324           13.408646            16.73%            50,741       1997
                                          10.155366           11.487324            13.12%            32,468       1996
                                          10.000000           10.155366             1.55%             1,331       1995

Fidelity VIP Overseas                     20.621533           16.548211           -19.75%            10,094       2000
Portfolio - Q/NQ                          14.574887           20.621533            41.49%            10,083       1999
                                          13.030895           14.574887            11.85%             4,658       1998
                                          11.775309           13.030895            10.66%             5,875       1997
                                          10.484931           11.775309            12.31%             4,173       1996
                                          10.000000           10.484931             4.85%             1,416       1995

Fidelity VIP II Asset Manager             18.026981           17.180905            -4.69%            25,055       2000
Portfolio - Q/NQ                          16.357953           18.026981            10.20%            25,628       1999
                                          14.332657           16.357953            14.13%            22,778       1998
                                          11.975202           14.332657            19.69%            16,536       1997
                                          10.533861           11.975202            13.68%             8,402       1996
                                          10.000000           10.533861             5.34%               557       1995

Fidelity VIP II Contrafund (R)            24.040622           22.269742            -7.37%            58,085       2000
Portfolio - Q/NQ                          19.503885           24.040622            23.26%            58,438       1999
                                          15.126324           19.503885            28.94%            46,870       1998
                                          12.282942           15.126324            23.15%            43,348       1997
                                          10.207482           12.282942            20.33%            27,304       1996
                                          10.000000           10.207482             2.07%             2,049       1995

Fidelity VIP III Growth                   14.011528           11.527669           -17.73%            13,970       2000
Opportunities Portfolio - Q/NQ            13.545866           14.011528             3.44%            16,334       1999
                                          10.957842           13.545866            23.62%            14,623       1998
                                          10.000000           10.957842             9.58%             8,302       1997

Janus Aspen Series - Capital              10.000000            7.891321           -21.09%            28,432       2000
Appreciation Portfolio: Service
Shares - Q/NQ

Janus Aspen Series - Global               10.000000            6.742806           -32.57%            12,944       2000
Technology Portfolio: Service
Shares - Q/NQ

(1)  Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
     Portfolio.

                                                                                   PERCENT         NUMBER OF
                                     ACCUMULATION UNIT       ACCUMULATION         CHANGE IN      ACCUMULATION
UNDERLYING                           VALUE AT BEGINNING     UNIT VALUE AT       ACCUMULATION     UNITS AT END
MUTUAL FUND                              OF PERIOD           END OF PERIOD       UNIT VALUE       OF PERIOD      YEAR
-----------                          ------------------     -------------       ------------     ------------    ----
Janus Aspen Series -                      10.000000           7.909644             -20.90%          14,734       2000
International Growth Portfolio:
Service Shares - Q/NQ

NSAT Capital Appreciation                 23.962791           17.464509            -27.12%         157,532       2000
Fund - Q/NQ                               23.165130           23.962791              3.44%         193,049       1999
                                          17.967816           23.165130             28.93%         173,177       1998
                                          13.467403           17.967816             33.42%          71,575       1997
                                          10.763065           13.467403             25.13%          29,257       1996
                                          10.000000           10.763065              7.63%               0       1995

NSAT Dreyfus NSAT Mid Cap Index           10.000000           10.461354              4.61%          20,569       2000
Fund (1) - Q/NQ

NSAT Gartmore NSAT Emerging               10.000000            8.695426            -13.05%             502       2000
Markets Fund - Q/NQ

NSAT Gartmore NSAT Global                 10.000000            6.005928            -39.94%          13,338       2000
Technology and Communications
Fund - Q/NQ

NSAT Gartmore NSAT International          10.000000            9.231861             -7.68%           2,165       2000
Growth Fund - Q/NQ

NSAT Government Bond Fund - Q/NQ          11.994653           13.391210             11.64%          55,157       2000
                                          12.382040           11.994653             -3.13%          44,058       1999
                                          11.460915           12.382040              8.04%          73,710       1998
                                          10.534938           11.460915              8.79%          33,367       1997
                                          10.262495           10.534938              2.65%          21,218       1996
                                          10.000000           10.262495              2.62%             329       1995

NSAT MAS NSAT Multi Sector Bond           10.000000           10.437264              4.37%           1,302       2000
Fund (2) - Q/NQ

NSAT Money Market Fund* - Q/NQ            11.916889           12.534525              5.18%         160,952       2000
                                          11.457526           11.916889              4.01%         261,619       1999
                                          10.971484           11.457526              4.43%         105,929       1998
                                          10.507347           10.971484              4.42%          73,643       1997
                                          10.076854           10.507347              4.27%          66,257       1996
                                          10.000000           10.076854              0.77%           2,529       1995

NSAT Nationwide Small Cap Growth          10.000000            8.049038            -19.51%         618,926       2000
Fund (3) - Q/NQ

NSAT Nationwide Small Cap Value           10.852397           11.971815             10.31%          24,218       2000
Fund - Q/NQ                                8.557673           10.852397             26.81%           9,932       1999
                                          10.000000            8.557673            -14.42%           2,274       1998

NSAT Nationwide Small Company             23.169876           25.030655              8.03%          74,005       2000
Fund - Q/NQ                               16.217601           23.169876             42.87%          58,529       1999
                                          16.185025           16.217601              0.20%          53,891       1998
                                          13.903343           16.185025             16.41%          81,600       1997
                                          11.411037           13.903343             21.84%          44,951       1996
                                          10.000000           11.411037             14.11%           2,228       1995

NSAT Strong NSAT Mid Cap Growth           10.000000            8.107860            -18.92%          13,733       2000
Fund (4) - Q/NQ

NSAT - Total Return Fund - Q/NQ           20.248322           19.661262             -2.90%         318,149       2000
                                          19.086420           20.248322              6.09%         345,455       1999
                                          16.295055           19.086420             17.13%         341,583       1998
                                          12.691338           16.295055             28.40%         281,695       1997
                                          10.500717           12.691338             20.86%         115,258       1996
                                          10.000000           10.500717              5.01%             492       1995

*    The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
     5.32%.

(1)  Formerly, NSAT Nationwide Mid Cap Index Fund.

(2)  Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3)  Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

(4)  Formerly, NSAT Nationwide Strategic Growth Fund.

                                                                                   PERCENT         NUMBER OF
                                     ACCUMULATION UNIT       ACCUMULATION         CHANGE IN      ACCUMULATION
UNDERLYING                           VALUE AT BEGINNING     UNIT VALUE AT       ACCUMULATION     UNITS AT END
MUTUAL FUND                              OF PERIOD           END OF PERIOD       UNIT VALUE       OF PERIOD        YEAR
-----------                          ------------------     -------------       ------------     ------------      ----
NSAT - Turner NSAT Growth Focus           10.000000           6.331960            -36.68%          3,425           2000
Fund - Q/NQ

Neuberger Berman                          23.621161           20.701572           -12.36%          47,958          2000
AMT Growth Portfolio - Q/NQ               15.832511           23.621161            49.19%          23,843          1999
                                          13.815173           15.832511            14.60%          21,611          1998
                                          10.795282           13.815173            27.97%          25,437          1997
                                           9.971367           10.795282             8.26%          14,060          1996
                                          10.000000           9.971367             -0.29%           4,427          1995

Neuberger Berman                          10.619078           10.653724             0.33%           6,623          2000
AMT Guardian Portfolio - Q/NQ              9.313837           10.619078            14.01%           7,788          1999
                                          10.000000           9.313837             -6.86%          11,593          1998

Neuberger Berman                          11.627287           12.317349             5.93%           5,140          2000
AMT Limited Maturity                      11.550378           11.627287             0.67%           5,163          1999
Bond Portfolio - Q/NQ                     11.153775           11.550378             3.56%           9,399          1998
                                          10.533549           11.153775             5.89%          11,235          1997
                                          10.180593           10.533549             3.47%           4,015          1996
                                          10.000000           10.180593             1.81%          18,239          1995

Neuberger Berman                          19.476219           19.456831            -0.10%          34,879          2000
AMT Partners Portfolio - Q/NQ             18.285622           19.476219             6.51%          45,425          1999
                                          17.688563           18.285622             3.38%          53,654          1998
                                          13.585552           17.688563            30.20%          64,149          1997
                                          10.570046           13.585552            28.53%          31,248          1996
                                          10.000000           10.570046             5.70%           1,167          1995

Oppenheimer Variable Account              10.000000            7.782700           -22.17%          29,575          2000
Funds - Oppenheimer Aggressive
Growth Fund/VA (1) - Q/NQ

Oppenheimer Variable Account              11.996138           12.626152             5.25%          13,699          2000
Funds - Oppenheimer Bond Fund/VA          12.279322           11.996138            -2.31%          22,929          1999
- Q/NQ                                    11.589929           12.279322             5.95%          37,028          1998
                                          10.693801           11.589929             8.38%          14,624          1997
                                          10.287129           10.693801             3.95%           7,687          1996
                                          10.000000           10.287129             2.87%              71          1995

Oppenheimer Variable Account              25.475921           26.559166             4.25%          29,487          2000
Funds - Oppenheimer Global                16.204214           25.475921            57.22%          15,435          1999
Securities Fund/VA - Q/NQ                 14.315651           16.204214            13.19%          12,933          1998
                                          11.787738           14.315651            21.45%          15,358          1997
                                          10.087683           11.787738            16.85%           6,158          1996
                                          10.000000           10.087683             0.88%              44          1995

Oppenheimer Variable Account              18.067674           17.882542            -1.02%          53,684          2000
Funds - Oppenheimer Capital               12.857366           18.067674            40.52%          29,759          1999
Appreciation Fund/VA (2) - Q/NQ           10.452434           12.857366            23.01%          10,024          1998
                                          10.000000           10.452434             4.52%           1,275          1997

Oppenheimer Variable Account              10.000000            9.006560            -9.93%           2,761          2000
Funds - Oppenheimer Main Street
Growth & Income Fund/VA - Q/NQ

Oppenheimer Variable Account              16.105297           17.005691             5.59%          23,989          2000
Fund - Oppenheimer                        14.521876           16.105297            10.90%          20,072          1999
Multiple Strategies                       13.725672           14.521876             5.80%          30,454          1998
Fund/VA - Q/NQ                            11.803522           13.725672            16.28%          23,875          1997
                                          10.302692           11.803522            14.57%           8,562          1996
                                          10.000000           10.302692             3.03%              78          1995

Strong Opportunity                        23.278533           24.560714             5.51%          44,706          2000
Fund II, Inc. (3) - Q/NQ                  17.394278           23.278533            33.83%          36,419          1999
                                          15.443112           17.394278            12.63%          38,905          1998
                                          12.408965           15.443112            24.45%          33,760          1997
                                          10.587949           12.408965            17.20%          16,130          1996
                                          10.000000           10.587949             5.88%             800          1995

(1)  Formerly, Oppenheimer Capital Appreciation Fund.

(2)  Formerly, Oppenheimer Growth Fund.

(3)  Formerly, Strong Special Fund II, Inc.

                                                                                   PERCENT         NUMBER OF
                                     ACCUMULATION UNIT       ACCUMULATION         CHANGE IN      ACCUMULATION
UNDERLYING                           VALUE AT BEGINNING     UNIT VALUE AT       ACCUMULATION     UNITS AT END
MUTUAL FUND                              OF PERIOD           END OF PERIOD       UNIT VALUE       OF PERIOD      YEAR
-----------                          ------------------     -------------       ------------     ------------    ----
Strong Variable                          12.830259            13.287371            3.56%            4,344        2000

Insurance Funds,                         12.307345            12.830259            4.25%            4,665        1999
Inc. - Strong Discovery                  11.566866            12.307345            6.40%            3,940        1998

Fund II, Inc. - Q/NQ                     10.467953            11.566866           10.50%            7,594        1997
                                         10.468286            10.467953           -0.00%            5,897        1996
                                         10.000000            10.468286            4.68%            2,181        1995

Strong Variable Insurance Funds,         16.768723            10.060255          -40.01%            6,482        2000
Inc. - International Stock Fund           9.029694            16.768723           85.71%            7,158        1999
II - Q/NQ                                 9.559256             9.029694           -5.54%            3,975        1998
                                         11.142737             9.559256          -14.21%            4,871        1997
                                         10.176527            11.142737            9.49%            5,535        1996
                                         10.000000            10.176527            1.77%                0        1995

The Universal Institutional               8.966597             9.908126           10.50%            2,948        2000
Funds, Inc. - Emerging Markets            6.986517             8.966597           28.34%              183        1999
Debt Portfolio (1) - Q/NQ                 9.833594             6.986517          -28.95%              176        1998
                                         10.000000             9.833594           -1.66%            3,069        1997

The Universal Institutional              10.000000            10.408004            4.08%           14,597        2000
Funds, Inc. - U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide                        10.685109            10.797955            1.06%              202        2000
Insurance Trust -                        11.685439            10.685109           -8.56%              852        1999
Worldwide Bond                           10.447140            11.685439           11.85%            2,229        1998
Fund - Q/NQ                              10.285816            10.447140            1.57%            1,653        1997
                                         10.113918            10.285816            1.70%              864        1996
                                         10.000000            10.113918            1.14%              496        1995

Van Eck Worldwide -                      11.473874             6.617049          -42.33%           16,851        2000
Insurance Trust                           5.774938            11.473874           98.68%           20,861        1999
Worldwide Emerging                        8.838016             5.774938          -34.66%           11,193        1998
Markets Fund - Q/NQ                      10.078944             8.838016          -12.31%           16,397        1997
                                         10.000000            10.078944            0.79%              151        1996

Van Eck Worldwide                        10.385200            11.477209           10.52%           12,799        2000
Insurance Trust - Worldwide               8.651833            10.385200           20.03%            9,105        1999
Hard Assets Fund - Q/NQ                  12.634338             8.651833          -31.52%           10,692        1998
                                         12.953621            12.634338           -2.46%           10,500        1997
                                         11.060595            12.953621           17.12%           10,025        1996
                                         10.000000            11.060595           10.61%              499        1995

(1) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

The Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares, (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio), Fidelity VIP III Growth Opportunities Portfolio, The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Debt Portfolio), and Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth Fund) were added July 14, 1997. Consequently, the condensed financial information reflects the accumulation unit values for the accumulation units outstanding for the period from July 14, 1997 to December 31, 1997.

The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio - Initial Shares, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the condensed financial information reflects the reporting period from December 23, 1996 through December 31, 1996.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth, NSAT Nationwide Small Cap Value Fund and Neuberger Berman AMT Guardian Portfolio were added to the variable account effective May 1, 1998. Consequently, the condensed financial information reflects reporting period from May 1, 1998 through December 31, 1998.

The Dreyfus Investment Portfolios -- European Equity Portfolio -- Initial Shares, Janus Aspen Series -- Capital Appreciation Portfolio: Service Shares, Janus Aspen Series -- Global Technology Portfolio: Service Shares, Janus Aspen Series -- International Growth Portfolio: Service Shares, NSAT Dreyfus NSAT Mid Cap Index Fund, NSAT MAS NSAT Multi Sector Bond Fund, NSAT Nationwide Small Cap Growth Fund, NSAT Strong NSAT Mid Cap Growth Fund, Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, and the Oppenheimer Variable Account Funds -- Oppenheimer Main Street Growth & Income Fund/VA were added May 1, 2000. Therefore, the condensed financial information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the condensed financial information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, the NSAT Gartmore NSAT Global Technology and Communications Fund, the NSAT Gartmore NSAT International Growth Fund and the NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the condensed financial information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
General Information and History.......................................... 1
Services................................................................. 1
Purchase of Securities Being Offered..................................... 2
Underwriters............................................................. 2
Calculations of Performance.............................................. 2
Annuity Payments......................................................... 3
Financial Statements..................................................... 4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies and all of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements of Nationwide Life Insurance Company and Nationwide Variable Account-II have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio, 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE


Any current yield quotations of the GVIT -- Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the GVIT -- Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was 5.32%. The GVIT -- Gartmore GVIT Money Market Fund: Class I effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2000, the seven-day effective yield was 5.46%.

The GVIT -- Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT -- Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT -- Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT -- Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 0.80% Mortality and Expense Risk Charge and an Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments", located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Balanced (ACVPBal)
         23,254,381 shares (cost $179,292,973) ...........................................................  $   169,059,352

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,980,609 shares (cost $392,382,807) ...........................................................      441,534,009

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         10,915,573 shares (cost $81,181,130) ............................................................       77,609,722

      American Century VP - American Century VP International (ACVPInt)
         34,377,926 shares (cost $404,752,925) ...........................................................      351,686,188

      American Century VP - American Century VP Value (ACVPValue)
         14,687,317 shares (cost $90,479,525) ............................................................       97,964,406

      American VI Series - Growth Fund (AVISGro)
         509,178 shares (cost $26,295,872) ...............................................................       37,434,762

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         139,753 shares (cost $1,862,224) ................................................................        1,711,974

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         256,737 shares (cost $2,836,248) ................................................................        3,011,531

      Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,197,818 shares (cost $342,884,447) ...........................................................      351,518,786

      Dreyfus Stock Index Fund (DryStkIx)
         47,504,015 shares (cost $1,515,769,303) .........................................................    1,615,136,511

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         132,181 shares (cost $1,937,948) ................................................................        1,980,072

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         3,629,617 shares (cost $141,849,692) ............................................................      141,228,408

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,679,807 shares (cost $86,215,736) .............................................................       86,401,863

      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         77,340,396 shares (cost $1,706,271,773) .........................................................    1,973,726,911

      Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
         69,187,140 shares (cost $2,976,171,583) .........................................................    3,020,018,659

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         41,926,587 shares (cost $438,089,544) ...........................................................      342,959,481

      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         23,645,235 shares (cost $538,058,696) ...........................................................      472,668,247

      Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         49,686,540 shares (cost $773,705,924) ...........................................................      794,984,639

      Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
         51,619,503 shares (cost $1,134,162,899) .........................................................    1,225,447,013

                                                                   (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         6,246,625 shares (cost $134,269,625) ............................................................      110,815,134

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         2,534,334 shares (cost $76,144,734) .............................................................       67,261,221

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlTech)
         6,847,187 shares (cost $63,328,493) .............................................................       44,849,073

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanIntGro)
         1,435,892 shares (cost $48,064,242) .............................................................       43,995,729

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         1,572,030 shares (cost $11,883,018) .............................................................       10,862,730

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         10,659,840 shares (cost $120,720,608) ...........................................................      122,694,761

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         17,868,871 shares (cost $411,619,268) ...........................................................      262,315,026

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         9,010 shares (cost $66,587) .....................................................................           67,668

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobT)
         237,854 shares (cost $2,018,034) ................................................................        1,748,223

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,233,627 shares (cost $344,097,628) ...........................................................      345,872,697

      Nationwide SAT - Growth Focus Fund - Turner (NSATGroF)
         344,805 shares (cost $2,318,713) ................................................................        2,058,486

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         4,352 shares (cost $37,004) .....................................................................           37,556

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
         2,526,885 shares (cost $35,226,506) .............................................................       34,239,295

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         913,797,583 shares (cost $913,797,583) ..........................................................      913,797,583

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         844,796 shares (cost $7,802,229) ................................................................        7,839,704

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         552,347 shares (cost $9,665,026) ................................................................        8,970,122

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         11,121,045 shares (cost $113,672,188) ...........................................................       96,753,091

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         17,411,459 shares (cost $384,681,809) ...........................................................      348,229,187

      Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
      (formerly Nationwide SAT - Strategic Growth Fund)
         2,611,307 shares (cost $53,576,949) .............................................................       43,426,031

      Nationwide SAT - Total Return Fund (NSATTotRe)
         74,857,980 shares (cost $1,095,406,803) .........................................................      871,346,886

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         18,294,771 shares (cost $690,538,581) ...........................................................      560,734,733

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,347,366 shares (cost $37,362,558) .............................................................       37,393,541

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         9,037,242 shares (cost $120,105,250) ............................................................      119,201,227

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         23,283,571 shares (cost $410,224,132) ...........................................................      376,495,349

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         1,285,356 shares (cost $122,935,186) ............................................................       90,964,657

      Oppenheimer Bond Fund/VA (OppBdFd)
         21,864,111 shares (cost $257,265,683) ...........................................................      245,971,243

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         7,059,610 shares (cost $336,047,462) ............................................................      329,189,638

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         26,027,907 shares (cost $696,147,464) ...........................................................      789,426,417

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         619,909 shares (cost $14,412,353) ...............................................................       13,179,265

      Oppenheimer - Multiple Strategies Fund/VA (OppMult)
         16,220,957 shares (cost $260,198,936) ...........................................................      268,456,831

      Strong Opportunity Fund II, Inc. (StOpp2)
         35,602,855 shares (cost $765,958,621) ...........................................................      852,332,352

      Strong VIF - Strong Discovery Fund II (StDisc2)
         9,922,780 shares (cost $109,765,274) ............................................................      117,882,629

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         4,225,537 shares (cost $44,383,087) .............................................................       41,832,815

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         5,644,091 shares (cost $56,242,113) .............................................................       58,529,219

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         5,781,598 shares (cost $53,187,826) .............................................................       47,929,443

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         4,383,045 shares (cost $51,907,128) .............................................................       52,903,357

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGPVenCp)
         2,586,890 shares (cost $50,484,663) .............................................................       35,233,447

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         15,378,473 shares (cost $212,318,968) ...........................................................      165,011,013

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         20,494,820 shares (cost $497,357,328) ...........................................................      341,853,595
                                                                                                             --------------
            Total investments ............................................................................   19,087,783,508
   Accounts receivable ...................................................................................        3,064,488
                                                                                                             --------------
            Total assets .................................................................................   19,090,847,996

Accounts Payable .........................................................................................                -
                                                                                                             --------------
Contract Owners' Equity (Note 4) ......................................................................... $ 19,090,847,996
                                                                                                             ==============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                         Total                 ACVPBal          ACVPCapAp          ACVPIncGr
Investment activity:
  Reinvested dividends ..........................  $    336,342,837          4,946,562                  -            507,320
  Mortality and expense risk charges (note 2) ...      (293,681,788)        (2,547,718)        (6,362,673)        (1,190,574)
                                                   ----------------       ------------      -------------      -------------
     Net investment activity ....................        42,661,049          2,398,844         (6,362,673)          (683,254)
                                                   ----------------       ------------      -------------      -------------

  Proceeds from mutual funds shares sold ........    14,227,790,121         38,657,943        207,564,165         33,696,879
  Cost of mutual fund shares sold ...............   (12,632,520,900)       (37,471,959)      (123,236,400)       (29,004,425)
                                                   ----------------       ------------      -------------      -------------
     Realized gain (loss) on investments ........     1,595,269,221          1,185,984         84,327,765          4,692,454
  Change in unrealized gain (loss)
     on investments .............................    (5,003,649,641)       (13,792,135)       (71,949,602)       (14,589,166)
                                                   ----------------       ------------      -------------      -------------
     Net gain (loss) on investments .............    (3,408,380,420)       (12,606,151)        12,378,163         (9,896,712)
                                                   ----------------       ------------      -------------      -------------
  Reinvested capital gains ......................     1,946,976,470          3,115,066         13,797,979                  -
                                                   ----------------       ------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (1,418,742,901)        (7,092,241)        19,813,469        (10,579,966)
                                                   ================       ============      =============      =============




                                                         ACVPInt             ACVPValue         AVISGro             AVISHiYld
Investment activity:
  Reinvested dividends ..........................         599,493            675,725              1,140             16,648
  Mortality and expense risk charges (note 2) ...      (6,086,435)          (843,948)          (565,145)           (23,855)
                                                   --------------     --------------      -------------      -------------
     Net investment activity ....................      (5,486,942)          (168,223)          (564,005)            (7,207)
                                                   --------------     --------------      -------------      -------------

  Proceeds from mutual funds shares sold ........     476,535,373        126,703,947          7,839,822            833,463
  Cost of mutual fund shares sold ...............    (368,103,684)      (131,978,000)        (3,598,885)          (968,362)
                                                   --------------     --------------      -------------      -------------
     Realized gain (loss) on investments ........     108,431,689         (5,274,053)         4,240,937           (134,899)
  Change in unrealized gain (loss)
     on investments .............................    (197,284,487)        14,392,026         (2,180,702)            73,417
                                                   --------------     --------------      -------------      -------------
     Net gain (loss) on investments .............     (88,852,798)         9,117,973          2,060,235            (61,482)
                                                   --------------     --------------      -------------      -------------
  Reinvested capital gains ......................       8,963,259          1,729,062            279,311                  -
                                                   --------------     --------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     (85,376,481)        10,678,812          1,775,541            (68,689)
                                                   ==============     ==============      =============      =============



                                                         AVISGvt              DrySRGro          DryStkIx          DryEuroEq
Investment activity:
  Reinvested dividends ..........................  $         18,356          2,910,775         17,358,217              4,001
  Mortality and expense risk charges (note 2) ...           (41,633)        (5,481,462)       (25,675,177)           (14,020)
                                                   ----------------       ------------      -------------      -------------
     Net investment activity ....................           (23,277)        (2,570,687)        (8,316,960)           (10,019)
                                                   ----------------       ------------      -------------      -------------

  Proceeds from mutual funds shares sold ........         1,047,765         64,620,243        512,020,192         25,953,251
  Cost of mutual fund shares sold ...............        (1,076,744)       (48,400,745)      (350,569,645)       (25,953,871)
                                                   ----------------       ------------      -------------      -------------
     Realized gain (loss) on investments ........           (28,979)        16,219,498        161,450,547               (620)
  Change in unrealized gain (loss)
     on investments .............................           355,766        (62,886,177)      (379,329,471)            42,124
                                                   ----------------       ------------      -------------      -------------
     Net gain (loss) on investments .............           326,787        (46,666,679)      (217,878,924)            41,504
                                                   ----------------       ------------      -------------      -------------
  Reinvested capital gains ......................                 -                  -         26,620,604             21,380
                                                   ----------------       ------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $        303,510        (49,237,366)      (199,575,280)            52,865
                                                   ================       ============      =============      =============



                                                          DryAp              DryGrInc         FidVIPEI           FidVIPGr
Investment activity:
  Reinvested dividends ..........................         940,865            549,542         38,829,214          4,266,552
  Mortality and expense risk charges (note 2) ...      (2,211,671)        (1,282,183)       (27,456,577)       (49,865,025)
                                                   --------------     --------------      -------------      -------------
     Net investment activity ....................      (1,270,806)          (732,641)        11,372,637        (45,598,473)
                                                   --------------     --------------      -------------      -------------

  Proceeds from mutual funds shares sold ........     118,601,893         32,949,376        682,979,109        851,570,151
  Cost of mutual fund shares sold ...............    (100,296,275)       (28,315,551)      (532,556,353)      (535,099,742)
                                                   --------------     --------------      -------------      -------------
     Realized gain (loss) on investments ........      18,305,618          4,633,825        150,422,756        316,470,409
  Change in unrealized gain (loss)
     on investments .............................     (22,870,820)       (11,855,217)      (198,469,780)    (1,116,288,993
                                                   --------------     --------------      -------------      -------------
     Net gain (loss) on investments .............      (4,565,202)        (7,221,392)       (48,047,024)      (799,818,584)
                                                   --------------     --------------      -------------      -------------
  Reinvested capital gains ......................       1,595,808          3,140,839        146,286,807        424,521,957
                                                   --------------     --------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (4,240,200)        (4,813,194)       109,612,420       (420,895,100)
                                                   ==============     ==============      =============      =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000


                                                         FidVIPHI          FidVIPOv      FidVIPAM        FidVIPCon
Investment activity:
  Reinvested dividends .............................. $  38,902,379       9,681,807      32,748,330       5,252,803
  Mortality and expense risk charges (note 2) .......    (6,528,204)     (8,011,526)    (12,355,587)    (19,034,374)
                                                       ------------    ------------    ------------    ------------
     Net investment activity ........................    32,374,175       1,670,281      20,392,743     (13,781,571)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............   322,570,744     782,703,829     236,635,022     295,680,020
  Cost of mutual fund shares sold ...................  (367,611,353)   (770,972,116)   (210,670,183)   (190,692,946)
                                                       ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ............   (45,040,609)     11,731,713      25,964,839     104,987,074
  Change in unrealized gain (loss)
     on investments .................................  (102,409,099)   (198,181,756)   (170,721,604)   (392,414,348)
                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments .................  (147,449,708)   (186,450,043)   (144,756,765)   (287,427,274)
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             -      60,969,217      77,152,846     190,676,735
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........... $(115,075,533)   (123,810,545)    (47,211,176)   (110,532,110)
                                                       ============    ============    ============    ============



                                                           FidVIPGrOp       JanCapAp        JanGlTech       JanIntGro
Investment activity:
  Reinvested dividends ..............................       2,124,444         481,422         281,670       1,449,874
  Mortality and expense risk charges (note 2) .......      (1,952,833)       (476,847)       (366,503)       (311,550)
                                                         ------------     -----------     -----------     -----------
     Net investment activity ........................         171,611           4,575         (84,833)      1,138,324
                                                         ------------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ............     111,933,140      57,605,679      22,816,827      74,533,541
  Cost of mutual fund shares sold ...................    (114,214,972)    (62,436,374)    (25,949,533)    (80,669,319)
                                                         ------------     -----------     -----------     -----------
     Realized gain (loss) on investments ............      (2,281,832)     (4,830,695)     (3,132,706)     (6,135,778)
  Change in unrealized gain (loss)
     on investments .................................     (36,526,452)     (8,883,513)    (18,479,419)     (4,068,513)
                                                         ------------     -----------     -----------     -----------
     Net gain (loss) on investments .................     (38,808,284)    (13,714,208)    (21,612,125)    (10,204,291)
                                                         ------------     -----------     -----------     -----------
  Reinvested capital gains ..........................      10,773,968               -               -               -
                                                         ------------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........     (27,862,705)    (13,709,633)    (21,696,958)     (9,065,967)
                                                         ============     ===========     ===========     ===========


                                                          MSEmMkt           MSUSRE       NSATCapAp       NSATEmMkt
Investment activity:
  Reinvested dividends .............................. $   1,120,635      32,961,715         741,998               -
  Mortality and expense risk charges (note 2) .......      (142,805)     (1,483,148)     (5,394,397)         (1,513)
                                                       ------------    ------------    ------------    ------------
     Net investment activity ........................       977,830      31,478,567      (4,652,399)         (1,513)
                                                       ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............    32,212,921     223,583,091     237,350,897       3,350,319
  Cost of mutual fund shares sold ...................   (31,758,958)   (226,369,983)   (225,246,208)     (3,500,839)
                                                       ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ............       453,963      (2,786,892)     12,104,689        (150,520)
  Change in unrealized gain (loss)
     on investments .................................      (673,802)     19,366,953    (177,949,935)          1,081
                                                       ------------    ------------    ------------    ------------
     Net gain (loss) on investments .................      (219,839)     16,580,061    (165,845,246)       (149,439)
                                                       ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             -         601,441      59,008,658               -
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........... $     757,991      48,660,069    (111,488,987)       (150,952)
                                                       ============    ============    ============    ============



                                                            NSATGlobT       NSATGvtBd        NSATGroF       NSATIntGr
Investment activity:
  Reinvested dividends ..............................               -      18,718,871               -               -
  Mortality and expense risk charges (note 2) .......          (7,094)     (4,295,799)         (6,351)         (1,419)
                                                         ------------     -----------     -----------     -----------
     Net investment activity ........................          (7,094)     14,423,072          (6,351)         (1,419)
                                                         ------------     -----------     -----------     -----------

  Proceeds from mutual funds shares sold ............      11,096,125     178,575,142      14,312,836       1,998,628
  Cost of mutual fund shares sold ...................     (11,762,917)   (190,997,578)    (14,785,154)     (2,043,434)
                                                         ------------     -----------     -----------     -----------
     Realized gain (loss) on investments ............        (666,792)    (12,422,436)       (472,318)        (44,806)
  Change in unrealized gain (loss)
     on investments .................................        (269,811)     30,923,586        (260,227)            552
                                                         ------------     -----------     -----------     -----------
     Net gain (loss) on investments .................        (936,603)     18,501,150        (732,545)        (44,254)
                                                         ------------     -----------     -----------     -----------
  Reinvested capital gains ..........................          37,037               -               -               -
                                                         ------------     -----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........        (906,660)     32,924,222        (738,896)        (45,673)
                                                         ============     ===========     ===========     ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000


                                                     NSATMidCap         NSATMyMkt      NSATMSecBd         NSATSmCapG

Investment activity:
  Reinvested dividends ..........................  $       93,067       59,145,026          186,910                -
  Mortality and expense risk charges (note 2) ...        (125,260)     (13,693,133)         (23,638)         (58,586)
                                                   --------------   --------------   --------------   --------------
     Net investment activity ....................         (32,193)      45,451,893          163,272          (58,586)
                                                   --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........      41,563,515    4,404,623,519        7,239,400       17,108,484
  Cost of mutual fund shares sold ...............     (43,050,535)  (4,404,623,519)      (7,226,649)     (19,196,558)
                                                   --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........      (1,487,020)               -           12,751       (2,088,074)
  Change in unrealized gain (loss)
     on investments .............................        (987,211)               -           37,475         (694,904)
                                                   --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (2,474,231)               -           50,226       (2,782,978)
                                                   --------------   --------------   --------------   --------------
  Reinvested capital gains ......................       1,086,470                -                -           31,939
                                                   --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $   (1,419,954)      45,451,893          213,498       (2,809,625)
                                                   ==============   ==============   ==============   ==============


                                                      NSATSmCapV        NSATSmCo         NSATStMCap       NSATTotRe

Investment activity:
  Reinvested dividends ..........................                -           97,333                -        6,105,311
  Mortality and expense risk charges (note 2) ...         (985,007)      (4,969,785)        (186,031)     (13,406,938)
                                                    --------------   --------------   --------------   --------------
     Net investment activity ....................         (985,007)      (4,872,452)        (186,031)      (7,301,627)
                                                    --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........       91,890,544      234,924,022       15,812,523      312,639,339
  Cost of mutual fund shares sold ...............      (90,820,810)    (157,269,712)     (16,787,763)    (200,114,028)
                                                    --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........        1,069,734       77,654,310         (975,240)     112,525,311
  Change in unrealized gain (loss)
     on investments .............................      (14,334,385)    (111,734,964)     (10,150,918)    (463,580,827)
                                                    --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (13,264,651)     (34,080,654)     (11,126,158)    (351,055,516)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains ......................       17,275,169       60,835,212          326,797      324,128,385
                                                    --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        3,025,511       21,882,106      (10,985,392)     (34,228,758)
                                                    ==============   ==============   ==============   ==============


                                                     NBAMTGro           NBAMTGuard      NBAMTLMat         NBAMTPart
Investment activity:
  Reinvested dividends ..........................  $            -          236,166        8,603,739        3,642,418
  Mortality and expense risk charges (note 2) ...      (9,756,290)        (536,107)      (1,623,846)      (5,802,124)
                                                   --------------   --------------   --------------   --------------
     Net investment activity ....................      (9,756,290)        (299,941)       6,979,893       (2,159,706)
                                                   --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........     445,570,447       37,488,289       58,002,961      206,291,687
  Cost of mutual fund shares sold ...............    (284,347,667)     (35,122,191)     (61,925,638)    (253,175,462)
                                                   --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........     161,222,780        2,366,098       (3,922,677)     (46,883,775)
  Change in unrealized gain (loss)
     on investments .............................    (316,766,270)      (2,749,827)       3,046,369      (34,016,160)
                                                   --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............    (155,543,490)        (383,729)        (876,308)     (80,899,935)
                                                   --------------   --------------   --------------   --------------
  Reinvested capital gains ......................      58,133,678                -                -       77,462,093
                                                   --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (107,166,102)        (683,670)       6,103,585       (5,597,548)
                                                   ==============   ==============   ==============   ==============



                                                      OppAggGro         OppBdFd           OppCapAp        OppGlSec
Investment activity:
  Reinvested dividends ..........................                -       21,310,736          353,922        2,311,484
  Mortality and expense risk charges (note 2) ...         (599,214)      (3,492,774)      (4,389,570)     (11,809,389)
                                                    --------------   --------------   --------------   --------------
     Net investment activity ....................         (599,214)      17,817,962       (4,035,648)      (9,497,905)
                                                    --------------   --------------   --------------   --------------

  Proceeds from mutual funds shares sold ........       93,015,615       72,553,356       88,674,800      238,995,506
  Cost of mutual fund shares sold ...............      (97,005,816)     (76,056,854)     (68,915,331)    (150,843,855)
                                                    --------------   --------------   --------------   --------------
     Realized gain (loss) on investments ........       (3,990,201)      (3,503,498)      19,759,469       88,151,651
  Change in unrealized gain (loss)
     on investments .............................      (31,970,529)      (2,972,753)     (46,441,022)    (176,946,955)
                                                    --------------   --------------   --------------   --------------
     Net gain (loss) on investments .............      (35,960,730)      (6,476,251)     (26,681,553)     (88,795,304)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains ......................                -                -       18,886,990      129,198,733
                                                    --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      (36,559,944)      11,341,711      (11,830,211)      30,905,524
                                                    ==============   ==============   ==============   ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2000



                                                     OppGrInc       OppMult         StOpp2         StDisc2
Investment activity:
  Reinvested dividends ..........................  $          -     13,317,855              -              -
  Mortality and expense risk charges (note 2) ...       (63,915)    (3,835,851)   (12,067,686)    (1,784,727)
                                                   ------------   ------------   ------------   ------------
     Net investment activity ....................       (63,915)     9,482,004    (12,067,686)    (1,784,727)
                                                   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........     3,549,589     69,088,813    194,152,314     45,618,740
  Cost of mutual fund shares sold ...............    (3,620,088)   (57,399,651)  (134,035,263)   (46,277,379)
                                                   ------------   ------------   ------------   ------------
     Realized gain (loss) on investments ........       (70,499)    11,689,162     60,117,051       (658,639)
  Change in unrealized gain (loss)
     on investments .............................    (1,233,088)   (26,097,733)  (113,708,446)     7,774,816
                                                   ------------   ------------   ------------   ------------
     Net gain (loss) on investments .............    (1,303,587)   (14,408,571)   (53,591,395)     7,116,177
                                                   ------------   ------------   ------------   ------------
  Reinvested capital gains ......................             -     19,342,890    109,148,007              -
                                                   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $ (1,367,502)    14,416,323     43,488,926      5,331,450
                                                   ============   ============   ============   ============

                                                      StIntStk2        VEWrldBd     VEWrldEMkt      VEWrldHAs
Investment activity:
  Reinvested dividends ..........................              -      3,243,259              -        725,801
  Mortality and expense risk charges (note 2) ...     (1,113,146)      (790,747)    (1,415,017)      (749,194)
                                                    ------------   ------------   ------------   ------------
     Net investment activity ....................     (1,113,146)     2,452,512     (1,415,017)       (23,393)
                                                    ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........    610,439,947     89,550,740    324,041,854    117,151,097
  Cost of mutual fund shares sold ...............   (613,014,036)   (98,419,663)  (327,865,067)  (112,165,623)
                                                    ------------   ------------   ------------   ------------
     Realized gain (loss) on investments ........     (2,574,089)    (8,868,923)    (3,823,213)     4,985,474
  Change in unrealized gain (loss)
     on investments .............................    (24,695,898)     6,299,160    (39,685,719)      (988,569)
                                                    ------------   ------------   ------------   ------------
     Net gain (loss) on investments .............    (27,269,987)    (2,569,763)   (43,508,932)     3,996,905
                                                    ------------   ------------   ------------   ------------
  Reinvested capital gains ......................              -              -              -              -
                                                    ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (28,383,133)      (117,251)   (44,923,949)     3,973,512
                                                    ============   ============   ============   ============


                                                     WPGPVenCp       WPIntEq       WPSmCoGr

Investment activity:
  Reinvested dividends ..........................    $        -        879,452              -
  Mortality and expense risk charges (note 2) ...      (729,116)    (3,093,430)    (6,563,221)
                                                   -----------    ------------  -------------
     Net investment activity ....................      (729,116)    (2,213,978)    (6,563,221)
                                                   ------------   ------------  -------------

  Proceeds from mutual funds shares sold ........    91,370,015    166,346,774    361,553,898
  Cost of mutual fund shares sold ...............   (78,711,554)  (127,687,849)  (220,529,831)
                                                   ------------   ------------  -------------
     Realized gain (loss) on investments ........    12,658,461     38,658,925    141,024,067
  Change in unrealized gain (loss)
     on investments .............................   (27,569,954)  (123,736,849)  (312,564,956)
                                                   ------------   ------------   ------------
     Net gain (loss) on investments .............   (14,911,493)   (85,077,924)  (171,540,889)
                                                   ------------   ------------   ------------
  Reinvested capital gains ......................     4,611,094     21,145,657     76,071,382
                                                   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......  $(11,029,515)   (66,146,245)  (102,032,728)
                                                   ============   ============   ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 and 1999


                                                               Total                                   ACVPBal
                                                     2000              1999               2000                   1999
Investment activity:
  Net investment income ................   $     42,661,049          61,492,306           2,398,844           1,190,939
  Realized gain (loss) on investments ..      1,595,269,221       1,344,241,413           1,185,984           2,061,496
  Change in unrealized gain (loss)
     on investments ....................     (5,003,649,641)      1,709,941,913         (13,792,135)        (14,059,807)
  Reinvested capital gains .............      1,946,976,470         890,110,382           3,115,066          27,539,149
                                           ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,418,742,901)      4,005,786,014          (7,092,241)         16,731,777
                                           ----------------    ----------------    ----------------    ----------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      1,059,364,499       1,492,378,564           8,527,067          15,664,882
  Transfers between funds ..............                  -                   -          (7,015,872)        (11,222,326)
  Redemptions ..........................     (3,887,748,475)     (2,712,438,299         (31,482,743)        (22,586,889)
  Annuity benefits .....................         (4,060,823)         (2,862,882)            (37,053)            (20,482)
  Annual contract maintenance charges
     (note 2) ..........................         (8,168,521)         (8,399,835)            (69,439)            (77,891)
  Contingent deferred sales charges
     (note 2) ..........................        (43,763,514)        (32,704,996)           (340,810)           (291,236)
  Adjustments to maintain reserves .....        (21,377,185)            911,942              (4,311)               (340)
                                           ----------------    ----------------    ----------------    ----------------
       Net equity transactions .........     (2,905,754,019)     (1,263,115,506         (30,423,161)        (18,534,282)
                                           ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ..     (4,324,496,920)      2,742,670,508         (37,515,402)         (1,802,505)
Contract owners' equity beginning
  of period ............................     23,415,344,916      20,672,674,408         206,570,508         208,373,013
                                           ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ..   $ 19,090,847,996      23,415,344,916         169,055,106         206,570,508
                                           ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ......................        861,079,261         896,664,775          10,612,205          11,603,438
                                           ----------------    ----------------    ----------------    ----------------
  Units purchased ......................        686,223,855         689,982,909           1,357,021           2,684,192
  Units redeemed .......................       (775,444,668)       (725,568,423)         (2,924,377)         (3,675,425)
                                           ----------------    ----------------    ----------------    ----------------
  Ending units .........................        771,858,448         861,079,261           9,044,849          10,612,205
                                           ================    ================    ================    ================


                                                          ACVPCapAp                                ACVPIncGr
                                                     2000               1999               2000                 1999
Investment activity:
  Net investment income ................          (6,362,673)         (3,500,987)           (683,254)           (871,103)
  Realized gain (loss) on investments ..          84,327,765            (540,542)          4,692,454           4,064,311
  Change in unrealized gain (loss)
     on investments ....................         (71,949,602)        147,944,253         (14,589,166)          7,240,752
  Reinvested capital gains .............          13,797,979                   -                   -                   -
                                            ----------------    ----------------    ----------------    ----------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          19,813,469         143,902,724         (10,579,966)         10,433,960
                                            ----------------    ----------------    ----------------    ----------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          16,247,133          15,321,810           7,275,267          11,461,943
  Transfers between funds ..............         114,306,526          10,543,287          11,636,255          30,819,145
  Redemptions ..........................         (86,494,032)        (41,284,239)        (14,382,558)         (7,460,786)
  Annuity benefits .....................             (79,237)            (48,809)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................            (229,741)           (188,703)            (28,774)            (17,447)
  Contingent deferred sales charges
     (note 2) ..........................            (884,203)           (395,615)           (152,567)           (100,849)
  Adjustments to maintain reserves .....             (76,088)             10,726               2,019              (6,972)
                                            ----------------    ----------------    ----------------    ----------------
       Net equity transactions .........          42,790,358         (16,041,543)          4,349,642          34,695,034
                                            ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ..          62,603,827         127,861,181          (6,230,324)         45,128,994
Contract owners' equity beginning
  of period ............................         378,916,485         251,055,304          83,843,064          38,714,070
                                            ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ..         441,520,312         378,916,485          77,612,740          83,843,064
                                            ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units ......................          13,411,163          14,003,877           6,653,902           3,577,113
                                            ----------------    ----------------    ----------------    ----------------
  Units purchased ......................          16,993,215          12,210,100           6,142,015           8,445,413
  Units redeemed .......................         (15,337,655)        (12,802,814)         (5,811,117)         (5,368,624)
                                            ----------------    ----------------    ----------------    ----------------
  Ending units .........................          15,066,723          13,411,163           6,984,800           6,653,902
                                            ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                       ACVPInt                            ACVPValue
                                               2000                1999            2000              1999
Investment activity:
  Net investment income ................   $  (5,486,942)      (4,261,532)        (168,223)        (393,103)
  Realized gain (loss) on investments ..     108,431,689       40,350,220       (5,274,053)      (4,133,643)
  Change in unrealized gain (loss)
     on investments ....................    (197,284,487)     134,123,037       14,392,026       (5,054,394)
  Reinvested capital gains .............       8,963,259                -        1,729,062        5,607,994
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (85,376,481)     170,211,725       10,678,812       (3,973,146)
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      22,841,373       17,432,902        3,770,820        6,230,196
  Transfers between funds ..............      44,636,984         (423,845)      34,964,668       (4,726,693)
  Redemptions ..........................     (73,855,111)     (34,126,117)      (9,545,139)      (7,852,378)
  Annuity benefits .....................        (112,426)         (33,416)         (30,410)         (27,070)
  Annual contract maintenance charges
     (note 2) ..........................        (115,576)         (86,416)         (19,067)         (22,403)
  Contingent deferred sales charges
     (note 2) ..........................        (831,697)        (455,988)        (147,698)        (124,598)
  Adjustments to maintain reserves .....          (7,746)             316          (13,188)           5,851
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........      (7,444,199)     (17,692,564)      28,979,986       (6,517,095)

Net change in contract owners' equity ..     (92,820,680)     152,519,161       39,658,798      (10,490,241)
Contract owners' equity beginning
  of period ............................     444,496,938      291,977,777       58,294,950       68,785,191
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $ 351,676,258      444,496,938       97,953,748       58,294,950
                                           =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ......................      17,059,506       18,142,149        4,565,160        5,268,607
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      29,205,948       29,429,541       18,040,408        8,342,163
  Units redeemed .......................     (29,824,528)     (30,512,184)     (16,024,447)      (9,045,610)
                                           -------------    -------------    -------------    -------------
  Ending units .........................      16,440,926       17,059,506        6,581,121        4,565,160
                                           =============    =============    =============    =============



                                                         AVISGro                       AVISHiYld
                                                  2000               1999         2000                1999
Investment activity:
  Net investment income ................         (564,005)        (387,082)          (7,207)         196,728
  Realized gain (loss) on investments ..        4,240,937        3,946,254         (134,899)         (65,704)
  Change in unrealized gain (loss)
     on investments ....................       (2,180,702)       6,534,190           73,417          (26,416)
  Reinvested capital gains .............          279,311        5,600,035                -                -
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        1,775,541       15,693,397          (68,689)         104,608
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          546,412          476,394           51,406           58,162
  Transfers between funds ..............          (15,243)          98,674          (88,959)         (48,450)
  Redemptions ..........................       (6,436,507)      (5,784,308)        (314,108)        (591,479)
  Annuity benefits .....................             (871)            (608)          (6,447)          (6,533)
  Annual contract maintenance charges
     (note 2) ..........................          (13,351)         (14,293)          (1,028)          (1,519)
  Contingent deferred sales charges
     (note 2) ..........................           (8,022)         (17,393)            (566)          (1,150)
  Adjustments to maintain reserves .....            2,077            1,323              212              181
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........       (5,925,505)      (5,240,211)        (359,490)        (590,788)

Net change in contract owners' equity ..       (4,149,964)      10,453,186         (428,179)        (486,180)
Contract owners' equity beginning
  of period ............................       41,586,375       31,133,189        2,140,325        2,626,505
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..       37,436,411       41,586,375        1,712,146        2,140,325
                                            =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ......................          635,473          740,145           78,579          100,976
                                            -------------    -------------    -------------    -------------
  Units purchased ......................           23,527           61,602           18,384           15,188
  Units redeemed .......................         (105,616)        (166,274)         (31,344)         (37,585)
                                            -------------    -------------    -------------    -------------
  Ending units .........................          553,384          635,473           65,619           78,579
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                           AVISGvt                           DrySRGro
                                                  2000              1999              2000               1999
Investment activity:
  Net investment income ................   $      (23,277)          193,869        (2,570,687)       (4,305,027)
  Realized gain (loss) on investments ..          (28,979)          (18,549)       16,219,498        29,749,707
  Change in unrealized gain (loss)
     on investments ....................          355,766          (252,264)      (62,886,177)       43,395,270
  Reinvested capital gains .............                -                 -                 -        13,095,806
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          303,510           (76,944)      (49,237,366)       81,935,756
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................           64,579           172,875        31,950,463        36,723,685
  Transfers between funds ..............         (157,775)         (177,069)       33,742,334        39,965,200
  Redemptions ..........................         (719,337)         (859,084)      (57,231,777)      (30,265,730)
  Annuity benefits .....................           (4,917)           (4,989)          (73,180)           (9,832)
  Annual contract maintenance charges
     (note 2) ..........................           (2,259)           (3,011)         (189,350)         (155,033)
  Contingent deferred sales charges
     (note 2) ..........................           (1,067)           (3,094)         (821,264)         (415,490)
  Adjustments to maintain reserves .....              178                48           190,260            33,290
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........         (820,598)         (874,324)        7,567,486        45,876,090
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..         (517,088)         (951,268)      (41,669,880)      127,811,846
Contract owners' equity beginning

  of period ............................        3,528,760         4,480,028       393,191,060       265,379,214
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $    3,011,672         3,528,760       351,521,180       393,191,060
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          169,204           211,100        11,427,105         9,911,415
                                           --------------    --------------    --------------    --------------
  Units purchased ......................            9,498            10,867         5,118,572         9,520,576
  Units redeemed .......................          (47,876)          (52,763)       (4,923,748)       (8,004,886)
                                           --------------    --------------    --------------    --------------
  Ending units .........................          130,826           169,204        11,621,929        11,427,105
                                           ==============    ==============    ==============    ==============


                                                           DryStkIx                            DryEuroEq
                                                  2000                1999             2000               1999
Investment activity:
  Net investment income ................        (8,316,960)       (5,404,190)          (10,019)              -
  Realized gain (loss) on investments ..       161,450,547       168,282,101              (620)              -
  Change in unrealized gain (loss)
     on investments ....................      (379,329,471)      151,537,337            42,124               -
  Reinvested capital gains .............        26,620,604        18,032,609            21,380               -
                                            --------------    --------------    --------------     -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (199,575,280)      332,447,857            52,865               -
                                            --------------    --------------    --------------     -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       107,650,090       171,990,917           138,387               -
  Transfers between funds ..............       (84,306,975)       49,562,572         1,905,481               -
  Redemptions ..........................      (289,969,176)     (186,725,313)         (113,891)              -
  Annuity benefits .....................          (501,706)         (229,153)                -               -
  Annual contract maintenance charges
     (note 2) ..........................          (654,662)         (630,539)             (168)              -
  Contingent deferred sales charges
     (note 2) ..........................        (4,069,893)       (2,694,935)           (2,605)              -
  Adjustments to maintain reserves .....           (36,987)           59,782                18               -
                                            --------------    --------------    --------------     -----------
       Net equity transactions .........      (271,889,309)       31,333,331         1,927,222               -
                                            --------------    --------------    --------------     -----------

Net change in contract owners' equity ..      (471,464,589)      363,781,188         1,980,087               -
Contract owners' equity beginning
  of period ............................     2,086,553,420     1,722,772,232                 -               -
                                            --------------    --------------    --------------     -----------
Contract owners' equity end of period ..     1,615,088,831     2,086,553,420         1,980,087               -
                                            ==============    ==============    ==============     ===========


CHANGES IN UNITS:
  Beginning units ......................        64,392,991        63,254,423                 -               -
                                            --------------    --------------    --------------     -----------
  Units purchased ......................        25,502,607        43,689,423           310,046               -
  Units redeemed .......................       (34,242,954)      (42,550,855)          (96,435)              -
                                            --------------    --------------    --------------     -----------
  Ending units .........................        55,652,644        64,392,991           213,611               -
                                            ==============    ==============    ==============     ===========


                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                           DryAp                            DryGrInc
                                                2000                1999            2000              1999
Investment activity:
  Net investment income ................   $   (1,270,806)       (1,571,464)         (732,641)         (592,754)
  Realized gain (loss) on investments ..       18,305,618        10,117,508         4,633,825         1,423,237
  Change in unrealized gain (loss)
     on investments ....................      (22,870,820)        8,792,210       (11,855,217)        8,259,646
  Reinvested capital gains .............        1,595,808           755,817         3,140,839         2,649,264
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (4,240,200)       18,094,071        (4,813,194)       11,739,393
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       10,844,689        22,276,022         7,186,203        10,108,825
  Transfers between funds ..............      (35,364,746)       18,125,447         8,087,970        (7,158,428)
  Redemptions ..........................      (30,678,960)      (23,965,643)      (11,406,410)       (7,431,820)
  Annuity benefits .....................          (37,828)           (4,604)             (306)             (283)
  Annual contract maintenance charges
     (note 2) ..........................          (56,528)          (56,458)          (40,569)          (35,834)
  Contingent deferred sales charges
     (note 2) ..........................         (397,911)         (280,455)         (165,319)         (139,243)
  Adjustments to maintain reserves .....         (158,189)            3,538             3,330              (542)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      (55,849,473)       16,097,847         3,664,899        (4,657,325)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      (60,089,673)       34,191,918        (1,148,295)        7,082,068
Contract owners' equity beginning
  of period ............................      201,392,760       167,200,842        87,553,377        80,471,309
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  141,303,087       201,392,760        86,405,082        87,553,377
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       13,989,497        12,773,311         6,013,078         6,372,854
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        3,410,945        14,746,016         3,875,318         2,338,553
  Units redeemed .......................       (7,393,465)      (13,529,830)       (3,637,253)       (2,698,329)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       10,006,977        13,989,497         6,251,143         6,013,078
                                           ==============    ==============    ==============    ==============


                                                        FidVIPEI                           FidVIPGr
                                                 2000                1999            2000             1999
Investment activity:
  Net investment income ................       11,372,637         3,944,086       (45,598,473)      (38,370,369)
  Realized gain (loss) on investments ..      150,422,756       220,235,637       316,470,409       306,302,034
  Change in unrealized gain (loss)
     on investments ....................     (198,469,780)     (183,694,303)   (1,116,288,993       422,649,010
  Reinvested capital gains .............      146,286,807        87,570,939       424,521,957       318,968,052
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      109,612,420       128,056,359      (420,895,100)    1,009,548,727
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       74,208,838       133,956,568       161,308,102       192,599,641
  Transfers between funds ..............     (275,599,024)     (257,984,591)       68,932,029       287,973,979
  Redemptions ..........................     (362,107,576)     (285,072,997)     (634,373,968)     (404,893,606)
  Annuity benefits .....................         (337,884)         (355,833)         (792,975)         (529,423)
  Annual contract maintenance charges
     (note 2) ..........................         (774,364)       (1,004,069)       (1,454,322)       (1,369,566)
  Contingent deferred sales charges
     (note 2) ..........................       (3,793,102)       (3,142,474)       (6,523,265)       (4,094,967)
  Adjustments to maintain reserves .....            3,130           (83,996)          171,181           525,987
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........     (568,399,982)     (413,687,392)     (412,733,218)       70,212,045
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..     (458,787,562)     (285,631,033)     (833,628,318)    1,079,760,772
Contract owners' equity beginning
  of period ............................    2,432,567,707     2,718,198,740     3,853,864,375     2,774,103,603
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,973,780,145     2,432,567,707     3,020,236,057     3,853,864,375
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       78,576,059        91,172,544        67,613,846        64,499,645
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       14,120,451        16,870,137        25,906,143        47,952,818
  Units redeemed .......................      (32,766,918)      (29,466,622)      (33,148,827)      (44,838,617)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       59,929,592        78,576,059        60,371,162        67,613,846
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
Years Ended December 31, 2000 and 1999

                                                        FidVIPHI                           FidVIPOv
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................   $   32,374,175        60,462,535         1,670,281           784,852
  Realized gain (loss) on investments ..      (45,040,609)      (66,270,521)       11,731,713        88,469,989
  Change in unrealized gain (loss)
     on investments ....................     (102,409,099)       53,535,570      (198,181,756)      113,547,668
  Reinvested capital gains .............             --           2,613,715        60,969,217        13,882,800
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (115,075,533)       50,341,299      (123,810,545)      216,685,309
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       16,996,455        35,505,524        22,740,985        24,533,268
  Transfers between funds ..............      (90,405,155)     (102,694,090)      (26,568,275)      (42,115,481)
  Redemptions ..........................      (88,661,923)      (90,093,350)     (101,162,133)      (74,075,264)
  Annuity benefits .....................          (80,581)          (76,714)         (133,225)         (144,693)
  Annual contract maintenance charges
     (note 2) ..........................         (148,743)         (206,545)         (245,840)         (271,726)
  Contingent deferred sales charges
     (note 2) ..........................       (1,058,548)       (1,174,747)         (808,148)         (696,469)
  Adjustments to maintain reserves .....           25,594            42,255             6,161           (24,739)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........     (163,332,901)     (158,697,667)     (106,170,475)      (92,795,104)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..     (278,408,434)     (108,356,368)     (229,981,020)      123,890,205
Contract owners' equity beginning
  of period ............................      621,394,463       729,750,831       702,663,598       578,773,393
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  342,986,029       621,394,463       472,682,578       702,663,598
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................       31,737,438        39,409,948        26,744,723        30,878,367
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       14,726,507        29,142,954        37,692,359        60,027,794
  Units redeemed .......................      (23,612,807)      (36,815,464)      (41,881,631)      (64,161,438)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       22,851,138        31,737,438        22,555,451        26,744,723
                                           ==============    ==============    ==============    ==============

                                                        FidVIPAM                              FidVIPCon
                                                 2000                1999             2000                 1999
Investment activity:
  Net investment income ................        20,392,743        22,728,341       (13,781,571)      (12,347,046)
  Realized gain (loss) on investments ..        25,964,839        32,473,200       104,987,074       102,974,330
  Change in unrealized gain (loss)
     on investments ....................      (170,721,604)       (3,889,803)     (392,414,348)      146,364,701
  Reinvested capital gains .............        77,152,846        47,220,126       190,676,735        44,723,057
                                            --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (47,211,176)       98,531,864      (110,532,110)      281,715,042
                                            --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        33,846,064        52,275,799        68,639,346       103,519,454
  Transfers between funds ..............       (67,391,149)      (73,018,699)      (39,246,228)       42,356,473
  Redemptions ..........................      (185,379,446)     (150,918,856)     (217,473,510)     (122,041,395)
  Annuity benefits .....................          (184,847)         (255,336)         (232,101)         (168,876)
  Annual contract maintenance charges
     (note 2) ..........................          (437,360)         (524,651)         (468,015)         (454,566)
  Contingent deferred sales charges
     (note 2) ..........................        (1,401,511)       (1,398,199)       (3,071,977)       (1,734,705)
  Adjustments to maintain reserves .....          (134,924)          (97,914)          204,524            86,354
                                            --------------    --------------    --------------    --------------
       Net equity transactions .........      (221,083,173)     (173,937,856)     (191,647,961)       21,562,739
                                            --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      (268,294,349)      (75,405,992)     (302,180,071)      303,277,781
Contract owners' equity beginning
  of period ............................     1,063,152,296     1,138,558,288     1,527,826,708     1,224,548,927
                                            --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       794,857,947     1,063,152,296     1,225,646,637     1,527,826,708
                                            ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        41,605,682        48,514,422        59,904,173        58,858,858
                                            --------------    --------------    --------------    --------------
  Units purchased ......................         2,775,219         4,741,520        13,582,884        26,878,983
  Units redeemed .......................       (11,341,315)      (11,650,260)      (21,331,610)      (25,833,668)
                                            --------------    --------------    --------------    --------------
  Ending units .........................        33,039,586        41,605,682        52,155,447        59,904,173
                                            ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
Years Ended December 31, 2000 and 1999

                                                         FidVIPGrOp                       JanCapAp
                                                  2000           1999           2000             1999
Investment activity:
  Net investment income ................   $     171,611         (805,446)           4,575        --
  Realized gain (loss) on investments ..      (2,281,832)       9,418,372       (4,830,695)       --
  Change in unrealized gain (loss)
     on investments ....................     (36,526,452)      (6,734,513)      (8,883,513)       --
  Reinvested capital gains .............      10,773,968        3,184,549             --          --
                                           -------------    -------------    -------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (27,862,705)       5,062,962      (13,709,633)       --
                                           -------------    -------------    -------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................      10,981,617       26,824,322        5,945,786        --
  Transfers between funds ..............     (29,971,684)      11,054,415       80,885,718        --
  Redemptions ..........................     (25,445,667)     (17,960,167)      (5,787,914)       --
  Annuity benefits .....................          (1,659)             (80)            --          --
  Annual contract maintenance charges
     (note 2) ..........................         (55,536)         (54,925)          (8,638)       --
  Contingent deferred sales charges
     (note 2) ..........................        (370,032)        (249,977)         (79,495)       --
  Adjustments to maintain reserves .....        (146,787)          31,463          (56,978)       --
                                           -------------    -------------    -------------    --------
       Net equity transactions .........     (45,009,748)      19,645,051       80,898,479        --
                                           -------------    -------------    -------------    --------

Net change in contract owners' equity ..     (72,872,453)      24,708,013       67,188,846        --
Contract owners' equity beginning
  of period ............................     183,537,138      158,829,125             --          --
                                           -------------    -------------    -------------    --------
Contract owners' equity end of period ..   $ 110,664,685      183,537,138       67,188,846        --
                                           =============    =============    =============    ========


CHANGES IN UNITS:
  Beginning units ......................      13,267,253       11,808,914             --          --
                                           -------------    -------------    -------------    --------
  Units purchased ......................       8,008,606       12,052,639       12,761,083        --
  Units redeemed .......................     (11,490,442)     (10,594,300)      (4,215,368)       --
                                           -------------    -------------    -------------    --------
  Ending units .........................       9,785,417       13,267,253        8,545,715           -
                                           =============    =============    =============    ========

                                                     JanGITech                  JanIntGro
                                                  2000        1999          2000          1999
Investment activity:
  Net investment income ................         (84,833)       --         1,138,324        --
  Realized gain (loss) on investments ..      (3,132,706)       --        (6,135,778)       --
  Change in unrealized gain (loss)
     on investments ....................     (18,479,419)       --        (4,068,513)       --
  Reinvested capital gains .............            --          --              --          --
                                           -------------    --------   -------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (21,696,958)       --        (9,065,967)       --
                                           -------------    --------   -------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       4,043,794        --         3,791,484        --
  Transfers between funds ..............      67,987,874        --        56,127,529        --
  Redemptions ..........................      (5,408,156)       --        (6,785,812)       --
  Annuity benefits .....................            --          --              --          --
  Annual contract maintenance charges
     (note 2) ..........................          (7,030)       --            (6,286)       --
  Contingent deferred sales charges
     (note 2) ..........................         (75,417)       --           (69,288)       --
  Adjustments to maintain reserves .....         (62,618)       --           (50,768)       --
                                           -------------    --------   -------------    --------
       Net equity transactions .........      66,478,447        --        53,006,859        --
                                           -------------    --------   -------------    --------

Net change in contract owners' equity ..      44,781,489        --        43,940,892        --
Contract owners' equity beginning
  of period ............................            --          --              --          --
                                           -------------    --------   -------------    --------
Contract owners' equity end of period ..      44,781,489        --        43,940,892        --
                                           =============    ========   =============    ========

CHANGES IN UNITS:
  Beginning units ......................            --          --              --          --
                                           -------------    --------   -------------    --------
  Units purchased ......................      10,479,996        --         9,152,773        --
  Units redeemed .......................      (3,814,068)       --        (3,577,067)       --
                                           -------------    --------   -------------    --------
  Ending units .........................       6,665,928        --         5,575,706        --
                                           =============    ========   =============    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       MSEmMkt                       MSUSRE
                                                2000             1999          2000            1999
Investment activity:
  Net investment income ................   $    977,830         986,764      31,478,567       7,016,535
  Realized gain (loss) on investments ..        453,963         960,802      (2,786,892)    (17,595,719)
  Change in unrealized gain (loss)
     on investments ....................       (673,802)        377,131      19,366,953       4,955,891
  Reinvested capital gains .............           --              --           601,441            --
                                           ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        757,991       2,324,697      48,660,069      (5,623,293)
                                           ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        728,070         726,818       4,028,663       6,177,588
  Transfers between funds ..............      1,210,281      (1,247,781)      8,681,768     (45,033,593)
  Redemptions ..........................     (1,348,998)       (981,714)    (15,485,039)    (13,814,114)
  Annuity benefits .....................           --              --            (7,168)         (6,095)
  Annual contract maintenance charges
     (note 2) ..........................         (3,677)         (3,172)        (33,942)        (43,795)
  Contingent deferred sales charges
     (note 2) ..........................        (17,669)        (14,051)       (190,634)       (188,244)
  Adjustments to maintain reserves .....        (23,081)            120     (23,887,328)        (65,345)
                                           ------------    ------------    ------------    ------------
       Net equity transactions .........        544,926      (1,519,780)    (26,893,680)    (52,973,598)
                                           ------------    ------------    ------------    ------------

Net change in contract owners' equity ..      1,302,917         804,917      21,766,389     (58,596,891)
Contract owners' equity beginning
  of period ............................      9,536,723       8,731,806     100,969,182     159,566,073
                                           ------------    ------------    ------------    ------------
Contract owners' equity end of period ..   $ 10,839,640       9,536,723     122,735,571     100,969,182
                                           ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units ......................      1,078,274       1,259,942       6,794,104      10,231,761
                                           ------------    ------------    ------------    ------------
  Units purchased ......................        761,145       6,981,472      10,800,445       4,392,401
  Units redeemed .......................       (724,263)     (7,163,140)    (11,057,733)     (7,830,058)
                                                           ------------    ------------    ------------
  Ending units .........................      1,115,156       1,078,274       6,536,816       6,794,104
                                           ============    ============    ============    ============

                                                      NSATCapAp                        NSATEmMkt
                                                  2000          1999             2000          1999
Investment activity:
  Net investment income ................       (4,652,399)     (4,770,969)         (1,513)       --
  Realized gain (loss) on investments ..       12,104,689      68,936,927        (150,520)       --
  Change in unrealized gain (loss)
     on investments ....................     (177,949,935)    (84,072,383)          1,081        --
  Reinvested capital gains .............       59,008,658      37,362,531            --          --
                                             ------------    ------------    ------------    --------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (111,488,987)     17,456,106        (150,952)       --
                                             ------------    ------------    ------------    --------

Equity transactions:
  Purchase payments received from
     contract owners ...................       23,122,348      55,980,590          16,876        --
  Transfers between funds ..............     (141,081,622)   (141,379,849)        198,887        --
  Redemptions ..........................      (68,934,884)    (67,256,237)           (645)       --
  Annuity benefits .....................         (119,788)        (47,322)           --          --
  Annual contract maintenance charges
     (note 2) ..........................         (215,726)       (268,219)            (21)       --
  Contingent deferred sales charges
     (note 2) ..........................         (984,867)       (900,522)           --          --
  Adjustments to maintain reserves .....           (1,435)         85,260             577        --
                                             ------------    ------------    ------------    --------
       Net equity transactions .........      188,215,974)   (153,786,299)        215,674        --
                                             ------------    ------------    ------------    --------

Net change in contract owners' equity ..     (299,704,961)   (136,330,193)         64,722        --
Contract owners' equity beginning
  of period ............................      561,997,538     698,327,731            --          --
                                             ------------    ------------    ------------    --------
Contract owners' equity end of period ..      262,292,577     561,997,538          64,722        --
                                             ============    ============    ============    ========


CHANGES IN UNITS:
  Beginning units ......................       18,882,447      24,169,563            --          --
                                             ------------    ------------    ------------    --------
  Units purchased ......................        4,665,995       9,410,406           7,725        --
  Units redeemed .......................      (11,394,957)    (14,697,522)           (274)       --
                                             ------------    ------------    ------------    --------
  Ending units .........................       12,153,485      18,882,447           7,451        --
                                             ============    ============    ============    ========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                    NSATGlobT                  NSATGvtBd
                                                2000        1999         2000             1999
Investment activity:
  Net investment income ................   $     (7,094)      --       14,423,072      16,053,480
  Realized gain (loss) on investments ..       (666,792)      --      (12,422,436)     (1,564,956)
  Change in unrealized gain (loss)
     on investments ....................       (269,811)      --       30,923,586     (30,662,357)
  Reinvested capital gains .............         37,037       --             --           692,643
                                           ------------    -------   ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (906,660)      --       32,924,222     (15,481,190)
                                           ------------    -------   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................         62,797       --       12,898,393      38,828,964
  Transfers between funds ..............      2,610,774       --        8,155,023     (43,986,399)
  Redemptions ..........................        (13,333)      --      (66,556,621)    (61,218,569)
  Annuity benefits .....................           --         --          (39,947)        (54,129)
  Annual contract maintenance charges
     (note 2) ..........................           (159)      --         (123,151)       (155,958)
  Contingent deferred sales charges
     (note 2) ..........................             (7)      --         (604,961)       (580,850)
  Adjustments to maintain reserves .....         (2,719)      --            8,234          (6,144)
                                           ------------    -------   ------------    ------------
       Net equity transactions .........      2,657,353       --      (46,263,030)    (67,173,085)
                                           ------------    -------   ------------    ------------

Net change in contract owners' equity ..      1,750,693       --      (13,338,808)    (82,654,275)
Contract owners' equity beginning
  of period ............................           --         --      359,219,855     441,874,130
                                           ------------    -------   ------------    ------------
Contract owners' equity end of period ..   $  1,750,693       --      345,881,047     359,219,855
                                           ============    =======   ============    ============


CHANGES IN UNITS:
  Beginning units ......................           --         --       17,934,615      20,810,661
                                           ------------    -------   ------------    ------------
  Units purchased ......................        342,970       --       11,353,116      12,936,340
  Units redeemed .......................        (51,113)      --      (13,389,151)    (15,812,386)
                                           ------------    -------   ------------    ------------
  Ending units .........................        291,857       --       15,898,580      17,934,615
                                           ============    =======   ============    ============

                                                          NSATGroF                    NSATIntGr
                                                    2000         1999              2000       1999
Investment activity:
  Net investment income ................            (6,351)        --             (1,419)        --
  Realized gain (loss) on investments ..          (472,318)        --            (44,806)        --
  Change in unrealized gain (loss)
     on investments ....................          (260,227)        --                552         --
  Reinvested capital gains .............              --           --               --           --
                                              ------------      -------     ------------      -------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (738,896)        --            (45,673)        --
                                              ------------      -------     ------------      -------

Equity transactions:
  Purchase payments received from
     contract owners ...................            21,242         --             10,547         --
  Transfers between funds ..............         2,804,184         --             73,704         --
  Redemptions ..........................            (8,171)        --             (1,003)        --
  Annuity benefits .....................              --           --               --           --
  Annual contract maintenance charges
     (note 2) ..........................               (63)        --                (19)        --
  Contingent deferred sales charges
     (note 2) ..........................               (18)        --               --           --
  Adjustments to maintain reserves .....           (19,837)        --                 42         --
                                              ------------      -------     ------------      -------
       Net equity transactions .........         2,797,337         --             83,271         --
                                              ------------      -------     ------------      -------

Net change in contract owners' equity ..         2,058,441         --             37,598         --
Contract owners' equity beginning
  of period ............................              --           --               --           --
                                              ------------      -------     ------------      -------
Contract owners' equity end of period ..         2,058,441         --             37,598         --
                                              ============      =======     ============      =======


CHANGES IN UNITS:
  Beginning units ......................              --           --               --           --
                                              ------------      -------     ------------      -------
  Units purchased ......................           415,939         --              4,430         --
  Units redeemed .......................           (90,425)        --               (354)        --
                                              ------------      -------     ------------      -------
  Ending units .........................           325,514         --              4,076         --
                                              ============      =======     ============      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                        NSATMidCap                     NSATMyMkt
                                                   2000         1999            2000             1999
Investment activity:
  Net investment income ................   $      (32,193)         --         45,451,893        39,424,784
  Realized gain (loss) on investments ..       (1,487,020)         --               --                  (1)
  Change in unrealized gain (loss)
     on investments ....................         (987,211)         --               --                --
  Reinvested capital gains .............        1,086,470          --               --                --
                                           --------------    ----------   --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,419,954)         --         45,451,893        39,424,783
                                           --------------    ----------   --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        1,115,977          --        110,433,202       163,808,405
  Transfers between funds ..............       36,264,135          --       (152,174,871)      528,119,178
  Redemptions ..........................       (1,701,756)         --       (384,141,359)     (397,696,244)
  Annuity benefits .....................             --            --            (28,500)          (25,861)
  Annual contract maintenance charges
     (note 2) ..........................           (2,253)         --           (326,295)         (379,402)
  Contingent deferred sales charges
     (note 2) ..........................          (16,851)         --         (4,393,475)       (5,693,000)
  Adjustments to maintain reserves .....             (734)         --             26,232           187,648
                                           --------------    ----------   --------------    --------------
       Net equity transactions .........       35,658,518          --       (430,605,066)      288,320,724
                                           --------------    ----------   --------------    --------------

Net change in contract owners' equity ..       34,238,564          --       (385,153,173)      327,745,507
Contract owners' equity beginning
  of period ............................             --            --      1,299,061,462       971,315,955
                                           --------------    ----------   --------------    --------------
Contract owners'equity end of period ...   $   34,238,564          --        913,908,289     1,299,061,462
                                           ==============    ==========   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................             --            --         76,321,484        57,897,451
                                           --------------    ----------   --------------    --------------
  Units purchased ......................        5,268,708          --         89,756,741        40,750,153
  Units redeemed .......................       (1,983,865)         --       (115,359,400)      (22,326,120)
                                           --------------    ----------   --------------    --------------
  Ending units .........................        3,284,843          --         50,718,825        76,321,484
                                           ==============    ==========   ==============    ==============
                                                        NSATMSecBd                  NSATSmCapG
                                                   2000          1999             2000         1999
Investment activity:
  Net investment income ................          163,272          --            (58,586)         --
  Realized gain (loss) on investments ..           12,751          --         (2,088,074)         --
  Change in unrealized gain (loss)
     on investments ....................           37,475          --           (694,904)         --
  Reinvested capital gains .............             --            --             31,939          --
                                           --------------    ----------   --------------    ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          213,498          --         (2,809,625)         --
                                           --------------    ----------   --------------    ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................          114,661          --            567,409          --
  Transfers between funds ..............        7,714,710          --         11,770,408          --
  Redemptions ..........................         (202,253)         --           (527,774)         --
  Annuity benefits .....................             --            --               --            --
  Annual contract maintenance charges
     (note 2) ..........................             (286)         --             (1,235)         --
  Contingent deferred sales charges
     (note 2) ..........................             (629)         --             (6,866)         --
  Adjustments to maintain reserves .....               51          --            (18,430)         --
                                           --------------    ----------   --------------    ----------
       Net equity transactions .........        7,626,254          --         11,783,512          --
                                           --------------    ----------   --------------    ----------

Net change in contract owners' equity ..        7,839,752          --          8,973,887          --
Contract owners' equity beginning
  of period ............................             --            --               --            --
                                           --------------    ----------   --------------    ----------
Contract owners' equity end of period ..        7,839,752          --          8,973,887          --
                                           ==============    ==========   ==============    ==========

CHANGES IN UNITS:
  Beginning units ......................             --            --               --            --
                                           --------------    ----------   --------------    ----------
  Units purchased ......................        1,235,074          --          1,652,614          --
  Units redeemed .......................         (481,151)         --           (537,418)         --
                                           --------------    ----------   --------------    ----------
  Ending units .........................          753,923          --          1,115,196          --
                                           ==============    ==========   ==============    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        NSATSmCapV                          NSATSmCo
                                                  2000               1999             2000             1999

Investment activity:
  Net investment income ................   $     (985,007)         (559,126)       (4,872,452)       (3,382,129)
  Realized gain (loss) on investments ..        1,069,734         3,608,598        77,654,310        15,108,517
  Change in unrealized gain (loss)
     on investments ....................      (14,334,385)       (3,160,159)     (111,734,964)       67,364,769
  Reinvested capital gains .............       17,275,169         7,696,539        60,835,212        12,517,580
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,025,511         7,585,852        21,882,106        91,608,737
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        4,209,501         3,297,722        18,519,351        17,388,922
  Transfers between funds ..............       49,241,577        33,216,028        44,182,558       (41,108,002)
  Redemptions ..........................      (11,255,256)       (5,913,163)      (57,810,368)      (26,263,962)
  Annuity benefits .....................           (2,436)             --             (82,654)          (34,022)
  Annual contract maintenance charges
     (note 2) ..........................          (20,657)          (10,940)         (123,412)          (98,855)
  Contingent deferred sales charges
     (note 2) ..........................         (130,591)          (83,345)         (711,384)         (353,868)
  Adjustments to maintain reserves .....          (42,402)              149            27,586             3,543
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       41,999,736        30,506,451         4,001,677       (50,466,244)
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       45,025,247        38,092,303        25,883,783        41,142,493
Contract owners' equity beginning
  of period ............................       51,722,822        13,630,519       322,560,567       281,418,074
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   96,748,069        51,722,822       348,444,350       322,560,567
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        4,810,078         1,598,570        14,227,024        17,640,531
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       17,470,899        28,931,136        16,304,158        18,663,323
  Units redeemed .......................      (14,080,505)      (25,719,628)      (16,233,598)      (22,076,830)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        8,200,472         4,810,078        14,297,584        14,227,024
                                           ==============    ==============    ==============    ==============



                                                       NSATStMCap                      NSATTotRe
                                                  2000          1999              2000             1999
Investment activity:
  Net investment income ................         (186,031)         --         (7,301,627)       (8,570,316)
  Realized gain (loss) on investments ..         (975,240)         --        112,525,311       102,391,072
  Change in unrealized gain (loss)
     on investments ....................      (10,150,918)         --       (463,580,827)      (71,821,569)
  Reinvested capital gains .............          326,797          --        324,128,385        43,408,692
                                           --------------    ----------   --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (10,985,392)         --        (34,228,758)       65,407,879
                                           --------------    ----------   --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................          517,066          --         41,693,697        83,859,132
  Transfers between funds ..............       58,098,955          --       (131,948,139)      (90,426,844)
  Redemptions ..........................       (4,144,902)         --       (165,266,764)     (124,297,518)
  Annuity benefits .....................             --            --           (285,658)         (252,159)
  Annual contract maintenance charges
     (note 2) ..........................           (3,963)         --           (493,835)         (572,602)
  Contingent deferred sales charges
     (note 2) ..........................          (55,731)         --         (2,102,342)       (1,497,675)
  Adjustments to maintain reserves .....           (2,309)         --            (25,765)           46,343
                                           --------------    ----------   --------------    --------------
       Net equity transactions .........       54,409,116          --       (258,428,806)     (133,141,323)
                                           --------------    ----------   --------------    --------------

Net change in contract owners' equity ..       43,423,724          --       (292,657,564)      (67,733,444)
Contract owners' equity beginning
  of period ............................             --            --      1,163,975,494     1,231,708,938
                                           --------------    ----------   --------------    --------------
Contract owners' equity end of period ..       43,423,724          --        871,317,930     1,163,975,494
                                           ==============    ==========   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................             --            --         27,501,529        30,318,170
                                           --------------    ----------   --------------    --------------
  Units purchased ......................       10,155,124          --          4,072,109         6,396,243
  Units redeemed .......................       (4,779,450)         --        (10,242,838)       (9,212,884)
                                           --------------    ----------   --------------    --------------
  Ending units .........................        5,375,674          --         21,330,800        27,501,529
                                           ==============    ==========   ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       NBAMTGro                         NBAMTGuard
                                               2000                1999             2000           1999
Investment activity:
  Net investment income ................   $   9,756,290)      (5,702,976)        (299,941)        (543,563)
  Realized gain (loss) on investments ..     161,222,780       (9,222,136)       2,366,098        3,912,108
  Change in unrealized gain (loss)
     on investments ....................    (316,766,270)     174,435,551       (2,749,827)       1,558,246
  Reinvested capital gains .............      58,133,678       23,683,476             --               --
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................    (107,166,102)     183,193,915         (683,670)       4,926,791
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      26,057,290       17,172,088        2,631,995        6,652,796
  Transfers between funds ..............     180,638,275      (33,256,054)      (5,343,030)       7,127,420
  Redemptions ..........................    (128,150,376)     (59,895,170)      (6,836,772)      (8,699,070)
  Annuity benefits .....................        (156,825)        (104,449)            --               --
  Annual contract maintenance charges
     (note 2) ..........................        (281,123)        (225,587)         (14,357)         (14,896)
  Contingent deferred sales charges
     (note 2) ..........................      (1,035,806)        (514,810)         (98,856)        (115,042)
  Adjustments to maintain reserves .....       2,966,858           16,613            1,634              183
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........      80,038,293      (76,807,369)      (9,659,386)       4,951,391
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (27,127,809)     106,386,546      (10,343,056)       9,878,182
Contract owners' equity beginning
  of period ............................     590,827,594      484,441,048       47,738,194       37,860,012
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $ 563,699,785      590,827,594       37,395,138       47,738,194
                                           =============      ===========       ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................      12,251,818       14,885,916        4,537,424        4,080,239
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      21,747,329       12,542,920        4,557,908        7,177,498
  Units redeemed .......................     (20,062,687)     (15,177,018)      (5,533,124)      (6,720,313)
                                           -------------    -------------    -------------    -------------
  Ending units .........................      13,936,460       12,251,818        3,562,208        4,537,424
                                           =============    =============    =============    =============


                                                        NBAMTLMat                       NBAMTPart
                                                  2000            1999            2000             1999
Investment activity:
  Net investment income ................       6,979,893        7,343,153       (2,159,706)        (637,849)
  Realized gain (loss) on investments ..      (3,922,677)      (1,826,819)     (46,883,775)      17,332,667
  Change in unrealized gain (loss)
     on investments ....................       3,046,369       (5,412,296)     (34,016,160)       4,613,141
  Reinvested capital gains .............            --               --         77,462,093       12,761,301
                                           -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       6,103,585          104,038       (5,597,548)      34,069,260
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       3,513,872        9,041,909       18,357,180       35,843,727
  Transfers between funds ..............      (4,280,007)     (23,713,726)     (93,193,847)    (159,119,927)
  Redemptions ..........................     (26,304,858)     (23,363,372)     (62,744,678)     (53,932,839)
  Annuity benefits .....................         (39,050)         (49,054)         (58,189)         (28,192)
  Annual contract maintenance charges
     (note 2) ..........................         (40,212)         (52,172)        (154,158)        (212,817)
  Contingent deferred sales charges
     (note 2) ..........................        (186,195)        (212,723)        (942,253)        (793,907)
  Adjustments to maintain reserves .....         (84,157)          (6,783)          16,063           (6,839)
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........     (27,420,607)     (38,355,921)    (138,719,882)    (178,250,794)
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (21,317,022)     (38,251,883)    (144,317,430)    (144,181,534)
Contract owners' equity beginning
  of period ............................     140,433,092      178,684,975      520,826,478      665,008,012
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..     119,116,070      140,433,092      376,509,048      520,826,478
                                             ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       9,336,870       11,838,062       21,442,631       28,998,215
                                           -------------    -------------    -------------    -------------
  Units purchased ......................       3,481,375        2,870,921        5,493,330        6,706,764
  Units redeemed .......................      (5,289,182)      (5,372,113)     (11,339,042)     (14,262,348)
                                           -------------    -------------    -------------    -------------
  Ending units .........................       7,529,063        9,336,870       15,596,919       21,442,631
                                           =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      OppAggGro                     OppBdFd
                                                  2000         1999            2000            1999
Investment activity:
  Net investment income ................   $    (599,214)         --        17,817,962       11,106,721
  Realized gain (loss) on investments ..      (3,990,201)         --        (3,503,498)         605,715
  Change in unrealized gain (loss)
     on investments ....................     (31,970,529)         --        (2,972,753)     (22,578,962)
  Reinvested capital gains .............            --            --              --          1,480,371
                                           -------------    ----------   -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (36,559,944)         --        11,341,711       (9,386,155)
                                           -------------    ----------   -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       4,817,207          --        11,361,432       22,252,034
  Transfers between funds ..............     130,005,890          --       (20,130,935)     (24,451,635)
  Redemptions ..........................      (7,209,683)         --       (44,423,564)     (37,766,569)
  Annuity benefits .....................            --            --           (44,219)         (54,720)
  Annual contract maintenance charges
     (note 2) ..........................         (12,684)         --           (75,096)         (93,232)
  Contingent deferred sales charges
     (note 2) ..........................         (81,134)         --          (513,519)        (487,790)
  Adjustments to maintain reserves .....        (284,032)         --            17,961          (50,476)
                                           -------------    ----------   -------------    -------------
       Net equity transactions .........     127,235,564          --       (53,807,940)     (40,652,388)
                                           -------------    ----------   -------------    -------------

Net change in contract owners' equity ..      90,675,620          --       (42,466,229)     (50,038,543)
Contract owners' equity beginning
  of period ............................            --            --       288,448,288      338,486,831
                                           -------------    ----------   -------------    -------------
Contract owners' equity end of period ..   $  90,675,620          --       245,982,059      288,448,288
                                           =============    ==========     ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................            --            --        19,088,515       21,701,582
                                           -------------    ----------   -------------    -------------
  Units purchased ......................      18,703,742          --         3,281,410        6,313,513
  Units redeemed .......................      (7,009,983)         --        (6,756,741)      (8,926,580)
                                           -------------    ----------   -------------    -------------
  Ending units .........................      11,693,759          --        15,613,184       19,088,515
                                           =============    ==========   =============    =============

                                                             OppCapAp                    OppGlSec
                                                    2000            1999           2000               1999
Investment activity:
  Net investment income ................        4,035,648)      (1,473,675)      (9,497,905)      (1,679,103)
  Realized gain (loss) on investments ..       19,759,469       14,605,693       88,151,651       72,789,098
  Change in unrealized gain (loss)
     on investments ....................      (46,441,022)      33,668,784     (176,946,955)     197,811,280
  Reinvested capital gains .............       18,886,990        4,110,735      129,198,733       17,453,216
                                            -------------    -------------    -------------    -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (11,830,211)      50,911,537       30,905,524      286,374,491
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       28,339,519       19,405,784       34,741,674       30,974,273
  Transfers between funds ..............      168,359,249       93,474,901       49,479,272       13,489,169
  Redemptions ..........................      (63,425,378)     (18,328,101)    (137,477,088)     (58,376,318)
  Annuity benefits .....................          (24,885)          (9,494)        (169,049)         (66,897)
  Annual contract maintenance charges
     (note 2) ..........................         (110,754)         (53,674)        (253,205)        (194,429)
  Contingent deferred sales charges
     (note 2) ..........................         (869,369)        (198,997)      (1,490,451)        (756,679)
  Adjustments to maintain reserves .....           26,296           (4,108)          46,305          118,199
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........      132,294,678       94,286,311      (55,122,542)     (14,812,682)
                                            -------------    -------------    -------------    -------------

Net change in contract owners' equity...      120,464,467      145,197,848      (24,217,018)     271,561,809
Contract owners' equity beginning
  of period ............................      208,753,472       63,555,624      813,704,548      542,142,739
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..      329,217,939      208,753,472      789,487,530      813,704,548
                                              ===========      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       11,706,337        4,975,804       30,115,619       31,381,268
                                            -------------    -------------    -------------    -------------
  Units purchased ......................       21,416,415       19,627,194       13,821,576       16,495,880
  Units redeemed .......................      (14,368,156)     (12,896,661)     (15,776,444)     (17,761,529)
                                            -------------    -------------    -------------    -------------
  Ending units .........................       18,754,596       11,706,337       28,160,751       30,115,619
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      OppGrInc                      OppMult
                                                 2000            1999         2000          1999
Investment activity:
  Net investment income ................   $    (63,915)         --        9,482,004       6,764,153
  Realized gain (loss) on investments ..        (70,499)         --       11,689,162      13,461,922
  Change in unrealized gain (loss)
     on investments ....................     (1,233,088)         --      (26,097,733)     (5,740,060)
  Reinvested capital gains .............           --            --       19,342,890      15,885,380
                                           ------------    ----------   ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,367,502)         --       14,416,323      30,371,395
                                           ------------    ----------   ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      1,660,840          --       10,403,792      15,845,234
  Transfers between funds ..............     14,231,872          --       (7,978,151)    (42,513,072)
  Redemptions ..........................     (1,332,873)         --      (47,337,976)    (36,045,246)
  Annuity benefits .....................           --            --          (75,509)        (60,336)
  Annual contract maintenance charges
     (note 2) ..........................           (972)         --         (107,126)       (123,285)
  Contingent deferred sales charges
     (note 2) ..........................        (12,100)         --         (495,651)       (375,497)
  Adjustments to maintain reserves .....        (14,454)         --           (8,284)          3,973
                                           ------------    ----------   ------------    ------------
       Net equity transactions .........     14,532,313          --      (45,598,905)    (63,268,229)
                                           ------------    ----------   ------------    ------------

Net change in contract owners' equity ..     13,164,811          --      (31,182,582)    (32,896,834)
Contract owners' equity beginning
  of period ............................           --            --      299,629,072     332,525,906
                                           ------------    ----------   ------------    ------------
Contract owners' equity end of period ..   $ 13,164,811          --      268,446,490     299,629,072
                                           ============    ==========   ============    ============

CHANGES IN UNITS:
  Beginning units ......................           --            --       14,388,482      17,569,316
                                           ------------    ----------   ------------    ------------
  Units purchased ......................      2,120,258          --        2,440,645       1,668,462
  Units redeemed .......................       (653,179)         --       (4,511,210)     (4,849,296)
                                           ------------    ----------   ------------    ------------
  Ending units .........................      1,467,079          --       12,317,917      14,388,482
                                           ============    ==========   ============    ============

                                                          StOpp2                      StDisc2
                                                 2000             1999           2000             1999
Investment activity:
  Net investment income ................     (12,067,686)    (11,089,016)     (1,784,727)     (1,814,358)
  Realized gain (loss) on investments ..      60,117,051      53,418,814        (658,639)     (5,129,262)
  Change in unrealized gain (loss)
     on investments ....................    (113,708,446)    109,728,017       7,774,816     (13,708,257)
  Reinvested capital gains .............     109,148,007      85,940,550            --        20,481,549
                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      43,488,926     237,998,365       5,331,450        (170,328)
                                            ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      32,548,031      37,535,540       4,130,307       7,639,379
  Transfers between funds ..............       7,798,254     (45,347,859)     (5,550,833)    (30,800,199)
  Redemptions ..........................    (150,417,377)    (94,240,143)    (20,722,473)    (16,279,030)
  Annuity benefits .....................        (115,482)        (65,711)        (16,888)        (11,538)
  Annual contract maintenance charges
     (note 2) ..........................        (331,361)       (342,464)        (60,236)        (69,659)
  Contingent deferred sales charges
     (note 2) ..........................      (1,492,196)     (1,055,468)       (210,491)       (220,909)
  Adjustments to maintain reserves .....          48,004          13,722           4,109              (8)
                                            ------------    ------------    ------------    ------------
       Net equity transactions .........    (111,962,127)   (103,502,383)    (22,426,505)    (39,741,964)
                                            ------------    ------------    ------------    ------------

Net change in contract owners' equity ..     (68,473,201)    134,495,982     (17,095,055)    (39,912,292)
Contract owners' equity beginning
  of period ............................     920,864,039     786,368,057     134,982,097     174,894,389
                                            ------------    ------------    ------------    ------------
Contract owners' equity end of period ..     852,390,838     920,864,039     117,887,042     134,982,097
                                            ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................      26,685,317      30,261,597       7,493,723      10,033,431
                                            ------------    ------------    ------------    ------------
  Units purchased ......................       6,947,813       9,461,415       2,265,956       3,883,005
  Units redeemed .......................     (10,076,551)    (13,037,695)     (3,409,587)     (6,422,713)
                                            ------------    ------------    ------------    ------------
  Ending units .........................      23,556,579      26,685,317       6,350,092       7,493,723
                                            ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                       StIntStk2                            VEWrldBd
                                                 2000             1999              2000             1999
Investment activity:
  Net investment income ................   $  (1,113,146)        (479,776)       2,452,512        2,709,259
  Realized gain (loss) on investments ..      (2,574,089)      15,088,939       (8,868,923)      (1,992,634)
  Change in unrealized gain (loss)
     on investments ....................     (24,695,898)      25,244,195        6,299,160      (10,749,478)
                                           -------------    -------------    -------------    -------------
  Reinvested capital gains .............            --               --               --          1,701,526
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (28,383,133)      39,853,358         (117,251)      (8,331,327)
                                           -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       3,641,000        2,463,219        1,751,377        3,783,861
  Transfers between funds ..............     (19,680,428)      25,990,469         (183,531)     (14,694,471)
  Redemptions ..........................     (13,768,132)      (5,279,553)      (9,690,291)     (13,131,006)
  Annuity benefits .....................          (8,305)          (5,184)         (13,291)         (15,952)
  Annual contract maintenance charges
     (note 2) ..........................         (26,429)         (16,210)         (21,499)         (32,133)
  Contingent deferred sales charges
     (note 2) ..........................        (155,800)         (74,931)         (85,017)        (134,638)
  Adjustments to maintain reserves .....           5,889            3,770           (3,871)          (1,769)
                                           -------------    -------------    -------------    -------------
       Net equity transactions .........     (29,992,205)      23,081,580       (8,246,123)     (24,226,108)
                                           -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (58,375,338)      62,934,938       (8,363,374)     (32,557,435)
Contract owners' equity beginning
  of period ............................     100,212,169       37,277,231       66,888,573       99,446,008
                                           -------------    -------------    -------------    -------------
Contract owners' equity end of period ..   $  41,836,831      100,212,169       58,525,199       66,888,573
                                            ============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ......................       6,077,598        4,173,986        4,986,867        6,703,898
                                           -------------    -------------    -------------    -------------
  Units purchased ......................      49,933,592       21,960,845        6,946,695        4,906,384
  Units redeemed .......................     (51,759,844)     (20,057,233)      (7,549,318)      (6,623,415)
                                           -------------    -------------    -------------    -------------
  Ending units .........................       4,251,346        6,077,598        4,384,244        4,986,867
                                           =============    =============    =============    =============

                                                         VEWrldEMkt                        VEWrldHAs
                                                   2000             1999             2000             1999
Investment activity:
  Net investment income ................       (1,415,017)      (1,039,153)         (23,393)          49,881
  Realized gain (loss) on investments ..       (3,823,213)      30,644,222        4,985,474       (1,236,614)
  Change in unrealized gain (loss)
     on investments ....................      (39,685,719)      31,567,954         (988,569)      12,197,845
                                            -------------    -------------    -------------    -------------
  Reinvested capital gains .............             --               --               --               --
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (44,923,949)      61,173,023        3,973,512       11,011,112
                                            -------------    -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        6,015,638        4,868,337        2,004,013        3,038,705
  Transfers between funds ..............      (45,831,549)      62,522,529       (5,884,434)      (3,908,212)
  Redemptions ..........................      (19,267,027)     (11,272,856)     (10,250,199)     (10,586,825)
  Annuity benefits .....................          (20,169)          (2,076)         (12,219)          (9,477)
  Annual contract maintenance charges
     (note 2) ..........................          (39,865)         (30,204)         (28,916)         (38,579)
  Contingent deferred sales charges
     (note 2) ..........................         (227,812)        (126,235)         (98,238)        (130,954)
  Adjustments to maintain reserves .....             (743)          56,153          (10,373)           5,697
                                            -------------    -------------    -------------    -------------
       Net equity transactions .........      (59,371,527)      56,015,648      (14,280,366)     (11,629,645)
                                            -------------    -------------    -------------    -------------

Net change in contract owners' equity ..     (104,295,476)     117,188,671      (10,306,854)        (618,533)
Contract owners' equity beginning
  of period ............................      152,225,564       35,036,893       63,199,514       63,818,047
                                            -------------    -------------    -------------    -------------
Contract owners' equity end of period ..       47,930,088      152,225,564       52,892,660       63,199,514
                                            =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ......................       13,485,153        6,133,902        5,295,189        6,382,166
                                            -------------    -------------    -------------    -------------
  Units purchased ......................       38,726,585       55,569,953       11,118,861       17,271,276
  Units redeemed .......................      (44,816,749)     (48,218,702)     (12,378,294)     (18,358,253)
                                            -------------    -------------    -------------    -------------
  Ending units .........................        7,394,989       13,485,153        4,035,756        5,295,189
                                            =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                   WPGPVenCp                     WPIntEq                            WPSmCoGr
                                             2000             1999           2000            1999            2000            1999
Investment activity:
  Net investment income ................  $   (729,116)      (361,553)    (2,213,978)      (496,203)    (6,563,221)    (4,053,906)
  Realized gain (loss) on investments ..    12,658,461      4,485,769     38,658,925      7,116,268    141,024,067      9,502,986
  Change in unrealized gain (loss)
     on investments ....................   (27,569,954)    11,911,468   (123,736,849)    92,169,127   (312,564,956)   160,031,891
  Reinvested capital gains .............     4,611,094           --       21,145,657           --       76,071,382     13,490,381
                                          ------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................   (11,029,515)    16,035,684    (66,146,245)    98,789,192   (102,032,728)   178,971,352
                                          ------------   ------------   ------------   ------------   ------------   ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................     2,134,718      1,290,625      7,893,683     11,104,931     19,704,771     16,264,792
  Transfers between funds ..............    (1,479,771)    21,079,024    (34,133,518)   (29,145,536)    20,272,607     (5,815,079)
  Redemptions ..........................   (12,567,171)    (2,211,372)   (28,066,807)   (22,034,224)   (75,140,772)   (29,565,663)
  Annuity benefits .....................          --             --          (55,129)       (24,154)       (37,810)       (19,326)
  Annual contract maintenance charges
     (note 2) ..........................       (16,054)        (7,942)       (63,851)       (69,965)      (155,283)      (114,049)
  Contingent deferred sales charges
     (note 2) ..........................      (157,536)       (23,526)      (385,922)      (320,609)      (934,738)      (439,142)
  Adjustments to maintain reserves .....           176            510         (6,032)       (28,755)         2,684        (46,325)
                                          ------------   ------------   ------------   ------------   ------------   ------------
       Net equity transactions .........   (12,085,638)    20,127,319    (54,817,576)   (40,518,312)   (36,288,541)   (19,734,792)
                                          ------------   ------------   ------------   ------------   ------------   ------------

Net change in contract owners' equity ..   (23,115,153)    36,163,003   (120,963,821)    58,270,880   (138,321,269)   159,236,560
Contract owners' equity beginning
  of period ............................    58,348,689     22,185,686    285,966,630    227,695,750    480,178,953    320,942,393
                                          ------------   ------------   ------------   ------------   ------------   ------------
Contract owners' equity end of period ..  $ 35,233,536     58,348,689    165,002,809    285,966,630    341,857,684    480,178,953
                                          ============   ============   ============   ============   ============   ============


CHANGES IN UNITS:
  Beginning units ......................     3,030,097      1,857,928     16,297,013     19,640,918     18,854,016     21,017,792
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Units purchased ......................     6,144,579      9,417,265     10,421,256     20,320,829     23,173,813     16,166,831
  Units redeemed .......................    (6,887,709)    (8,245,096)   (13,863,793)   (23,664,734)   (25,415,712)   (18,330,607)
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Ending units .........................     2,286,967      3,030,097     12,854,476     16,297,013     16,612,117     18,854,016
                                          ============   ============   ============   ============   ============   ============

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);

                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund
                 (AVISGvt)

              Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)
                Dreyfus VIF - Growth andIncome Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio: Initial Class
                (FidVIPCon)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio -
                 Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio -
                 Service Shares (JanIntGro)

              Portfolio of the Morgan Stanley: The Universal Institutional
               Funds, Inc. (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobT) Nationwide SAT - Government Bond Fund - Dreyfus (NSATGvtBd) Nationwide SAT - Growth Focus Fund - Turner (NSATGroF) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr) Nationwide SAT - Mid Cap Index Fund D - Dreyfus (NSATMidCap) Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
                  (formerly Nationwide SAT - Strategic Growth Fund)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT); Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds; Oppenheimer
                Aggressive Growth Fund/VA (OppAggGr)
                Oppenheimer Bond Fund/VA (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp) Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer Multiple Strategies Fund/VA (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)
              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCap)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     The following is a summary for 2000:

                                                                          UNIT           CONTRACT                        TOTAL
                                                           UNITS       FAIR VALUE     OWNERS' EQUITY      EXPENSES*     RETURN**
                                                        -----------    -----------   ----------------    ----------    ---------

      Contracts in accumulation phase:

      The BEST OF AMERICA(R) contracts:
        American Century VP -
        American Century VP Balanced:
         Tax qualified ...................................  2,604,552   $19.495665       $50,777,473         1.41%        (3.91)%
         Non-tax qualified ...............................  1,756,981    19.495665        34,253,513         1.41%        (3.91)%
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  4,954,700    38.157123       189,057,097         1.48%         7.62%
         Non-tax qualified ...............................  3,005,047    38.157123       114,663,948         1.48%         7.62%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  2,030,580    11.126222        22,592,684         1.39%       (11.77)%
         Non-tax qualified ...............................  1,529,451    11.126222        17,017,011         1.39%       (11.77)%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  4,818,908    21.429753       103,268,008         1.49%       (17.90)%
         Non-tax qualified ...............................  3,391,801    21.429753        72,685,458         1.49%       (17.90)%
       American Century VP -
       American Century VP Value:
         Tax qualified ...................................  1,665,172    14.901045        24,812,803         1.02%        16.62%
         Non-tax qualified ...............................  1,211,946    14.901045        18,059,262         1.02%        16.62%
       American VI Series - Growth Fund:
         Tax qualified ...................................    294,269    67.636095        19,903,206         1.43%         3.37%
         Non-tax qualified ...............................    259,115    67.636095        17,525,527         1.43%         3.37%
       American VI Series - High-Yield Bond Fund:
         Tax qualified ...................................     49,850    25.454935         1,268,929         1.27%        (4.31)%
         Non-tax qualified ...............................     15,769    25.454935           401,399         1.27%        (4.31)%
       American VI Series -
       U.S. Government / AAA-Rated Securities Fund:
         Tax qualified ...................................     91,373    22.759646         2,079,617         1.29%        10.25%
         Non-tax qualified ...............................     39,454    22.759646           897,959         1.29%        10.25%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ...................................  4,346,199    31.095821       135,148,626         1.43%       (12.18)%
         Non-tax qualified ...............................  1,925,658    31.095821        59,879,916         1.43%       (12.18)%
       Dreyfus Stock Index Fund:
         Tax qualified ...................................  16,059,899   29.155455       468,233,663         1.33%       (10.45)%
         Non-tax qualified ...............................  9,222,509    29.155455       268,886,446         1.33%       (10.45)%
       Dreyfus VIF - Appreciation Portfolio:
         Tax qualified ...................................  3,138,465    14.131419        44,350,964         1.40%        (1.94)%
         Non-tax qualified ...............................  2,042,037    14.131419        28,856,880         1.40%        (1.94)%
       Dreyfus IP - European Equity Portfolio:
         Tax qualified ...................................     65,423     9.272855           606,658         1.20%***    (10.84)%***
         Non-tax qualified ...............................     33,746     9.272855           312,922         1.20%***    (10.84)%***


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

      Dreyfus VIF - Growth & Income Portfolio:
        Tax qualified ...................................   1,719,616    13.851602       23,819,436       1.41%         (5.02)%
        Non-tax qualified ...............................     964,595    13.851602       13,361,186       1.41%         (5.02)%
      Fidelity VIP - Equity-Income Portfolio:
      Initial Class:
        Tax qualified ...................................  14,950,305    43.878710      656,000,098       1.20%           7.02%
        Non-tax qualified ...............................   9,846,200    43.878710      432,038,554       1.20%           7.02%
      Fidelity VIP - Growth Portfolio:
      Initial Class:
        Tax qualified ...................................  16,177,228    76.996322    1,245,587,056       1.58%        (12.13)%
        Non-tax qualified ...............................   9,250,213    76.996322      712,232,379       1.58%        (12.13)%
      Fidelity VIP - High Income Portfolio:
      Initial Class:
        Tax qualified ...................................   3,675,234    21.995953       80,840,274       1.91%        (23.48)%
        Non-tax qualified ...............................   3,575,545    21.995953       78,647,520       1.91%        (23.48)%
      Fidelity VIP - Overseas Portfolio:
      Initial Class:
        Tax qualified ...................................   8,430,888    22.826307      192,446,038       1.33%        (20.16)%
        Non-tax qualified ...............................   6,207,021    22.826307      141,683,367       1.33%        (20.16)%
      Fidelity VIP-II -
      Asset Manager Portfolio: Initial Class:
        Tax qualified ...................................  12,641,345    28.715312      363,000,166       1.30%         (5.17)%
        Non-tax qualified ...............................   6,671,501    28.715312      191,574,233       1.30%         (5.17)%
      Fidelity VIP-II - Contrafund Portfolio:
      Intial Class:
        Tax qualified ...................................  15,776,717    23.552441      371,580,196       1.34%         (7.83)%
        Non-tax qualified ...............................   9,335,930    23.552441      219,883,941       1.34%         (7.83)%
      Fidelity VIP-III -
      Growth Opportunities Portfolio: Initial Class:
        Tax qualified ...................................   2,775,187    11.327928       31,437,119       1.27%        (18.14)%
        Non-tax qualified ...............................   1,491,929    11.327928       16,900,464       1.27%        (18.14)%
      Janus Aspen Series -
      Capital Appreciation Portfolio - Service Shares:
        Tax qualified ...................................   2,477,405     7.864985       19,484,753       1.28%***     (31.83)%***
        Non-tax qualified ...............................   1,524,250     7.864985       11,988,203       1.28%***     (31.83)%***
      Janus AS - Global Technology Portfolio -
      Service Shares:
        Tax qualified ...................................   1,823,021     6.720273       12,251,199       1.64%***     (48.89)%***
        Non-tax qualified ...............................   1,358,733     6.720273        9,131,057       1.64%***     (48.89)%***
      Janus AS - International Growth Portfolio -
      Service Shares:
        Tax qualified ...................................   1,686,119     7.883235       13,292,072       1.37%***     (31.56)%***
        Non-tax qualified ...............................   1,207,461     7.883235        9,518,699       1.37%***     (31.56)%***
      Morgan Stanley: UIF -
      Emerging Markets Debt Portfolio:
        Tax qualified ...................................     301,609     9.736352        2,936,571       1.41%           9.95%
        Non-tax qualified ...............................     270,636     9.736352        2,635,007       1.41%           9.95%
      Morgan Stanley: UIF - U.S. Real Estate Portfolio:
        Tax qualified ...................................   1,604,662    18.824987       30,207,741       1.30%***       14.10%***
        Non-tax qualified ...............................   1,486,062    18.824987       27,975,098       1.30%***       14.10%***
      Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ...................................   4,015,823    22.850565       91,763,824       1.26%        (27.48)%
        Non-tax qualified ...............................   2,393,744    22.850565       54,698,403       1.26%        (27.48)%
      Nationwide SAT -
      Emerging Markets Fund - Gartmore:
        Tax qualified ...................................       3,941     8.684823           34,227       1.23%***     (52.79)%***
        Non-tax qualified ...............................       1,912     8.684823           16,605       1.23%***     (52.79)%***


                                                                            UNIT           CONTRACT                       TOTAL
                                                               UNITS     FAIR VALUE     OWNERS' EQUITY     EXPENSES*      RETURN**
                                                            -----------  -----------   ----------------   ----------     ---------

          Nationwide SAT - Global Technology &
          Communications Fund - Gartmore:
            Tax qualified .................................    114,191     5.998573          684,983         1.22%***   (160.61)%***
            Non-tax qualified .............................     79,803     5.998573          478,704         1.22%***   (160.61)%***
          Nationwide SAT - Government Bond Fund:
            Tax qualified .................................  2,868,756    37.741768      108,271,923         1.19%         11.08%
            Non-tax qualified .............................  2,244,962    37.741768       84,505,035         1.19%         11.08%
          Nationwide SAT - Growth Focus Fund - Turner:
            Tax qualified .................................    105,157     6.324196          665,033         1.01%***   (147.54)%***
            Non-tax qualified .............................     93,802     6.324196          593,222         1.01%***   (147.54)%***
          Nationwide SAT -
          International Growth Fund - Gartmore:
            Tax qualified .................................      1,392     9.220640           12,835         1.35%***    (31.28)%***
            Non-tax qualified .............................        518     9.220640            4,776         1.35%***    (31.28)%***
          Nationwide SAT - Mid Cap Index Fund - Dreyfus:
            Tax qualified .................................    913,008    10.426483        9,519,462         1.11%***       6.36%***
            Non-tax qualified .............................    705,142    10.426483        7,352,151         1.11%***       6.36%***
          Nationwide SAT - Money Market Fund:
            Tax qualified ................................. 10,103,096    25.875318      261,420,822         1.20%          4.66%
            Non-tax qualified .............................  9,917,879    25.875318      256,628,273         1.20%          4.66%
          Nationwide SAT - Multi Sector Bond Fund - MAS:
            Tax qualified .................................    187,929    10.402458        1,954,924         0.89%***       6.00%***
            Non-tax qualified .............................    144,730    10.402458        1,505,548         0.89%***       6.00%***

          Nationwide SAT -
          Nationwide Small Cap Growth Fund:
            Tax qualified .................................    355,101     8.049083        2,858,237         1.22%***    (29.08)%***
            Non-tax qualified .............................    263,825     8.049083        2,123,549         1.22%***    (29.08)%***
          Nationwide SAT -
          Nationwide Small Cap Value Fund:
            Tax qualified .................................  2,360,143    11.811823       27,877,591         1.27%          9.76%
            Non-tax qualified .............................  1,655,558    11.811823       19,555,158         1.27%          9.76%
          Nationwide SAT -
          Nationwide Small Company Fund:
            Tax qualified .................................  4,376,220    24.404464      106,799,303         1.34%          7.49%
            Non-tax qualified .............................  2,444,489    24.404464       59,656,444         1.34%          7.49%
          Nationwide SAT - Strong Mid Cap Growth Fund
          (formerly Nationwide SAT - Strategic Growth Fund):
            Tax qualified .................................  1,025,528     8.080774        8,287,060         1.18%***    (28.61)%***
            Non-tax qualified .............................  1,332,970     8.080774       10,771,429         1.18%***    (28.61)%***
          Nationwide SAT - Total Return Fund:
            Tax qualified .................................  3,204,746    95.205724      305,110,163         1.28%        (3.39)%
            Non-tax qualified .............................  2,074,432    92.754108      192,412,090         1.28%        (3.39)%
          Neuberger Berman AMT - Growth Portfolio:
            Tax qualified .................................  4,270,213    55.924190      238,808,203         1.62%       (12.80)%
            Non-tax qualified .............................  2,733,615    55.924190      152,875,205         1.62%       (12.80)%
          Neuberger Berman AMT - Guardian Portfolio:
            Tax qualified .................................  1,217,559    10.511377       12,798,222         1.20%        (0.18)%
            Non-tax qualified .............................    590,878    10.511377        6,210,941         1.20%        (0.18)%
          Neuberger Berman -
          Limited Maturity Bond Portfolio:
            Tax qualified .................................  2,014,558    19.242706       38,765,547         1.23%          5.40%
            Non-tax qualified .............................  1,576,839    19.242706       30,342,649         1.23%          5.40%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger Berman AMT - Partners Portfolio:
        Tax qualified ....................................  4,347,393    24.220161      105,294,558         1.23%        (0.60)%
        Non-tax qualified ................................  2,321,597    24.220161       56,229,453         1.23%        (0.60)%
       Oppenheimer Aggressive Growth Fund / VA:
        Tax qualified ....................................  3,224,658     7.756703       25,012,714         1.41%***    (33.44)%***
        Non-tax qualified ................................  2,643,329     7.756703       20,503,518         1.41%***    (33.44)%***
       Oppenheimer - Bond Fund / VA:
        Tax qualified ....................................  3,125,577    20.083060       62,771,150         1.25%          4.72%
        Non-tax qualified ................................  2,396,808    20.083060       48,135,239         1.25%          4.72%
       Oppenheimer - Capital Appreciation Fund / VA:
        Tax qualified ....................................  5,882,518    17.572799      103,372,306         1.59%        (1.52)%
        Non-tax qualified ................................  3,555,586    17.572799       62,481,598         1.59%        (1.52)%
       Oppenheimer - Global Securities Fund / VA:
        Tax qualified ....................................  9,002,198    29.294816      263,717,734         1.43%          3.73%
        Non-tax qualified ................................  4,831,751    29.294816      141,545,257         1.43%          3.73%
       Oppenheimer Main Street Growth &
       Income Fund / VA:
        Tax qualified ....................................    458,556     8.976519        4,116,237         1.33%***    (15.26)%***
        Non-tax qualified ................................    253,138     8.976519        2,272,298         1.33%***    (15.26)%***
       Oppenheimer - Multiple Strategies Fund / VA:
        Tax qualified ....................................  3,338,321    25.479369       85,058,313         1.31%          5.06%
        Non-tax qualified ................................  2,112,121    25.479369       53,815,510         1.31%          5.06%
       Strong Opportunity Fund Fund II, Inc.:
        Tax qualified ....................................  8,535,925    40.875509      348,910,279         1.33%          5.22%
        Non-tax qualified ................................  4,906,713    40.875509      200,564,391         1.33%          5.22%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  2,117,811    20.064864       42,493,590         1.38%          3.04%
        Non-tax qualified ................................  1,500,175    20.064864       30,100,807         1.38%          3.04%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,326,618     9.857444       13,077,063         1.58%       (40.31)%
        Non-tax qualified ................................    802,948     9.857444        7,915,015         1.58%       (40.31)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................  1,061,076    15.025051       15,942,721         1.22%          0.55%
        Non-tax qualified ................................    964,776    15.025051       14,495,809         1.22%          0.55%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................  2,708,151     6.484040       17,559,759         1.38%       (42.62)%
        Non-tax qualified ................................  1,527,163     6.484040        9,902,186         1.38%       (42.62)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................  1,304,956    14.108464       18,410,925         1.23%          9.96%
        Non-tax qualified ................................  1,144,283    14.108464       16,144,076         1.23%          9.96%
       Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio:
        Tax qualified ....................................    749,431    15.432781       11,565,804         1.69%       (19.99)%
        Non-tax qualified ................................    538,822    15.432781        8,315,522         1.69%       (19.99)%
       Warburg Pincus Trust -
       International Equity Portfolio:
        Tax qualified ....................................  3,476,577    12.858441       44,703,360         1.31%       (26.86)%
        Non-tax qualified ................................  2,082,725    12.858441       26,780,597         1.31%       (26.86)%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Warburg Pincus Trust -
        Small Company Growth Portfolio:
           Tax qualified .................................  5,407,609     20.629953      111,558,720       1.76%        (19.17)%
           Non-tax qualified .............................  3,309,558     20.629953       68,276,026       1.76%        (19.17)%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................     11,729     15.819174          185,543       0.89%         (3.43)%
           Non-tax qualified .............................      7,793     15.819174          123,279       0.89%         (3.43)%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................     32,850     15.419843          506,542       1.01%           8.17%
           Non-tax qualified .............................     18,597     15.419843          286,763       1.01%           8.17%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................      2,153     11.276864           24,279       0.94%        (11.33)%
           Non-tax qualified .............................      3,715     11.276864           41,894       0.94%        (11.33)%
         American Century VP -
         American Century VP International:
           Tax qualified .................................     10,115     21.879287          221,309       1.03%        (17.49)%
           Non-tax qualified .............................     17,650     21.879287          386,169       1.03%        (17.49)%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        606     15.206417            9,215       0.66%          17.20%
           Non-tax qualified .............................      7,451     15.206417          113,303       0.66%          17.20%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................     23,297     23.136255          539,005       0.90%        (11.74)%
           Non-tax qualified .............................     23,439     23.136255          542,291       0.90%        (11.74)%
         Dreyfus Stock Index Fund:
          Tax qualified ..................................     72,114     23.218901        1,674,408       0.86%        (10.00)%
          Non-tax qualified ..............................     59,608     23.218901        1,384,032       0.86%        (10.00)%
         Dreyfus Appreciation Fund:
          Tax qualified ..................................      8,489     14.380447          122,076       0.79%         (1.44)%
          Non-tax qualified ..............................     13,261     14.380447          190,699       0.79%         (1.44)%
         Dreyfus IP - European Equity Fund:
          Tax qualified ..................................        406      9.303892            3,777       0.95%***     (10.38)%***
          Non-tax qualified ..............................        244      9.303892            2,270       0.95%***     (10.38)%***
         Dreyfus Growth & Income Fund:
          Tax qualified ..................................     20,216     14.135425          285,762       0.83%         (4.55)%
          Non-tax qualified ..............................     12,170     14.135425          172,028       0.83%         (4.55)%
         Fidelity VIP - Equity-Income Portfolio:
         Initial Class:
          Tax qualified ..................................     38,193     19.419912          741,705       0.75%           7.56%
          Non-tax qualified ..............................     40,805     19.419912          792,430       0.75%           7.56%
         Fidelity VIP - Growth Portfolio: Initial Class:
          Tax qualified ..................................     89,323     22.392690        2,000,182       0.90%        (11.69)%
          Non-tax qualified ..............................     86,605     22.392690        1,939,319       0.90%        (11.69)%
         Fidelity VIP - High Income Portfolio:
         Initial Class:
          Tax qualified ..................................     15,306     10.500592          160,722       0.97%        (23.09)%
          Non-tax qualified ..............................     12,129     10.500592          127,362       0.97%        (23.09)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Fidelity VIP - Overseas Portfolio: Initial Class:
        Tax qualified ....................................      2,646     16.548211           43,787       0.98%        (19.75)%
        Non-tax qualified ................................      7,448     16.548211          123,251       0.98%        (19.75)%
       Fidelity VIP-II -
       Asset Manager Portfolio: Initial Class:
         Tax qualified ...................................     13,978     17.180905          240,155       0.83%         (4.69)%
         Non-tax qualified ...............................     11,077     17.180905          190,313       0.83%         (4.69)%
       Fidelity VIP-II - Contrafund Portfolio:
       Initial Class:
        Tax qualified ....................................     24,811     22.269742          552,535       0.83%         (7.37)%
        Non-tax qualified ................................     33,274     22.269742          741,003       0.83%         (7.37)%
       Fidelity VIP - Growth Opportunites Portfolio:
       Initial Class:
         Tax qualified ...................................      8,140     11.527669           93,835       0.90%        (17.73)%
         Non-tax qualified ...............................      5,830     11.527669           67,206       0.90%        (17.73)%
       Janus AS - Janus Capital Appreciation
       Portfolio -
       Service Shares:
         Tax qualified ...................................     13,455      7.891321          106,178       1.01%***     (31.44)%***
         Non-tax qualified ...............................     14,977      7.891321          118,188       1.01%***     (31.44)%***
       Janus AS - Global Technology Portfolio -
       Service Shares:
         Tax qualified ...................................      5,438      6.742806           36,667       0.88%***     (48.56)%***
         Non-tax qualified ...............................      7,506      6.742806           50,612       0.88%***     (48.56)%***
       Janus AS - International Growth Portfolio -
       Service Shares:
         Tax qualified ...................................      9,879      7.909644           78,139       0.98%***     (31.16)%***
         Non-tax qualified ...............................      4,855      7.909644           38,401       0.98%***     (31.16)%***
       Morgan Stanley: UIF - Emerging Markets
       Portfolio:
        Tax qualified ....................................         50      9.908126              495       0.97%          10.50%
        Non-tax qualified ................................      2,898      9.908126           28,714       0.97%          10.50%
       Morgan Stanley: UIF - U.S. Real Estate
       Portfolio:
        Tax qualified ....................................      3,268     19.005972           62,112       0.79%***       14.61%***
        Non-tax qualified ................................     11,329     19.005972          215,319       0.79%***       14.61%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     82,781     17.464509        1,445,730       0.83%        (27.12)%
        Non-tax qualified ................................     74,751     17.464509        1,305,490       0.83%        (27.12)%
       Nationwide SAT -
       Emerging Markets Fund - Gartmore:
         Tax qualified ...................................         56      8.695426              487       0.92%***     (52.36)%***
         Non-tax qualified ...............................        446      8.695426            3,878       0.92%***     (52.36)%***
       Nationwide SAT - Global Technology &
       Communications Fund - Gartmore:
         Tax qualified ...................................     10,490      6.005928           63,002       0.87%***    (160.31)%***
         Non-tax qualified ...............................      2,848      6.005928           17,105       0.87%***    (160.31)%***
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     31,941     13.391210          427,729       0.65%          11.64%
        Non-tax qualified ................................     23,216     13.391210          310,890       0.65%          11.64%
       Nationwide SAT - Growth Focus Fund - Turner:
        Tax qualified ....................................      1,595      6.331960           10,099       0.69%***    (147.23)%***
        Non-tax qualified ................................      1,830      6.331960           11,587       0.69%***    (147.23)%***



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------



         Nationwide SAT -
         International Growth Fund - Gartmore:
           Tax qualified .................................      1,153      9.231861           10,644       0.80%***     (30.83)%***
           Non-tax qualified .............................      1,012      9.231861            9,343       0.80%***     (30.83)%***
         Nationwide SAT - Mid Cap Index Fund:
           Tax qualified .................................      5,677     10.461354           59,389       0.81%***        6.88%***
           Non-tax qualified .............................     14,892     10.461354          155,790       0.81%***        6.88%***
         Nationwide SAT - Money Market Fund:
           Tax qualified .................................     71,489     12.534525          896,081       0.61%           5.18%
           Non-tax qualified .............................     87,331     12.534525        1,094,653       0.61%           5.18%
         Nationwide SAT - Multi Sector Bond Fund:
           Tax qualified .................................        199     10.437264            2,077       0.67%***        6.52%***
           Non-tax qualified .............................      1,103     10.437264           11,512       0.67%***        6.52%***
         Nationwide SAT -
         Nationwide Small Cap Growth Fund:
           Tax qualified .................................      3,082      8.076075           24,890       0.72%***     (28.68)%***
           Non-tax qualified .............................      4,800      8.076075           38,765       0.72%***     (28.68)%***
         Nationwide SAT -
         Nationwide Small Cap Value Fund:
           Tax qualified .................................     12,937     11.971815          154,879       0.75%          10.31%
           Non-tax qualified .............................     11,281     11.971815          135,054       0.75%          10.31%
         Nationwide SAT -
         Nationwide Small Company Fund:
           Tax qualified .................................     29,130     25.030655          729,143       0.89%           8.08%
           Non-tax qualified .............................     44,875     25.030655        1,123,251       0.89%           8.08%
         Nationwide SAT - Strong Mid Cap Growth Fund
         (formerly Nationwide SAT -
         Strategic Growth Fund):
           Tax qualified .................................      9,431      8.107860           76,465       0.61%***     (28.21)%***
           Non-tax qualified .............................      4,302      8.107860           34,880       0.61%***     (28.21)%***
         Nationwide SAT - Total Return Fund:
           Tax qualified .................................    143,328     19.661262        2,818,009       0.81%         (2.90)%
           Non-tax qualified .............................    174,821     19.661262        3,437,201       0.81%         (2.90)%
         Neuberger Berman AMT - Growth Portfolio:
           Tax qualified .................................     26,009     20.701572          538,427       1.11%        (12.36)%
           Non-tax qualified .............................     21,949     20.701572          454,379       1.11%        (12.36)%
         Neuberger Berman AMT - Guardian Portfolio:
           Tax qualified .................................      3,018     10.653724           32,153       0.79%           0.33%
           Non-tax qualified .............................      3,605     10.653724           38,407       0.79%           0.33%
         Neuberger Berman AMT -
         Limited Maturity Bond Portfolio:
           Tax qualified .................................      2,258     12.317349           27,813       1.04%           5.93%
           Non-tax qualified .............................      2,882     12.317349           35,499       1.04%           5.93%
         Neuberger Berman AMT - Partners Portfolio:
           Tax qualified .................................     16,627     19.456831          323,509       0.79%         (0.10)%
           Non-tax qualified .............................     18,252     19.456831          355,126       0.79%         (0.10)%
         Oppenheimer Aggressive Growth Fund / VA:
           Tax qualified .................................      8,351      7.782700           64,993       0.62%***     (33.06)%***
           Non-tax qualified .............................     21,224      7.782700          165,180       0.62%***     (33.06)%***
         Oppenheimer Bond Fund / VA:
           Tax qualified .................................     10,242     12.626152          129,317       0.86%           5.25%
           Non-tax qualified .............................      3,457     12.626152           43,649       0.86%           5.25%

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------



         Oppenheimer - Capital Appreciation Fund / VA:
           Tax qualified .................................     38,527     17.882542          688,961       0.96%         (1.02)%
           Non-tax qualified .............................     15,157     17.882542          271,046       0.96%         (1.02)%
         Oppenheimer Global Securities Fund / VA:
           Tax qualified .................................     16,869     26.559166          448,027       0.98%           4.25%
           Non-tax qualified .............................     12,618     26.559166          335,124       0.98%           4.25%
         Oppenheimer Main Street Growth &
         Income Fund / VA:
           Tax qualified .................................      1,733      9.006560           15,608       0.84%***     (14.81)%***
           Non-tax qualified .............................      1,028      9.006560            9,259       0.84%***     (14.81)%***
         Oppenheimer - Multiple Strategies Fund / VA:
           Tax qualified .................................     15,411     17.005691          262,075       0.84%           5.59%
           Non-tax qualified .............................      8,578     17.005691          145,875       0.84%           5.59%
         Strong Opportunity Fund II, Inc.:
           Tax qualified .................................     21,643     24.560714          531,568       0.83%           5.75%
           Non-tax qualified .............................     23,063     24.560714          566,444       0.83%           5.75%
         Strong VIF - Strong Discovery Fund II:
           Tax qualified .................................      1,101     13.287371           14,629       0.82%           3.56%
           Non-tax qualified .............................      3,243     13.287371           43,091       0.82%           3.56%
         Strong VIF - Strong International Stock Fund II:
           Tax qualified .................................      4,658     10.060255           46,861       1.08%        (40.01)%
           Non-tax qualified .............................      1,824     10.060255           18,350       1.08%        (40.01)%
         Van Eck WIT - Worldwide Bond Fund:
           Tax qualified .................................          9     10.797955               97       1.30%           1.06%
           Non-tax qualified .............................        193     10.797955            2,084       1.30%           1.06%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
           Tax qualified .................................     11,475      6.617049           75,931       1.06%        (42.33)%
           Non-tax qualified .............................      5,376      6.617049           35,573       1.06%        (42.33)%
         Van Eck WIT - Worldwide Hard Assets Fund:
           Tax qualified .................................      4,488     11.477209           51,510       0.84%          10.52%
           Non-tax qualified .............................      8,311     11.477209           95,387       0.84%          10.52%
         Warburg Pincus Trust -
         Global Post-Venture Capital Portfolio:
           Tax qualified .................................      1,128     15.749145           17,765       0.97%        (19.58)%
           Non-tax qualified .............................      3,850     15.749145           60,634       0.97%        (19.58)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      4,592     12.818931           58,865       0.90%        (26.49)%
           Non-tax qualified .............................      3,288     12.818931           42,149       0.90%        (26.49)%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................      9,393     18.987355          178,348       1.01%        (18.77)%
           Non-tax qualified .............................     33,986     18.987355          645,304       1.01%        (18.77)%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  1,952,463     17.896947       34,943,127       1.31%         (4.01)%
           Non-tax qualified .............................  2,711,332     17.896947       48,524,565       1.31%         (4.01)%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  2,788,976     19.368910       54,019,425       1.72%           7.52%
         Non-tax qualified ...............................  4,266,550     19.368910       82,638,423       1.72%           7.52%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  1,613,539     11.096215       17,904,176       1.56%        (11.86)%
         Non-tax qualified ...............................  1,805,363     11.096215       20,032,696       1.56%        (11.86)%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  3,165,936     21.291032       67,406,045       1.57%        (17.98)%
         Non-tax qualified ...............................  5,036,520     21.291032      107,232,708       1.57%        (17.98)%
       American Century VP -
       American Century VP Value:
         Tax qualified ...................................  1,587,322     14.840550       23,556,732       1.13%          16.50%
         Non-tax qualified ...............................  2,108,623     14.840550       31,293,125       1.13%          16.50%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ...................................  2,279,737     29.250748       66,684,012       1.53%        (12.27)%
         Non-tax qualified ...............................  3,023,600     29.250748       88,442,562       1.53%        (12.27)%
       Dreyfus Stock Index Fund:
         Tax qualified ................................... 12,548,148     28.859118      362,128,484       1.44%        (10.54)%
         Non-tax qualified ............................... 17,690,366     28.859118      510,528,360       1.44%        (10.54)%
       Dreyfus VIF - Appreciation Fund:
         Tax qualified ...................................  1,862,754     14.081974       26,231,253       1.19%         (2.03)%
         Non-tax qualified ...............................  2,941,971     14.081974       41,428,759       1.19%         (2.03)%
       Dreyfus IP - European Equity Fund:
         Tax qualified ...................................     46,325      9.266641          429,277       1.61%***     (10.93)%***
         Non-tax qualified ...............................     67,466      9.266641          625,183       1.61%***     (10.93)%***
       Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ...................................  1,453,526     13.795345       20,051,893       1.53%         (5.12)%
         Non-tax qualified ...............................  2,081,021     13.795345       28,708,403       1.53%         (5.12)%
       Fidelity VIP - Equity-Income Portfolio:
       Initial Class:
         Tax qualified ................................... 14,349,481     25.167929      361,146,719       1.30%           6.91%
         Non-tax qualified ............................... 20,704,608     25.167929      521,092,104       1.30%           6.91%
       Fidelity VIP - Growth Portfolio:
       Intitial Class:
         Tax qualified ................................... 14,086,008     30.318476      427,066,295       1.53%        (12.22)%
         Non-tax qualified ............................... 20,681,785     30.318476      627,040,202       1.53%        (12.22)%
       Fidelity VIP - High Income Portfolio:
       Initial Class:
         Tax qualified ...................................  5,909,895     11.743457       69,402,598       1.41%        (23.55)%
         Non-tax qualified ...............................  9,663,029     11.743457      113,477,366       1.41%        (23.55)%
       Fidelity VIP - Overseas Portfolio:
       Initial Class:
         Tax qualified ...................................  2,905,310     17.446546       50,687,625       1.44%        (20.24)%
         Non-tax qualified ...............................  5,002,138     17.446546       87,270,031       1.44%        (20.24)%
       Fidelity VIP-II -
       Asset Manager Portfolio: Initial Class:
         Tax qualified ...................................  5,947,714     17.466478      103,885,616       1.41%         (5.27)%
         Non-tax qualified ...............................  7,753,971     17.466478      135,434,564       1.41%         (5.27)%
       Fidelity VIP-II - Contrafund Portfolio:
       Initial Class:
         Tax qualified ................................... 11,057,706     23.421775      258,991,102       1.43%         (7.92)%
         Non-tax qualified ............................... 15,927,008     23.421775      373,038,798       1.43%         (7.92)%


                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                            UNIT           CONTRACT                        TOTAL
                                                              UNITS      FAIR VALUE    OWNERS' EQUITY      EXPENSES*     RETURN**
                                                           -----------   ----------    --------------      ---------     --------
       Fidelity VIP III -
       Growth Opportunites Portfolio: Initial Class:
         Tax qualified ...................................  1,985,828     11.288277       22,416,577       1.37%        (18.22)%
         Non-tax qualified ...............................  3,518,504     11.288277       39,717,848       1.37%        (18.22)%
       Janus AS - Capital Appreciation Portfolio -
       Service Shares:
         Tax qualified ...................................  2,055,724      7.859711       16,157,397       1.54%***     (31.91)%***
         Non-tax qualified ...............................  2,459,903      7.859711       19,334,127       1.54%***     (31.91)%***
       Janus AS - Global Technology Portfolio -
       Service Shares:
         Tax qualified ...................................  1,531,118      6.715762       10,282,624       1.64%***     (48.96)%***
         Non-tax qualified ...............................  1,940,112      6.715762       13,029,330       1.64%***     (48.96)%***
       Janus AS - International Growth Portfolio -
       Service Shares:
         Tax qualified ...................................  1,135,755      7.877947        8,947,418       1.47%***     (31.64)%***
         Non-tax qualified ...............................  1,531,638      7.877947       12,066,163       1.47%***     (31.64)%***
       Morgan Stanley: UIF -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................    172,763      9.702263        1,676,192       1.39%           9.84%
         Non-tax qualified ...............................    367,199      9.702263        3,562,661       1.39%           9.84%
       Morgan Stanley: UIF - U.S. Real Estate Portfolio:
         Tax qualified ...................................  1,320,846     18.720543       24,726,954       1.35%***       12.49%***
         Non-tax qualified ...............................  2,110,653     18.720543       39,512,570       1.35%***       12.49%***
       Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ...................................  2,316,111     20.166998       46,709,006       1.38%        (27.56)%
         Non-tax qualified ...............................  3,270,275     20.166998       65,951,629       1.38%        (27.56)%
       Nationwide SAT -
       Emerging Markets Fund - Gartmore:
         Non-tax qualified ...............................      1,097      8.682706            9,525       1.26%***     (52.87)%***
       Nationwide SAT - Global Technology &
       Communications Fund - Gartmore:
         Tax qualified ...................................     35,651      5.997100          213,803       1.38%***    (160.67)%***
         Non-tax qualified ...............................     48,873      5.997100          293,096       1.38%***    (160.67)%***
       Nationwide SAT - Government Bond Fund:
         Tax qualified ...................................  4,412,441     14.172885       62,537,019       1.26%          10.97%
         Non-tax qualified ...............................  6,317,265     14.172885       89,533,870       1.26%          10.97%
       Nationwide SAT - Growth Focus Fund - Turner:
         Tax qualified ...................................     30,892      6.322639          195,319       1.28%***    (147.60)%***
         Non-tax qualified ...............................     92,237      6.322639          583,181       1.28%***    (147.60)%***
       Nationwide SAT - Mid Cap Index Fund:
         Tax qualified ...................................    703,403     10.419496        7,329,105       1.11%***        6.25%***
         Non-tax qualified ...............................    942,720     10.419496        9,822,667       1.11%***        6.25%***
       Nationwide SAT - Money Market Fund:
         Tax qualified ................................... 11,598,809     12.892122      149,533,261       1.29%           4.55%
         Non-tax qualified ............................... 18,940,219     12.892122      244,179,614       1.29%           4.55%
       Nationwide SAT - Multi Sector Bond Fund:
         Tax qualified ...................................    151,356     10.395492        1,573,420       1.22%***        5.90%***
         Non-tax qualified ...............................    268,604     10.395492        2,792,271       1.22%***        5.90%***
       Nationwide SAT -
       Nationwide Small Cap Growth Fund:
         Tax qualified ...................................    223,867      8.043683        1,800,715       1.43%***     (29.17)%***
         Non-tax qualified ...............................    264,522      8.043683        2,127,731       1.43%***     (29.17)%***


                                                                            UNIT           CONTRACT                      TOTAL
                                                             UNITS       FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                          -----------    -----------    --------------    ---------    ---------
       Nationwide SAT -
       Nationwide Small Cap Value Fund:
         Tax qualified ...................................  1,927,603     11.779985       22,707,134       1.39%           9.65%
         Non-tax qualified ...............................  2,232,949     11.779985       26,304,106       1.39%           9.65%
       Nationwide SAT -
       Nationwide Small Company Fund:
         Tax qualified ...................................  3,162,882     24.276609       76,784,050       1.53%           7.38%
         Non-tax qualified ...............................  4,239,987     24.276609      102,932,507       1.53%           7.38%
       Nationwide SAT - Strong Mid Cap Growth Fund
       (formerly Nationwide SAT -
       Strategic Growth Fund):
         Tax qualified ...................................  1,194,800      8.075362        9,648,443       1.45%***     (28.69)%***
         Non-tax qualified ...............................  1,808,643      8.075362       14,605,447       1.45%***     (28.69)%***
       Nationwide SAT - Total Return Fund:
         Tax qualified ...................................  6,863,248     23.254233      159,599,568       1.38%         (3.48)%
         Non-tax qualified ...............................  8,870,225     23.254233      206,270,279       1.38%         (3.48)%
       Neuberger Berman AMT - Growth Portfolio:
         Tax qualified ...................................  2,711,397     24.745323       67,094,395       1.88%        (12.89)%
         Non-tax qualified ...............................  4,173,278     24.745323      103,269,112       1.88%        (12.89)%
       Neuberger Berman AMT - Guardian Portfolio:
         Tax qualified ...................................    768,842     10.483042        8,059,803       1.32%         (0.28)%
         Non-tax qualified ...............................    978,305     10.483042       10,255,612       1.32%         (0.28)%
       Neuberger Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  1,507,863     12.660223       19,089,882       1.29%           5.30%
         Non-tax qualified ...............................  2,424,663     12.660223       30,696,774       1.29%           5.30%
       Neuberger Berman AMT - Partners Portfolio:
         Tax qualified ...................................  3,498,216     24.063356       84,178,817       1.34%         (0.70)%
         Non-tax qualified ...............................  5,394,834     24.063356      129,817,811       1.34%         (0.70)%
       Oppenheimer Aggressive Growth Fund / VA:
         Tax qualified ...................................  2,437,897      7.751499       18,897,356       1.64%***     (33.52)%***
         Non-tax qualified ...............................  3,358,300      7.751499       26,031,859       1.64%***     (33.52)%***
       Oppenheimer - Bond Fund / VA:
         Tax qualified ...................................  4,040,508     13.370250       54,022,602       1.36%           4.62%
         Non-tax qualified ...............................  6,036,593     13.370250       80,710,758       1.36%           4.62%
       Oppenheimer - Capital Appreciation Fund / VA:
         Tax qualified ...................................  4,132,039     17.511311       72,357,420       1.68%         (1.62)%
         Non-tax qualified ...............................  5,130,769     17.511311       89,846,492       1.68%         (1.62)%
       Oppenheimer - Global Securities Fund / VA:
         Tax qualified ...................................  5,884,090     26.766747      157,497,948       1.53%           3.63%
         Non-tax qualified ...............................  8,413,225     26.766747      225,194,665       1.53%           3.63%
       Oppenheimer Main Street Growth &
       Income Fund / VA:
          Tax qualified ..................................    302,742      8.970506        2,715,749       1.24%***     (15.35)%***
          Non-tax qualified ..............................    449,881      8.970506        4,035,660       1.24%***     (15.35)%***
       Oppenheimer - Multiple Strategies Fund / VA:
          Tax qualified ..................................  3,047,720     18.837595       57,411,715       1.40%           4.96%
          Non-tax qualified ..............................  3,795,766     18.837595       71,503,103       1.40%           4.96%
       Strong Opportunity Fund II, Inc.:
          Tax qualified ..................................  4,225,440     29.902010      126,349,149       1.43%           5.11%
          Non-tax qualified ..............................  5,843,793     29.902010      174,741,157       1.43%           5.11%
       Strong VIF - Strong Discovery Fund II:
          Tax qualified ..................................  1,078,175     16.540572       17,833,631       1.47%           2.94%
          Non-tax qualified ..............................  1,649,586     16.540572       27,285,096       1.47%           2.94%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Strong VIF - Strong International Stock Fund II:
         Tax qualified ...................................    848,836      9.805769        8,323,490       1.55%        (40.37)%
         Non-tax qualified ...............................  1,266,463      9.805769       12,418,644       1.55%        (40.37)%
       Van Eck WIT - Worldwide Bond Fund:
         Tax qualified ...................................    880,951     11.883303       10,468,608       1.31%           0.45%
         Non-tax qualified ...............................  1,477,238     11.883303       17,554,467       1.31%           0.45%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  1,200,769      6.457670        7,754,170       1.46%        (42.68)%
         Non-tax qualified ...............................  1,942,056      6.457670       12,541,157       1.46%        (42.68)%
       Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified ...................................    547,919     11.529334        6,317,141       1.41%           9.85%
         Non-tax qualified ...............................  1,025,798     11.529334       11,826,768       1.41%           9.85%
       Warburg Pincus Trust -
       Global Post-Venture Capital Portfolio:
         Tax qualified ...................................    411,688     15.370073        6,327,675       1.43%        (20.07)%
         Non-tax qualified ...............................    582,049     15.370073        8,946,136       1.43%        (20.07)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  2,575,298     12.787120       32,930,645       1.43%        (26.93)%
         Non-tax qualified ...............................  4,711,997     12.787120       60,252,871       1.43%        (26.93)%
       Warburg Pincus Trust -
       Small Company Growth Portfolio:
         Tax qualified ...................................  2,949,822     20.515433       60,516,876       1.35%        (19.25)%
         Non-tax qualified ...............................  4,901,749     20.515433      100,561,503       1.35%        (19.25)%
                                                            =========     =========
       Reserve for annuity contracts in payout phase:
         Tax qualified ...................................                                 4,536,482
         Non-tax qualified ...............................                                14,828,156
                                                                                     ---------------
                                                                                     $19,090,847,996
                                                                                     ===============


     The following is a summary for 1999:
      The BEST OF AMERICA(R) contracts:
       American Century VP -
       American Century VP Balanced:
         Tax qualified ...................................  2,993,387    $20.288854      $60,732,392       1.29%         8.63%
         Non-tax qualified ...............................  2,262,657     20.288854       45,906,718       1.29%         8.63%
       American Century VP -
       American Century VP Capital Appreciation:
         Tax qualified ...................................  4,817,273     35.454211      170,792,613       1.10%        62.39%
         Non-tax qualified ...............................  3,045,420     35.454211      107,972,963       1.10%        62.39%
       American Century VP -
       American Century VP Income & Growth:
         Tax qualified ...................................  1,943,758     12.610627       24,512,007       1.42%        16.49%
         Non-tax qualified ...............................  1,542,249     12.610627       19,448,727       1.42%        16.49%
       American Century VP -
       American Century VP International:
         Tax qualified ...................................  4,788,991     26.102697      125,005,581       1.12%        61.92%
         Non-tax qualified ...............................  3,629,927     26.102697       94,750,885       1.12%        61.92%

                                                                             UNIT           CONTRACT                      TOTAL
                                                                UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP Value:
         Tax qualified ..................................   1,174,368     12.777944       15,006,009       1.52%        (2.14)%
         Non-tax qualified ..............................     817,538     12.777944       10,446,455       1.52%        (2.14)%
       American VI Series - Growth Fund:
         Tax qualified ..................................     329,837     65.428997       21,580,904       1.24%         55.58%
         Non-tax qualified ..............................     305,636     65.428997       19,997,457       1.24%         55.58%
       American VI Series - High-Yield Bond Fund:
         Tax qualified ..................................      52,930     26.601827        1,408,035       1.35%          4.42%
         Non-tax qualified ..............................      25,649     26.601827          682,310       1.35%          4.42%
       American VI Series -
       U.S. Government/AAA-Rated Securities Fund:
         Tax qualified ..................................     107,804     20.644287        2,225,537       1.34%        (1.82)%
         Non-tax qualified ..............................      61,401     20.644287        1,267,580       1.34%        (1.82)%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
         Tax qualified ..................................   4,030,454     35.410022      142,718,465       1.31%         28.39%
         Non-tax qualified ..............................   1,978,560     35.410022       70,060,853       1.31%         28.39%
       Dreyfus Stock Index Fund:
         Tax qualified ..................................  17,799,123     32.559249      579,526,078       1.34%         19.04%
         Non-tax qualified ..............................  11,325,336     32.559249      368,744,435       1.34%         19.04%
       Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified ..................................   3,922,324     14.410358       56,522,093       1.43%         10.01%
         Non-tax qualified ..............................   3,038,562     14.410358       43,786,766       1.43%         10.01%
       Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..................................   1,570,276     14.584456       22,901,621       1.25%         15.37%
         Non-tax qualified ..............................     868,629     14.584456       12,668,481       1.25%         15.37%
       Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..................................  19,571,229     41.001029      802,440,528       1.34%          4.95%
         Non-tax qualified ..............................  13,729,592     41.001029      562,927,400       1.34%          4.95%
       Fidelity VIP - Growth Portfolio:
         Tax qualified ..................................  17,654,023     87.627336    1,546,975,005       1.28%         35.65%
         Non-tax qualified ..............................  10,898,528     87.627336      955,008,975       1.28%         35.65%
       Fidelity VIP - High Income Portfolio:
         Tax qualified ..................................   5,005,619     28.744305      143,883,039       1.36%          6.75%
         Non-tax qualified ..............................   4,973,296     28.744305      142,953,937       1.36%          6.75%
       Fidelity VIP - Overseas Portfolio:
         Tax qualified ..................................   9,748,843     28.588402      278,703,843       1.19%         40.77%
         Non-tax qualified ..............................   7,678,932     28.588402      219,528,395       1.19%         40.77%
       Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..................................  15,977,617     30.281181      483,821,112       1.29%          9.65%
         Non-tax qualified ..............................   8,956,320     30.281181      271,207,947       1.29%          9.65%
       Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..................................  17,065,996     25.553458      436,095,212       1.30%         22.64%
         Non-tax qualified ..............................  11,175,042     25.553458      285,560,966       1.30%         22.64%
       Fidelity VIP-III - Growth Opportunities Portfolio:
         Tax qualified ..................................   3,449,404     13.838158       47,733,398       1.41%          2.92%
         Non-tax qualified ..............................   2,173,640     13.838158       30,079,174       1.41%          2.92%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ..................................     288,028      8.855527        2,550,640       1.33%         27.70%
         Non-tax qualified ..............................     248,251      8.855527        2,198,393       1.33%         27.70%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ...................................  5,806,110      31.511115     182,957,000        1.34%          2.92%
        Non-tax qualified ...............................  4,182,646      31.511115     131,799,839        1.34%          2.92%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ...................................  3,473,447      33.975979     118,013,762        1.32%        (3.62)%
        Non-tax qualified ...............................  2,665,502      33.886230      90,323,814        1.32%        (3.62)%
       Nationwide SAT - Money Market Fund:
        Tax qualified ................................... 14,904,403      24.724254     368,500,245        1.31%          3.49%
        Non-tax qualified ............................... 13,973,502      24.724254     345,484,413        1.31%          3.49%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ...................................  1,353,503      10.761293      14,565,442        1.61%         26.18%
        Non-tax qualified ...............................  1,205,250      10.761293      12,970,048        1.61%         26.18%
       Nationwide SAT - Small Company Fund:
        Tax qualified ...................................  4,271,874      22.704085      96,988,990        1.08%         42.15%
        Non-tax qualified ...............................  2,440,861      22.704085      55,417,516        1.08%         42.15%
       Nationwide SAT - Total Return Fund:
        Tax qualified ...................................  4,059,346      98.542231     400,017,011        1.33%          5.55%
        Non-tax qualified ...............................  2,763,449      96.004702     265,304,098        1.33%          5.55%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ...................................  4,044,236      64.133277     259,370,108        1.06%         48.44%
        Non-tax qualified ...............................  2,742,557      64.133277     175,889,168        1.06%         48.44%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ...................................  1,353,607      10.529949      14,253,413        1.62%         13.44%
        Non-tax qualified ...............................    853,290      10.529949       8,985,100        1.62%         13.44%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ...................................  2,335,659      18.256157      42,640,157        1.31%          0.16%
        Non-tax qualified ...............................  2,158,879      18.256157      39,412,834        1.31%          0.16%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ...................................  5,884,748      24.366392     143,390,077        1.28%          5.97%
        Non-tax qualified ...............................  3,370,801      24.366392      82,134,259        1.28%          5.97%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ...................................  3,880,174      19.177103      74,410,496        1.33%        (2.80)%
        Non-tax qualified ...............................  3,059,336      19.177103      58,669,202        1.33%        (2.80)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ...................................  9,268,259      28.241523     261,749,750        1.12%         56.43%
        Non-tax qualified ...............................  5,359,593      28.241523     151,363,069        1.12%         56.43%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ...................................  3,453,476      17.844166      61,624,399        1.41%         39.82%
        Non-tax qualified ...............................  2,323,662      17.844166      41,463,810        1.41%         39.82%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ...................................  3,877,701      24.251858      94,041,454        1.29%         10.35%
        Non-tax qualified ...............................  2,651,955      24.251858      64,314,836        1.29%         10.35%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ...................................  9,527,297      38.936728     370,961,772        1.27%         33.16%
        Non-tax qualified ...............................  5,774,365      38.936728     224,834,879        1.27%         33.16%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ...................................  2,501,155      19.472227      48,703,058        1.14%          3.72%
        Non-tax qualified ...............................  1,756,743      19.472227      34,207,698        1.14%          3.72%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

         Strong VIF - Strong International Stock Fund II:
          Tax qualified ..................................  1,564,106     16.513647       25,829,094       1.13%         84.77%
          Non-tax qualified ..............................  1,447,666     16.513647       23,906,245       1.13%         84.77%
         Van Eck WIT - Worldwide Bond Fund:
          Tax qualified ..................................  1,308,320     14.942949       19,550,159       1.29%        (9.02)%
          Non-tax qualified ..............................  1,204,939     14.942949       18,005,342       1.29%        (9.02)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
          Tax qualified ..................................  4,194,956     11.300054       47,403,229       1.06%         97.69%
          Non-tax qualified ..............................  3,528,130     11.300054       39,868,060       1.06%         97.69%
         Van Eck WIT - Worldwide Hard Assets Fund:
          Tax qualified ..................................  1,664,942     12.830391       21,361,857       1.42%         19.43%
          Non-tax qualified ..............................  1,580,973     12.830391       20,284,502       1.42%         19.43%
         Van Kampen LIT -
         Morgan Stanley Real Estate Securities Portfolio:
          Tax qualified ..................................  1,634,204     14.892896       24,338,030       1.26%        (4.63)%
          Non-tax qualified ..............................  1,515,882     14.892896       22,575,873       1.26%        (4.63)%
         Warburg Pincus Trust -
         International Equity Portfolio:
          Tax qualified ..................................  4,185,969     17.579480       73,587,158       1.11%         51.44%
          Non-tax qualified ..............................  3,074,281     17.579480       54,044,261       1.11%         51.44%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
          Tax qualified ..................................    731,811     19.288213       14,115,326       1.17%         61.38%
          Non-tax qualified ..............................    644,703     19.288213       12,435,169       1.17%         61.38%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
          Tax qualified ..................................  5,376,375     25.523630      137,224,606       1.37%         66.88%
          Non-tax qualified ..............................  3,969,098     25.523630      101,305,789       1.37%         66.88%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
          Tax qualified ..................................     14,335     16.380267          234,811       0.80%          9.18%
          Non-tax qualified ..............................      7,824     16.380267          128,159       0.80%          9.18%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................      8,735     14.255724          124,524       0.71%         63.21%
          Non-tax qualified ..............................     11,822     14.255724          168,531       0.71%         63.21%
         American Century VP -
         American Century VP Income & Growth:
          Tax qualified ..................................      1,026     12.717310           13,048       1.10%         17.08%
          Non-tax qualified ..............................      4,483     12.717310           57,012       1.10%         17.08%
         American Century VP -
         American Century VP International:
          Tax qualified ..................................      4,359     26.516535          115,586       0.69%         62.73%
          Non-tax qualified ..............................     13,690     26.516535          363,011       0.69%         62.73%
         American Century VP -
         American Century VP Value:
          Tax qualified ..................................      1,152     12.974490           14,947       0.83%        (1.64)%
          Non-tax qualified ..............................      9,794     12.974490          127,072       0.83%        (1.64)%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................     22,160     26.214069          580,904       0.63%        29.04%
        Non-tax qualified ................................     22,246     26.214069          583,158       0.63%        29.04%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................     74,500     25.799667        1,922,075       0.80%        19.64%
        Non-tax qualified ................................     68,798     25.799667        1,774,965       0.80%        19.64%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     12,082     14.590853          176,287       0.83%        10.56%
        Non-tax qualified ................................     18,270     14.590853          266,575       0.83%        10.56%
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................     16,572     14.808738          245,410       0.74%        15.95%
        Non-tax qualified ................................     14,293     14.808738          211,661       0.74%        15.95%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................     43,344     18.055454          782,596       0.78%         5.48%
        Non-tax qualified ................................     51,700     18.055454          933,467       0.78%         5.48%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................     82,625     25.356659        2,095,094       0.75%        36.34%
        Non-tax qualified ................................     81,025     25.356659        2,054,523       0.75%        36.34%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................     14,864     13.653329          202,943       0.77%         7.29%
        Non-tax qualified ................................     17,568     13.653329          239,862       0.77%         7.29%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................      2,104     20.621533           43,388       0.53%        41.49%
        Non-tax qualified ................................      7,979     20.621533          164,539       0.53%        41.49%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................     12,271     18.026981          221,209       0.84%        10.20%
        Non-tax qualified ................................     13,357     18.026981          240,786       0.84%        10.20%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     23,709     24.040622          569,979       0.71%        23.26%
        Non-tax qualified ................................     34,729     24.040622          834,907       0.71%        23.26%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      7,053     14.011528           98,823       0.84%         3.44%
        Non-tax qualified ................................      9,281     14.011528          130,041       0.84%         3.44%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................         50      8.966597              448       0.84%        28.34%
        Non-tax qualified ................................        133      8.966597            1,193       0.84%        28.34%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................    104,816     23.962791        2,511,684       0.85%         3.44%
        Non-tax qualified ................................     88,233     23.962791        2,114,309       0.85%         3.44%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     29,229     11.994653          350,592       0.94%       (3.13)%
        Non-tax qualified ................................     14,829     11.994653          177,869       0.94%       (3.13)%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................    134,873     11.916889        1,607,267       0.85%         4.01%
        Non-tax qualified ................................    126,746     11.916889        1,510,418       0.85%         4.01%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................      2,089     10.852397           22,671       0.98%        26.81%
        Non-tax qualified ................................      7,843     10.852397           85,115       0.98%        26.81%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     19,469     23.169876          451,094       0.68%        42.80%
        Non-tax qualified ................................     39,060     23.169876          905,015       0.68%        42.80%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    177,942     20.248322        3,603,027       0.84%         6.09%
        Non-tax qualified ................................    167,513     20.248322        3,391,857       0.84%         6.09%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................      9,923     23.621161          234,393       0.65%        49.19%
        Non-tax qualified ................................     13,920     23.621161          328,807       0.65%        49.19%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................      2,542     10.619078           26,994       1.14%        14.01%
        Non-tax qualified ................................      5,246     10.619078           55,708       1.14%        14.01%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      2,305     11.627287           26,801       0.83%         0.67%
        Non-tax qualified ................................      2,858     11.627287           33,231       0.83%         0.67%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     22,673     19.476219          441,584       0.81%         6.51%
        Non-tax qualified ................................     22,752     19.476219          443,123       0.81%         6.51%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................      5,049     11.996138           60,569       0.95%       (2.31)%
        Non-tax qualified ................................     17,880     11.996138          214,491       0.95%       (2.31)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      8,666     25.475921          220,774       0.67%        57.22%
        Non-tax qualified ................................      6,769     25.475921          172,447       0.67%        57.22%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     19,261     18.067674          348,001       0.69%        40.52%
        Non-tax qualified ................................     10,498     18.067674          189,674       0.69%        40.52%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................      9,461     16.105297          152,372       0.73%        10.90%
        Non-tax qualified ................................     10,611     16.105297          170,893       0.73%        10.90%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................     18,413     23.278533          428,628       0.77%        33.83%
        Non-tax qualified ................................     17,006     23.278533          395,875       0.77%        33.83%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................        998     12.830259           12,805       0.69%         4.25%
        Non-tax qualified ................................      3,667     12.830259           47,049       0.69%         4.25%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................      6,332     16.768723          106,180       0.59%        85.71%
        Non-tax qualified ................................        826     16.768723           13,851       0.59%        85.71%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................          2     10.685109               21       0.92%       (8.56)%
        Non-tax qualified ................................        850     10.685109            9,082       0.92%       (8.56)%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................     13,903     11.473874          159,521       0.91%        98.68%
        Non-tax qualified ................................      6,958     11.473874           79,835       0.91%        98.68%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................        897     10.385200            9,316       0.85%        20.03%
        Non-tax qualified ................................      8,208     10.385200           85,242       0.85%        20.03%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Van Kampen LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................      3,220     14.960757           48,174       0.79%        (4.15)%
           Non-tax qualified .............................      9,782     14.960757          146,346       0.79%        (4.15)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      3,864     17.437474           67,378       0.68%         52.21%
           Non-tax qualified .............................      3,159     17.437474           55,085       0.68%         52.21%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................        595     19.584772           11,653       0.72%         62.19%
           Non-tax qualified .............................      2,315     19.584772           45,339       0.72%         62.19%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................      8,591     23.373394          200,801       0.66%         67.73%
           Non-tax qualified .............................     24,173     23.373394          565,005       0.66%         67.73%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  2,229,877     18.643877       41,573,553       1.41%          8.52%
           Non-tax qualified .............................  3,104,126     18.643877       57,872,943       1.41%          8.52%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................  2,124,515     18.015046       38,273,235       1.16%         62.22%
          Non-tax qualified ..............................  3,403,398     18.015046       61,312,372       1.16%         62.22%
         American Century VP -
         American Century VP Income & Growth:
          Tax qualified ..................................  1,671,694     12.589315       21,045,482       1.46%         16.37%
          Non-tax qualified ..............................  1,490,691     12.589315       18,766,779       1.46%         16.37%
         American Century VP -
         American Century VP International:
          Tax qualified ..................................  3,535,992     25.959887       91,793,953       1.19%         61.75%
          Non-tax qualified ..............................  5,086,548     25.959887      132,046,211       1.19%         61.75%
         American Century VP -
         American Century VP Value:
          Tax qualified ..................................  1,129,610     12.738880       14,389,966       1.58%        (2.24)%
          Non-tax qualified ..............................  1,432,698     12.738880       18,250,968       1.58%        (2.24)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
          Tax qualified ..................................  2,307,767     33.342555       76,946,848       1.33%         28.26%
          Non-tax qualified ..............................  3,065,919     33.342555      102,225,573       1.33%         28.26%
         Dreyfus Stock Index Fund:
          Tax qualified .................................. 14,668,287     32.260809      473,210,805       1.42%         18.92%
          Non-tax qualified .............................. 20,456,946     32.260809      659,957,660       1.42%         18.92%
         Dreyfus VIF - Capital Appreciation Portfolio:
          Tax qualified ..................................  2,795,489     14.374409       40,183,502       1.51%          9.90%
          Non-tax qualified ..............................  4,202,770     14.374409       60,412,335       1.51%          9.90%
         Dreyfus VIF - Growth and Income Portfolio:
          Tax qualified ..................................  1,464,304     14.539855       21,290,768       1.35%         15.25%
          Non-tax qualified ..............................  2,079,004     14.539855       30,228,417       1.35%         15.25%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .................................... 18,744,521     23.541057      441,265,837       1.45%          4.84%
        Non-tax qualified ................................ 26,435,673     23.541057      622,323,685       1.45%          4.84%
       Fidelity VIP - Growth Portfolio:
        Tax qualified .................................... 16,102,523     34.539423      556,171,853       1.37%         35.51%
        Non-tax qualified ................................ 22,795,122     34.539423      787,330,361       1.37%         35.51%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................  8,271,114     15.361833      127,059,472       1.44%          6.64%
        Non-tax qualified ................................ 13,454,975     15.361833      206,693,079       1.44%          6.64%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  3,667,413     21.872670       80,216,114       1.30%         40.63%
        Non-tax qualified ................................  5,639,452     21.872670      123,349,873       1.30%         40.63%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  7,152,076     18.437523      131,866,566       1.40%          9.54%
        Non-tax qualified ................................  9,494,041     18.437523      175,046,599       1.40%          9.54%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .................................... 13,246,393     25.437333      336,952,910       1.38%         22.52%
        Non-tax qualified ................................ 18,358,303     25.437333      466,986,267       1.38%         22.52%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................  3,074,953     13.803637       42,445,535       1.51%          2.81%
        Non-tax qualified ................................  4,552,923     13.803637       62,846,896       1.51%          2.81%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................    153,956      8.833418        1,359,958       1.50%         27.57%
         Non-tax qualified ...............................    387,856      8.833418        3,426,094       1.50%         27.57%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................  3,732,455     27.838556      103,906,158       1.45%          2.82%
        Non-tax qualified ................................  4,968,186     27.838556      138,307,124       1.45%          2.82%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................  4,980,532     12.771602       63,609,372       1.44%        (3.71)%
        Non-tax qualified ................................  6,771,077     12.771602       86,477,501       1.44%        (3.71)%
       Nationwide SAT - Money Market Fund:
        Tax qualified .................................... 19,142,838     12.331041      236,051,120       1.48%          3.38%
        Non-tax qualified ................................ 28,039,121     12.331041      345,751,551       1.48%          3.38%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................    967,163     10.743114       10,390,342       1.84%         26.05%
        Non-tax qualified ................................  1,274,231     10.743114       13,689,209       1.84%         26.05%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................  3,356,307     22.607920       75,879,120       1.16%         42.01%
        Non-tax qualified ................................  4,099,453     22.607920       92,680,105       1.16%         42.01%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................  9,240,684     24.093443      222,639,893       1.44%          5.45%
        Non-tax qualified ................................ 11,092,594     24.093443      267,258,781       1.44%          5.45%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................  2,191,851     28.406340       62,262,465       1.06%         48.29%
        Non-tax qualified ................................  3,249,330     28.406340       92,301,573       1.06%         48.29%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................  1,174,502     10.512151       12,346,542       1.69%         13.32%
        Non-tax qualified ................................  1,148,237     10.512151       12,070,441       1.69%         13.32%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  1,753,284     12.023258       21,080,186       1.35%          0.06%
         Non-tax qualified ...............................  3,083,884     12.023258       37,078,333       1.35%          0.06%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................  4,926,644     24.233053      119,387,625       1.40%          5.87%
        Non-tax qualified ................................  7,215,015     24.233053      174,841,841       1.40%          5.87%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................  4,920,397     12.779991       62,882,629       1.42%        (2.90)%
        Non-tax qualified ................................  7,205,678     12.779991       92,088,500       1.42%        (2.90)%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................  6,498,893     25.830374      167,868,837       1.21%         56.27%
        Non-tax qualified ................................  8,973,439     25.830374      231,787,285       1.21%         56.27%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................  2,671,309     17.799664       47,548,403       1.31%         39.67%
        Non-tax qualified ................................  3,228,130     17.799664       57,459,629       1.31%         39.67%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................  3,468,280     17.948145       62,249,192       1.39%         10.23%
        Non-tax qualified ................................  4,370,474     17.948145       78,441,901       1.39%         10.23%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................  4,869,488     28.512432      138,840,945       1.36%         33.02%
        Non-tax qualified ................................  6,478,747     28.512432      184,724,833       1.36%         33.02%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  1,328,451     16.068225       21,345,850       1.22%          3.62%
        Non-tax qualified ................................  1,902,709     16.068225       30,573,156       1.22%          3.62%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,261,581     16.443689       20,745,046       0.98%         84.59%
        Non-tax qualified ................................  1,797,088     16.443689       29,550,756       0.98%         84.59%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................    914,353     11.830291       10,817,062       1.37%        (9.11)%
        Non-tax qualified ................................  1,558,403     11.830291       18,436,361       1.37%        (9.11)%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  2,477,889     11.265493       27,914,641       1.18%         97.49%
         Non-tax qualified ...............................  3,263,317     11.265493       36,762,875       1.18%         97.49%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................    716,194     10.495465        7,516,789       1.60%         19.31%
        Non-tax qualified ................................  1,323,974     10.495465       13,895,723       1.60%         19.31%
       Van Kampen LIT -
       Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ...................................  2,198,091     14.825198       32,587,134       1.36%        (4.73)%
         Non-tax qualified ...............................  1,432,926     14.825198       21,243,412       1.36%        (4.73)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  3,168,692     17.499626       55,450,925       1.21%         51.29%
         Non-tax qualified ...............................  5,861,047     17.499626      102,566,130       1.21%         51.29%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified ...................................    776,179     19.229243       14,925,335       0.91%         61.21%
         Non-tax qualified ...............................    874,495     19.229243       16,815,877       0.91%         61.21%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................  3,631,606     25.407601        92,270,396      1.05%        66.72%
            Non-tax qualified ............................  5,844,172     25.407601       148,486,390      1.05%        66.72%
                                                            =========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                  4,788,357
            Non-tax qualified ............................                                 12,639,950
                                                                                      ---------------
                                                                                      $23,415,344,916
                                                                                      ===============


       The following is a summary for 1998:

        The BEST OF AMERICA(R) contracts:
          American Century VP -
          American Century VP Balanced:
            Tax qualified ................................  3,311,879    $18.677491   $    61,857,590      1.30%        14.27%
            Non-tax qualified ............................  2,684,128     18.677491        50,132,777      1.30%        14.27%
          American Century VP -
          American Century VP Capital Appreciation:
            Tax qualified ................................  5,691,252     21.832994       124,257,071      1.23%       (3.43)%
            Non-tax qualified ............................  3,199,790     21.832994        69,860,996      1.23%       (3.43)%
          American Century VP -
          American Century VP Income & Growth:
            Tax qualified ................................    851,923     10.825822         9,222,767      1.28%***     12.31%***
            Non-tax qualified ............................  1,195,005     10.825822        12,936,911      1.28%***     12.31%***
          American Century VP -
          American Century VP International:
            Tax qualified ................................  4,804,748     16.121219        77,458,395      1.52%        17.22%
            Non-tax qualified ............................  3,904,415     16.121219        62,943,929      1.52%        17.22%
          American Century VP -
          American Century VP Value:
            Tax qualified ................................  1,289,505     13.057214        16,837,343      1.43%         3.45%
            Non-tax qualified ............................  1,042,979     13.057214        13,618,400      1.43%         3.45%
          American VI Series - Growth Fund:
           Tax qualified .................................    371,663     42.056137        15,630,710      1.27%        33.79%
           Non-tax qualified .............................    368,482     42.056137        15,496,929      1.27%        33.79%
          American VI Series - High-Yield Bond Fund:
           Tax qualified .................................     62,435     25.475118         1,590,539      1.37%       (0.86)%
           Non-tax qualified .............................     38,541     25.475118           981,837      1.37%       (0.86)%
          American VI Series -
          U.S. Government/AAA-Rated Securities Fund:
            Tax qualified ................................    129,959     21.026607         2,732,597      1.28%         6.78%
            Non-tax qualified ............................     81,141     21.026607         1,706,120      1.28%         6.78%
          The Dreyfus Socially Responsible
          Growth Fund, Inc.:
            Tax qualified ................................  3,208,339     27.580026        88,486,073      1.28%        27.70%
            Non-tax qualified ............................  1,734,954     27.580026        47,850,076      1.28%        27.70%
          Dreyfus Stock Index Fund:
            Tax qualified ................................ 16,760,500     27.352140       458,435,542      1.28%        26.55%
            Non-tax qualified ............................ 11,496,653     27.352140       314,458,062      1.28%        26.55%
          Dreyfus VIF - Capital Appreciation Portfolio:
            Tax qualified ................................  3,218,773     13.099410        42,164,027      1.20%        28.53%
            Non-tax qualified ............................  3,158,512     13.099410        41,374,644      1.20%        28.53%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................   1,530,286    12.641927       19,345,764       1.33%        10.36%
        Non-tax qualified ................................   1,010,647    12.641927       12,776,526       1.33%        10.36%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  23,119,147    39.068090      903,220,916       1.33%        10.18%
        Non-tax qualified ................................  17,190,931    39.068090      671,616,839       1.33%        10.18%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  17,532,628    64.597153    1,132,557,853       1.25%        37.68%
        Non-tax qualified ................................  11,328,287    64.597153      731,775,089       1.25%        37.68%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   6,464,105    26.926873      174,058,134       1.37%       (5.57)%
        Non-tax qualified ................................   6,457,997    26.926873      173,893,665       1.37%       (5.57)%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  11,283,013    20.307878      229,134,051       1.35%        11.29%
        Non-tax qualified ................................   9,318,467    20.307878      189,238,291       1.35%        11.29%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  18,785,187    27.616728      518,785,400       1.30%        13.56%
        Non-tax qualified ................................  10,977,395    27.616728      303,159,732       1.30%        13.56%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  15,609,123    20.836167      325,234,294       1.24%        28.29%
        Non-tax qualified ................................  11,340,649    20.836167      236,295,656       1.24%        28.29%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................   2,942,745    13.446025       39,568,223       1.41%        23.00%
        Non-tax qualified ................................   2,183,868    13.446025       29,364,344       1.41%        23.00%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................     417,556     6.934889        2,895,705       1.34%      (29.31)%
         Non-tax qualified ...............................     283,779     6.934889        1,967,976       1.34%      (29.31)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   6,725,123    30.616503      205,899,749       1.28%        28.28%
        Non-tax qualified ................................   5,812,770    30.616503      177,966,690       1.28%        28.28%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   4,202,514    35.250995      148,142,800       1.31%         7.49%
        Non-tax qualified ................................   3,353,428    35.157882      117,899,426       1.31%         7.49%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  10,938,889    23.891623      261,347,812       1.37%         3.90%
        Non-tax qualified ................................  12,513,821    23.891623      298,975,494       1.37%         3.90%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................     405,997     8.528787        3,462,662       1.11%***   (21.93)%***
        Non-tax qualified ................................     600,393     8.528787        5,120,624       1.11%***   (21.93)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,961,782    15.971964       79,249,403       1.27%       (0.30)%
        Non-tax qualified ................................   3,151,728    15.971964       50,339,286       1.27%       (0.30)%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   4,459,090    93.358149      416,292,389       1.33%        16.54%
        Non-tax qualified ................................   3,296,114    90.954119      299,795,145       1.33%        16.54%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   4,739,527    43.203987      204,766,463       1.25%        14.03%
        Non-tax qualified ................................   3,535,046    43.203987      152,728,081       1.25%        14.03%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................    928,355      9.282422        8,617,383       1.91%***   (10.70)%***
        Non-tax qualified ................................    782,161      9.282422        7,260,348       1.91%***   (10.70)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
         Tax qualified ...................................  3,027,892     18.227259       55,190,172       1.34%         3.03%
         Non-tax qualified ...............................  2,828,271     18.227259       51,551,628       1.34%         3.03%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................  7,610,496     22.992724      174,986,034       1.40%         2.85%
        Non-tax qualified ................................  5,337,515     22.992724      122,724,009       1.40%         2.85%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................  4,366,241     19.729274       86,142,765       1.30%         5.41%
        Non-tax qualified ................................  3,654,118     19.729274       72,093,095       1.30%         5.41%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................  9,503,851     18.054116      171,583,628       1.33%        12.62%
        Non-tax qualified ................................  5,697,473     18.054116      102,862,838       1.33%        12.62%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................  1,553,053     12.762568       19,820,945       1.30%        22.39%
        Non-tax qualified ................................  1,122,440     12.762568       14,325,217       1.30%        22.39%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................  4,734,705     21.978211      104,060,346       1.33%         5.27%
        Non-tax qualified ................................  3,383,989     21.978211       74,374,024       1.33%         5.27%
       Strong Opportunity Fund II, Inc.:
        Tax qualified .................................... 10,757,453     29.241637      314,565,536       1.34%        12.07%
        Non-tax qualified ................................  6,829,157     29.241637      199,695,730       1.34%        12.07%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................  3,330,945     18.773240       62,532,630       1.26%         5.87%
        Non-tax qualified ................................  2,561,304     18.773240       48,083,975       1.26%         5.87%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................  1,115,317      8.937224        9,967,838       1.33%       (6.02)%
        Non-tax qualified ................................    824,150      8.937224        7,365,613       1.33%       (6.02)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................  1,824,058     16.424717       29,959,636       1.31%        11.29%
        Non-tax qualified ................................  1,736,777     16.424717       28,526,071       1.31%        11.29%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
         Tax qualified ...................................  1,862,823      5.716175       10,648,222       1.18%      (34.99)%
         Non-tax qualified ...............................  1,394,148      5.716175        7,969,194       1.18%      (34.99)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................  1,976,563     10.743036       21,234,287       1.27%      (31.87)%
        Non-tax qualified ................................  1,953,375     10.743036       20,985,178       1.27%      (31.87)%
       Van Kampen American Capital LIT -
       Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified ...................................  2,429,141     15.615675       37,932,676       1.24%      (12.77)%
         Non-tax qualified ...............................  2,423,893     15.615675       37,850,725       1.24%      (12.77)%
       Warburg Pincus Trust -
       International Equity Portfolio:
         Tax qualified ...................................  4,923,915     11.608185       57,157,716       1.38%         3.98%
         Non-tax qualified ...............................  3,738,519     11.608185       43,397,420       1.38%         3.98%
       Warburg Pincus Trust -
       Post Venture Capital Portfolio:
         Tax qualified ...................................    531,483     11.952364        6,352,478       1.26%         5.13%
         Non-tax qualified ...............................    448,154     11.952364        5,356,500       1.26%         5.13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified ................................   5,715,162     15.294249       87,409,111       1.25%        (4.12)%
           Non-tax qualified ............................   4,595,026     15.294249       70,277,472       1.25%        (4.12)%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................     10,841     15.003357          162,651       0.77%         14.85%
           Non-tax qualified .............................     12,689     15.003357          190,378       0.77%         14.85%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................      6,953      8.734621           60,732       0.75%        (2.94)%
           Non-tax qualified .............................     11,266      8.734621           98,404       0.75%        (2.94)%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................        109     10.862433            1,184       0.85%***      12.86%***
           Non-tax qualified .............................      2,432     10.862433           26,417       0.85%***      12.86%***
         American Century VP -
         American Century VP International:
           Tax qualified .................................      4,492     16.294485           73,195       0.94%         17.81%
           Non-tax qualified .............................     11,501     16.294485          187,403       0.94%         17.81%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        997     13.191239           13,152       0.81%          3.97%
           Non-tax qualified .............................     10,800     13.191239          142,465       0.81%          3.97%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................     12,450     20.314721          252,918       0.81%         28.35%
           Non-tax qualified .............................      8,800     20.314721          178,770       0.81%         28.35%
         Dreyfus Stock Index Fund:
           Tax qualified .................................     73,693     21.564450        1,589,149       0.77%         27.19%
           Non-tax qualified .............................     57,396     21.564450        1,237,713       0.77%         27.19%
         Dreyfus VIF - Capital Appreciation Portfolio:
           Tax qualified .................................      8,555     13.196658          112,897       0.65%         29.18%
           Non-tax qualified .............................     11,092     13.196658          146,377       0.65%         29.18%
         Dreyfus VIF - Growth and Income Portfolio:
           Tax qualified .................................     19,404     12.771671          247,822       0.80%         10.92%
           Non-tax qualified .............................     14,677     12.771671          187,450       0.80%         10.92%
         Fidelity VIP - Equity-Income Portfolio:
           Tax qualified .................................     63,894     17.117556        1,093,709       0.83%         10.73%
           Non-tax qualified .............................     58,459     17.117556        1,000,675       0.83%         10.73%
         Fidelity VIP - Growth Portfolio:
           Tax qualified .................................     67,118     18.598337        1,248,283       0.74%         38.37%
           Non-tax qualified .............................     72,186     18.598337        1,342,540       0.74%         38.37%
         Fidelity VIP - High Income Portfolio:
           Tax qualified .................................     20,159     12.725625          256,536       0.78%        (5.09)%
           Non-tax qualified .............................     29,302     12.725625          372,886       0.78%        (5.09)%
         Fidelity VIP - Overseas Portfolio:
           Tax qualified .................................      1,306     14.574887           19,035       1.06%         11.85%
           Non-tax qualified .............................      3,352     14.574887           48,855       1.06%         11.85%


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................      9,570     16.357953          156,546       0.79%          14.13%
        Non-tax qualified ................................     13,208     16.357953          216,056       0.79%          14.13%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     25,061     19.503885          488,787       0.74%          28.94%
        Non-tax qualified ................................     21,809     19.503885          425,360       0.74%          28.94%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      5,578     13.545866           75,559       0.75%          23.62%
        Non-tax qualified ................................      9,045     13.545866          122,522       0.75%          23.62%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................         50      6.986517              349       0.78%        (28.95)%
        Non-tax qualified ................................        126      6.986517              880       0.78%        (28.95)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     89,909     23.165130        2,082,754       0.82%          28.93%
        Non-tax qualified ................................     83,268     23.165130        1,928,914       0.82%          28.93%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     38,202     12.382040          473,019       0.64%           8.04%
        Non-tax qualified ................................     35,508     12.382040          439,661       0.64%           8.04%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................     47,932     11.457526          549,182       0.77%           4.43%
        Non-tax qualified ................................     57,997     11.457526          664,502       0.77%           4.43%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................        672      8.557673            5,751       0.85%***     (21.50)%***
        Non-tax qualified ................................      1,602      8.557673           13,709       0.85%***     (21.50)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     21,106     16.217601          342,289       0.77%           0.20%
        Non-tax qualified ................................     32,785     16.217601          531,694       0.77%           0.20%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    175,958     19.086420        3,358,408       0.80%          17.13%
        Non-tax qualified ................................    165,625     19.086420        3,161,188       0.80%          17.13%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................      8,454     15.832511          133,848       0.73%          14.60%
        Non-tax qualified ................................     13,157     15.832511          208,308       0.73%          14.60%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................      1,169      9.313837           10,888       0.83%***     (10.23)%***
        Non-tax qualified ................................     10,424      9.313837           97,087       0.83%***     (10.23)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      2,556     11.550378           29,523       0.81%           3.56%
        Non-tax qualified ................................      6,843     11.550378           79,039       0.81%           3.56%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     27,924     18.285622          510,608       0.91%           3.38%
        Non-tax qualified ................................     25,730     18.285622          470,489       0.91%           3.38%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................     17,438     12.279322          214,127       0.70%           5.95%
        Non-tax qualified ................................     19,590     12.279322          240,552       0.70%           5.95%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      7,037     16.204214          114,029       0.81%          13.19%
        Non-tax qualified ................................      5,896     16.204214           95,540       0.81%          13.19%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................      7,443     12.857366           95,697       1.03%          23.01%
        Non-tax qualified ................................      2,581     12.857366           33,185       1.03%          23.01%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
         Oppenheimer VAF - Multiple Strategies Fund:
           Tax qualified .................................     14,316     14.521876          207,895       0.75%         5.80%
           Non-tax qualified .............................     16,138     14.521876          234,354       0.75%         5.80%
         Strong Opportunity Fund II, Inc.:
           Tax qualified .................................     19,114     17.394278          332,474       0.91%        12.63%
           Non-tax qualified .............................     19,791     17.394278          344,250       0.91%        12.63%
         Strong VIF - Strong Discovery Fund II:
           Tax qualified .................................        756     12.307345            9,304       0.70%         6.40%
           Non-tax qualified .............................      3,184     12.307345           39,187       0.70%         6.40%
         Strong VIF - Strong International Stock Fund II:
           Tax qualified .................................      3,271      9.029694           29,536       0.79%       (5.54)%
           Non-tax qualified .............................        704      9.029694            6,357       0.79%       (5.54)%
         Van Eck WIT - Worldwide Bond Fund:
           Tax qualified .................................      1,169     11.685439           13,660       1.06%        11.85%
           Non-tax qualified .............................      1,060     11.685439           12,387       1.06%        11.85%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
           Tax qualified .................................      6,729      5.774938           38,860       0.69%      (34.66)%
           Non-tax qualified .............................      4,464      5.774938           25,779       0.69%      (34.66)%
         Van Eck WIT - Worldwide Hard Assets Fund:
           Tax qualified .................................      1,662      8.651833           14,379       0.79%      (31.52)%
           Non-tax qualified .............................      9,030      8.651833           78,126       0.79%      (31.52)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................      5,144     15.607765           80,286       0.73%      (12.33)%
           Non-tax qualified .............................     11,844     15.607765          184,858       0.73%      (12.33)%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................      3,803     11.456500           43,569       0.86%         4.50%
           Non-tax qualified .............................      3,149     11.456500           36,077       0.86%         4.50%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................        411     12.075066            4,963       0.91%         5.66%
           Non-tax qualified .............................      3,383     12.075066           40,850       0.91%         5.66%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................     11,973     13.935312          166,847       0.78%       (3.63)%
           Non-tax qualified .............................     24,274     13.935312          338,266       0.78%       (3.63)%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................  2,324,877     17.180551       39,942,668       1.40%        14.15%
           Non-tax qualified .............................  3,259,024     17.180551       55,991,828       1.40%        14.15%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................  2,096,618     11.105046       23,283,039       1.31%       (3.53)%
           Non-tax qualified .............................  2,997,998     11.105046       33,292,906       1.31%       (3.53)%
         American Century VP -
         American Century VP Income & Growth:
           Tax qualified .................................    660,409     10.818483        7,144,624       1.44%***     12.20%***
           Non-tax qualified .............................    867,235     10.818483        9,382,167       1.44%***     12.20%***


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
       American Century VP -
       American Century VP International:
        Tax qualified ....................................    3,867,971    16.049229       62,077,952       1.60%        17.10%
        Non-tax qualified ................................    5,549,022    16.049229       89,057,525       1.60%        17.10%
       American Century VP -
       American Century VP Value:
        Tax qualified ....................................    1,368,433    13.030493       17,831,357       1.53%         3.34%
        Non-tax qualified ................................    1,555,893    13.030493       20,274,053       1.53%         3.34%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................    2,233,140    25.996040       58,052,797       1.31%        27.57%
        Non-tax qualified ................................    2,713,732    25.996040       70,546,286       1.31%        27.57%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................   14,729,959    27.128900      399,607,585       1.39%        26.42%
        Non-tax qualified ................................   20,136,222    27.128900      546,273,553       1.39%        26.42%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................    2,552,942    13.079978       33,392,425       1.27%        28.40%
        Non-tax qualified ................................    3,823,437    13.079978       50,010,472       1.27%        28.40%
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................    1,631,617    12.616052       20,584,565       1.45%        10.25%
        Non-tax qualified ................................    2,166,223    12.616052       27,329,182       1.45%        10.25%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................   21,218,396    22.453988      476,437,609       1.44%        10.07%
        Non-tax qualified ................................   29,521,717    22.453988      662,880,279       1.44%        10.07%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................   14,762,454    25.487577      376,259,183       1.34%        37.54%
        Non-tax qualified ................................   20,736,972    25.487577      528,535,171       1.34%        37.54%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   10,344,737    14.405141      149,017,395       1.49%       (5.67)%
        Non-tax qualified ................................   16,093,648    14.405141      231,831,269       1.49%       (5.67)%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................    4,021,152    15.553060       62,541,218       1.46%        11.17%
        Non-tax qualified ................................    6,251,077    15.553060       97,223,376       1.46%        11.17%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................    8,121,780    16.832250      136,707,831       1.42%        13.44%
        Non-tax qualified ................................   10,607,282    16.832250      178,544,422       1.42%        13.44%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................   13,726,215    20.762500      284,990,539       1.33%        28.16%
        Non-tax qualified ................................   18,136,001    20.762500      376,548,721       1.33%        28.16%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................    2,717,672    13.426082       36,487,687       1.43%        22.87%
        Non-tax qualified ................................    3,950,006    13.426082       53,033,104       1.43%        22.87%
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................      168,941     6.924574        1,169,844       1.54%      (29.38)%
        Non-tax qualified ................................      389,490     6.924574        2,697,052       1.54%      (29.38)%
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................    4,940,669    27.075632      133,771,736       1.36%        28.15%
        Non-tax qualified ................................    6,517,824    27.075632      176,474,204       1.36%        28.15%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................    5,568,798    13.264325       73,866,347       1.38%         7.38%
        Non-tax qualified ................................    7,612,211    13.264325      100,970,841       1.38%         7.38%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  14,205,644    11.927856      169,442,876       1.57%          3.80%
        Non-tax qualified ................................  20,133,168    11.927856      240,145,529       1.57%          3.80%
       Nationwide SAT - Small Cap Value Fund:
        Tax qualified ....................................     192,359     8.523007        1,639,477       1.39%***    (22.02)%***
        Non-tax qualified ................................     397,547     8.523007        3,388,296       1.39%***    (22.02)%***
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,237,223    15.920417       67,458,357       1.36%        (0.40)%
        Non-tax qualified ................................   5,235,907    15.920417       83,357,823       1.36%        (0.40)%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................  10,125,826    22.849095      231,365,960       1.45%         16.42%
        Non-tax qualified ................................  12,095,557    22.849095      276,372,531       1.45%         16.42%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   2,485,942    19.155589       47,619,683       1.32%         13.91%
        Non-tax qualified ................................   4,103,790    19.155589       78,610,515       1.32%         13.91%
       Neuberger & Berman AMT - Guardian Portfolio:
        Tax qualified ....................................   1,202,225     9.276124       11,151,988       1.61%***    (10.79)%***
        Non-tax qualified ................................   1,155,905     9.276124       10,722,318       1.61%***    (10.79)%***
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   2,286,137    12.016412       27,471,164       1.41%          2.93%
        Non-tax qualified ................................   3,686,363    12.016412       44,296,857       1.41%          2.93%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   6,708,322    22.890094      153,554,121       1.48%          2.75%
        Non-tax qualified ................................   9,288,228    22.890094      212,608,412       1.48%          2.75%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   5,838,014    13.161293       76,835,813       1.40%          5.31%
        Non-tax qualified ................................   7,806,181    13.161293      102,739,435       1.40%          5.31%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   7,043,429    16.529444      116,423,965       1.43%         12.51%
        Non-tax qualified ................................   9,123,582    16.529444      150,807,738       1.43%         12.51%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     959,141    12.743636       12,222,944       1.29%         22.27%
        Non-tax qualified ................................   1,331,146    12.743636       16,963,640       1.29%         22.27%
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   4,320,161    16.281980       70,340,775       1.46%          5.16%
        Non-tax qualified ................................   5,100,007    16.281980       83,038,212       1.46%          5.16%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................   5,406,908    21.434632      115,895,083       1.45%         11.95%
        Non-tax qualified ................................   7,229,174    21.434632      154,954,684       1.45%         11.95%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   1,694,881    15.507147       26,282,769       1.35%          5.76%
        Non-tax qualified ................................   2,442,361    15.507147       37,874,051       1.35%          5.76%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................     905,955     8.908351        8,070,565       1.47%        (6.11)%
        Non-tax qualified ................................   1,324,589     8.908351       11,799,904       1.47%        (6.11)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   1,351,072    13.016609       17,586,376       1.47%         11.18%
        Non-tax qualified ................................   1,789,762    13.016609       23,296,632       1.47%         11.18%


                                                                           UNIT           CONTRACT                        TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*       RETURN**
                                                           -----------  -----------   ----------------  ----------      ---------
          Van Eck WIT -
          Worldwide Emerging Markets Fund:
            Tax qualified ................................  1,171,528      5.704452        6,682,925       1.29%        (35.05)%
            Non-tax qualified ............................  1,694,210      5.704452        9,664,540       1.29%        (35.05)%
          Van Eck WIT - Worldwide Hard Assets Fund:
            Tax qualified ................................    870,452      8.796887        7,657,268       1.36%        (31.94)%
            Non-tax qualified ............................  1,571,084      8.796887       13,820,648       1.36%        (31.94)%
          Van Kampen American Capital LIT -
          Morgan Stanley Real Estate Securities Portfolio:
            Tax qualified ................................  3,044,098     15.560452       47,367,541       1.40%        (12.86)%
            Non-tax qualified ............................  2,317,641     15.560452       36,063,542       1.40%        (12.86)%
          Warburg Pincus Trust -
          International Equity Portfolio:
            Tax qualified ................................  4,110,213     11.567145       47,543,430       1.45%           3.87%
            Non-tax qualified ............................  6,861,319     11.567145       79,365,872       1.45%           3.87%
          Warburg Pincus Trust -
          Post Venture Capital Portfolio:
            Tax qualified ................................    416,468     11.927880        4,967,580       1.43%           5.02%
            Non-tax qualified ............................    458,029     11.927880        5,463,315       1.43%           5.02%
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................  4,139,966     15.240137       63,093,649       1.36%         (4.21)%
            Non-tax qualified ............................  6,531,391     15.240137       99,539,294       1.36%         (4.21)%
                                                           ==========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                 3,839,879
            Non-tax qualified ............................                                 9,491,453
                                                                                     ---------------
                                                                                     $20,672,674,408
                                                                                     ===============


       The following is a summary for 1997:

        The BEST OF AMERICA(R) contracts:
          American Century VP -
          American Century VP Balanced:
            Tax qualified ................................  3,321,528    $16.345418  $    54,291,764       1.33%        14.30%
            Non-tax qualified ............................  2,535,285     16.345418       41,440,293       1.33%        14.30%
          American Century VP -
          American Century VP Capital Appreciation:
            Tax qualified ................................  7,405,239     22.608168      167,418,887       1.27%       (4.52)%
            Non-tax qualified ............................  4,340,405     22.608168       98,128,605       1.27%       (4.52)%
          American Century VP -
          American Century VP International:
            Tax qualified ................................  3,513,167     13.753336       48,317,766       1.52%        17.09%
            Non-tax qualified ............................  2,814,767     13.753336       38,712,436       1.52%        17.09%
          American Century VP -
          American Century VP Value:
            Tax qualified ................................  1,153,698     12.621843       14,561,795       1.56%        24.44%
            Non-tax qualified ............................  1,177,685     12.621843       14,864,555       1.56%        24.44%
          American VI Series - Growth Fund:
            Tax qualified ................................    425,839     31.433956       13,385,804       1.32%        28.41%
            Non-tax qualified ............................    417,659     31.433956       13,128,675       1.32%        28.41%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             UNIT           CONTRACT                      TOTAL
                                                                UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             -----------  ----------     --------------    ----------    ---------
       American VI Series - High-Yield Bond Fund:
        Tax qualified ....................................      79,449     25.696356        2,041,550       1.25%        10.95%
        Non-tax qualified ................................      44,445     25.696356        1,142,075       1.25%        10.95%
       American VI Series -
       U.S. Government/AAA-Rated Securities Fund:
        Tax qualified ....................................     146,543     19.690955        2,885,572       1.29%         7.04%
        Non-tax qualified ................................     111,728     19.690955        2,200,031       1.29%         7.04%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................   2,568,412     21.597400       55,471,021       1.36%        26.77%
        Non-tax qualified ................................   1,595,569     21.597400       34,460,142       1.36%        26.77%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................  12,220,119     21.614298      264,129,294       1.40%        31.23%
        Non-tax qualified ................................   9,791,828     21.614298      211,643,488       1.40%        31.23%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     160,444     10.192063        1,635,255       1.45%***      4.10%***
        Non-tax qualified ................................     195,833     10.192063        1,995,942       1.45%***      4.10%***
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................     948,045     11.455116       10,859,965       1.43%        14.70%
        Non-tax qualified ................................     850,450     11.455116        9,742,003       1.43%        14.70%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  23,984,214     35.459509      850,468,452       1.32%        26.44%
        Non-tax qualified ................................  19,527,927     35.459509      692,450,703       1.32%        26.44%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  17,382,123     46.918894      815,549,987       1.31%        21.88%
        Non-tax qualified ................................  11,857,821     46.918894      556,355,847       1.31%        21.88%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................   6,886,178     28.515871      196,365,364       1.26%        16.14%
        Non-tax qualified ................................   8,097,358     28.515871      230,903,216       1.26%        16.14%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................  12,793,113     18.248482      233,454,892       1.37%        10.11%
        Non-tax qualified ................................  11,023,038     18.248482      201,153,711       1.37%        10.11%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................  20,417,818     24.319958      496,560,476       1.31%        19.08%
        Non-tax qualified ................................  12,420,418     24.319958      302,064,044       1.31%        19.08%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  13,856,940     16.241378      225,055,800       1.33%        22.53%
        Non-tax qualified ................................  11,315,346     16.241378      183,776,812       1.33%        22.53%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................     946,688     10.932125       10,349,312       1.31%***     19.91%***
        Non-tax qualified ................................     861,112     10.932125        9,413,784       1.31%***     19.91%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
         Tax qualified ...................................     172,203      9.810487        1,689,395       1.69%***    (4.05)%***
         Non-tax qualified ...............................     222,098      9.810487        2,178,890       1.69%***    (4.05)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   3,948,978     23.867569       94,252,505       1.32%        32.75%
        Non-tax qualified ................................   4,139,623     23.867569       98,802,738       1.32%        32.75%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   3,575,004     32.793820      117,238,038       1.24%         8.24%
        Non-tax qualified ................................   2,848,085     32.707206       93,152,903       1.24%         8.24%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  10,935,137    22.994005      251,442,595       1.39%         3.89%
        Non-tax qualified ................................  11,155,103    22.994005      256,500,494       1.39%         3.89%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,812,645    16.020642       77,101,663       1.28%        15.82%
        Non-tax qualified ................................   3,793,288    16.020642       60,770,909       1.28%        15.82%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   4,368,093    80.108117      349,919,705       1.33%        27.75%
        Non-tax qualified ................................   3,538,356    78.045294      276,152,034       1.33%        27.75%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   5,338,769    37.889922      202,285,541       1.33%        27.33%
        Non-tax qualified ................................   4,164,923    37.889922      157,808,608       1.33%        27.33%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   3,398,882    17.690564       60,128,140       1.29%         5.35%
        Non-tax qualified ................................   2,928,007    17.690564       51,798,095       1.29%         5.35%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   7,980,031    22.354609      178,390,473       1.36%        29.55%
        Non-tax qualified ................................   7,769,569    22.354609      173,685,677       1.36%        29.55%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   4,076,992    18.715948       76,304,770       1.24%         7.83%
        Non-tax qualified ................................   3,420,959    18.715948       64,026,491       1.24%         7.83%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   9,603,574    16.030693      153,951,946       1.39%        20.83%
        Non-tax qualified ................................   6,175,581    16.030693       98,998,843       1.39%        20.83%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     465,695    10.427884        4,856,213       1.27%***      9.14%***
        Non-tax qualified ................................     330,322    10.427884        3,444,559       1.27%***      9.14%***
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   5,140,468    20.878401      107,324,752       1.31%        15.70%
        Non-tax qualified ................................   4,005,875    20.878401       83,636,265       1.31%        15.70%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................  11,262,847    26.092982      293,881,264       1.29%        23.82%
        Non-tax qualified ................................   7,827,155    26.092982      204,233,815       1.29%        23.82%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   3,782,422    17.733129       67,074,177       1.26%         9.94%
        Non-tax qualified ................................   3,017,702    17.733129       53,513,299       1.26%         9.94%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................   1,303,896     9.509278       12,399,110       1.46%      (14.64)%
        Non-tax qualified ................................   1,020,345     9.509278        9,702,744       1.46%      (14.64)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   2,104,195    14.758566       31,054,901       1.26%         1.06%
        Non-tax qualified ................................   2,016,599    14.758566       29,762,109       1.26%         1.06%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................   2,421,738     8.792462       21,293,039       1.65%      (12.75)%
        Non-tax qualified ................................   2,018,746     8.792462       17,749,747       1.65%      (12.75)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................   2,616,530    15.767781       41,256,872       1.38%       (2.96)%
        Non-tax qualified ................................   2,702,266    15.767781       42,608,738       1.38%       (2.96)%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                             UNIT           CONTRACT                    TOTAL
                                                              UNITS       FAIR VALUE    OWNERS' EQUITY  EXPENSES*      RETURN**
                                                           ----------    -----------    --------------  ----------    ---------
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
           Tax qualified .................................  3,539,264     17.901858       63,359,402       1.31%         19.89%
           Non-tax qualified .............................  4,040,440     17.901858       72,331,383       1.31%         19.89%
         Warburg Pincus Trust -
         International Equity Portfolio:
           Tax qualified .................................  5,900,906     11.164048       65,877,998       1.49%        (3.53)%
           Non-tax qualified .............................  5,196,387     11.164048       58,012,714       1.49%        (3.53)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
           Tax qualified .................................    391,358     11.369600        4,449,584       1.61%         11.86%
           Non-tax qualified .............................    316,378     11.369600        3,597,091       1.61%         11.86%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
           Tax qualified .................................  6,148,609     15.950665       98,074,402       1.27%         14.15%
           Non-tax qualified .............................  5,532,845     15.950665       88,252,557       1.27%         14.15%

       The BEST OF AMERICA(R) Nationwide Insurance
       Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
           Tax qualified .................................      7,706     13.063915          100,671       0.76%         14.88%
           Non-tax qualified .............................      5,382     13.063915           70,310       0.76%         14.88%
         American Century VP -
         American Century VP Capital Appreciation:
           Tax qualified .................................      7,635      8.999141           68,708       0.95%        (4.03)%
           Non-tax qualified .............................     11,715      8.999141          105,425       0.95%        (4.03)%
         American Century VP -
         American Century VP International:
           Tax qualified .................................      1,575     13.831167           21,784       0.82%         17.69%
           Non-tax qualified .............................     10,967     13.831167          151,686       0.82%         17.69%
         American Century VP -
         American Century VP Value:
           Tax qualified .................................        439     12.687119            5,570       0.83%         25.07%
           Non-tax qualified .............................     10,139     12.687119          128,635       0.83%         25.07%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
           Tax qualified .................................      6,260     15.827982           99,083       0.79%         27.41%
           Non-tax qualified .............................      9,564     15.827982          151,379       0.79%         27.41%
         Dreyfus Stock Index Fund:
           Tax qualified .................................     52,598     16.954928          891,795       0.82%         31.89%
           Non-tax qualified .............................     46,692     16.954928          791,659       0.82%         31.89%
         Dreyfus VIF - Capital Appreciation Portfolio:
           Tax qualified .................................        436     10.216047            4,454       0.72%***       4.61%***
           Non-tax qualified .............................        445     10.216047            4,546       0.72%***       4.61%***
         Dreyfus VIF - Growth and Income Portfolio:
           Tax qualified .................................     21,624     11.514380          248,987       0.54%         15.28%
           Non-tax qualified .............................     13,972     11.514380          160,879       0.54%         15.28%
         Fidelity VIP - Equity-Income Portfolio:
           Tax qualified .................................     53,201     15.458195          822,391       0.79%         27.08%
           Non-tax qualified .............................     47,182     15.458195          729,349       0.79%         27.08%


                                                                            UNIT           CONTRACT                      TOTAL
                                                                UNITS    FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                             ----------- -----------   ----------------  ----------    ---------
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................     51,572      13.440547         693,156       0.79%        22.49%
        Non-tax qualified ................................     43,269      13.440547         581,559       0.79%        22.49%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................     21,865      13.408646         293,180       0.73%        16.73%
        Non-tax qualified ................................     28,876      13.408646         387,188       0.73%        16.73%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................        859      13.030895          11,194       0.79%        10.66%
        Non-tax qualified ................................      5,016      13.030895          65,363       0.79%        10.66%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................      8,799      14.332657         126,113       0.73%        19.69%
        Non-tax qualified ................................      7,737      14.332657         110,892       0.73%        19.69%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................     22,202      15.126324         335,835       0.78%        23.15%
        Non-tax qualified ................................     21,146      15.126324         319,861       0.78%        23.15%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................      1,128      10.957842          12,360       0.90%***     20.46%***
        Non-tax qualified ................................      7,174      10.957842          78,612       0.90%***     20.46%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................      2,014       9.833594          19,805       0.69%***    (3.55)%***
        Non-tax qualified ................................      1,055       9.833594          10,374       0.69%***    (3.55)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................     41,342      17.967816         742,825       0.81%        33.42%
        Non-tax qualified ................................     30,233      17.967816         543,221       0.81%        33.42%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................     12,756      11.460915         146,195       0.62%         8.79%
        Non-tax qualified ................................     20,611      11.460915         236,221       0.62%         8.79%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................     39,718      10.971484         435,765       1.05%         4.42%
        Non-tax qualified ................................     33,925      10.971484         372,208       1.05%         4.42%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................     28,143      16.185025         455,495       0.82%        16.41%
        Non-tax qualified ................................     53,457      16.185025         865,203       0.82%        16.41%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................    154,636      16.295055       2,519,802       0.81%        28.40%
        Non-tax qualified ................................    127,059      16.295055       2,070,433       0.81%        28.40%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................     12,673      13.815173         175,080       0.77%        27.97%
        Non-tax qualified ................................     12,764      13.815173         176,337       0.77%        27.97%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................      6,757      11.153775          75,366       0.68%         5.89%
        Non-tax qualified ................................      4,478      11.153775          49,947       0.68%         5.89%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................     28,536      17.688563         504,761       0.81%        30.20%
        Non-tax qualified ................................     35,613      17.688563         629,943       0.81%        30.20%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................      9,333      11.589929         108,169       0.69%         8.38%
        Non-tax qualified ................................      5,291      11.589929          61,322       0.69%         8.38%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................      6,749      14.315651          96,616       0.75%        21.45%
        Non-tax qualified ................................      8,609      14.315651         123,243       0.75%        21.45%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Oppenheimer VAF - Growth Fund:
          Tax qualified ..................................      1,122     10.452434           11,728       0.73%***        9.66%***
          Non-tax qualified ..............................        153     10.452434            1,599       0.73%***        9.66%***
         Oppenheimer VAF - Multiple Strategies Fund:
          Tax qualified ..................................     14,345     13.725672          196,895       0.70%          16.28%
          Non-tax qualified ..............................      9,530     13.725672          130,806       0.70%          16.28%
         Strong Opportunity Fund II, Inc.:
          Tax qualified ..................................     19,338     15.443112          298,639       0.79%          24.45%
          Non-tax qualified ..............................     14,422     15.443112          222,721       0.79%          24.45%
         Strong VIF - Strong Discovery Fund II:
          Tax qualified ..................................      1,366     11.566866           15,800       0.70%          10.50%
          Non-tax qualified ..............................      6,228     11.566866           72,038       0.70%          10.50%
         Strong VIF - Strong International Stock Fund II:
          Tax qualified ..................................      3,580      9.559256           34,222       0.93%        (14.21)%
          Non-tax qualified ..............................      1,291      9.559256           12,341       0.93%        (14.21)%
         Van Eck WIT - Worldwide Bond Fund:
          Tax qualified ..................................        637     10.447140            6,655       0.99%           1.57%
          Non-tax qualified ..............................      1,016     10.447140           10,614       0.99%           1.57%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
          Tax qualified ..................................     10,818      8.838016           95,610       1.04%        (12.31)%
          Non-tax qualified ..............................      5,579      8.838016           49,307       1.04%        (12.31)%
         Van Eck WIT - Worldwide Hard Assets Fund:
          Tax qualified ..................................      1,428     12.634338           18,042       0.82%         (2.46)%
          Non-tax qualified ..............................      9,072     12.634338          114,619       0.82%         (2.46)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio:
          Tax qualified ..................................      6,274     17.802527          111,693       0.77%          20.50%
          Non-tax qualified ..............................     16,279     17.802527          289,807       0.77%          20.50%
         Warburg Pincus Trust -
         International Equity Portfolio:
          Tax qualified ..................................      9,899     10.962668          108,519       0.89%         (3.04)%
          Non-tax qualified ..............................      7,315     10.962668           80,192       0.89%         (3.04)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
          Tax qualified ..................................        774     11.428435            8,846       1.02%          12.43%
          Non-tax qualified ..............................      2,554     11.428435           29,188       1.02%          12.43%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
          Tax qualified ..................................     14,575     14.460130          210,756       0.76%          14.72%
          Non-tax qualified ..............................     23,748     14.460130          343,399       0.76%          14.72%

       The BEST OF AMERICA(R)
       America's Vision Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
          Tax qualified ..................................  2,000,046     15.050621       30,101,934       1.45%          14.19%
          Non-tax qualified ..............................  2,838,431     15.050621       42,720,149       1.45%          14.19%
         American Century VP -
         American Century VP Capital Appreciation:
          Tax qualified ..................................  2,614,244     11.511011       30,092,591       1.40%         (4.61)%
          Non-tax qualified ..............................  3,809,872     11.511011       43,855,479       1.40%         (4.61)%

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
       American Century VP -
       American Century VP International:
        Tax qualified ....................................   2,815,042    13.705793       38,582,383       1.57%        16.97%
        Non-tax qualified ................................   4,053,845    13.705793       55,561,160       1.57%        16.97%
       American Century VP -
       American Century VP Value:
        Tax qualified ....................................   1,430,623    12.608786       18,038,419       1.17%        24.32%
        Non-tax qualified ................................   1,650,353    12.608786       20,808,948       1.17%        24.32%
       The Dreyfus Socially Responsible
       Growth Fund, Inc.:
        Tax qualified ....................................   1,955,501    20.377644       39,848,503       1.33%        26.64%
        Non-tax qualified ................................   2,524,371    20.377644       51,440,734       1.33%        26.64%
       Dreyfus Stock Index Fund:
        Tax qualified ....................................  11,980,808    21.459607      257,103,431       1.45%        31.10%
        Non-tax qualified ................................  16,840,871    21.459607      361,398,473       1.45%        31.10%
       Dreyfus VIF - Capital Appreciation Portfolio:
        Tax qualified ....................................     282,102    10.187254        2,873,845       1.63%***      4.00%***
        Non-tax qualified ................................     346,889    10.187254        3,533,846       1.63%***      4.00%***
       Dreyfus VIF - Growth and Income Portfolio:
        Tax qualified ....................................   1,288,755    11.443262       14,747,561       1.37%        14.58%
        Non-tax qualified ................................   1,736,408    11.443262       19,870,172       1.37%        14.58%
       Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ....................................  21,713,028    20.400657      442,960,037       1.41%        26.32%
        Non-tax qualified ................................  29,805,895    20.400657      608,059,840       1.41%        26.32%
       Fidelity VIP - Growth Portfolio:
        Tax qualified ....................................  13,935,642    18.531166      258,243,695       1.42%        21.75%
        Non-tax qualified ................................  19,539,694    18.531166      362,093,313       1.42%        21.75%
       Fidelity VIP - High Income Portfolio:
        Tax qualified ....................................  10,404,298    15.270686      158,880,768       1.39%        16.02%
        Non-tax qualified ................................  15,763,691    15.270686      240,722,375       1.39%        16.02%
       Fidelity VIP - Overseas Portfolio:
        Tax qualified ....................................   4,225,490    13.990014       59,114,664       1.48%         9.99%
        Non-tax qualified ................................   6,516,303    13.990014       91,163,170       1.48%         9.99%
       Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified ....................................   8,255,827    14.837912      122,499,235       1.41%        18.96%
        Non-tax qualified ................................  10,687,021    14.837912      158,573,077       1.41%        18.96%
       Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ....................................  12,933,714    16.200355      209,530,758       1.43%        22.40%
        Non-tax qualified ................................  17,222,256    16.200355      279,006,661       1.43%        22.40%
       Fidelity VIP-III - Growth Opportunities Portfolio:
        Tax qualified ....................................   1,110,975    10.926972       12,139,593       1.39%***     19.80%***
        Non-tax qualified ................................   1,433,477    10.926972       15,663,563       1.39%***     19.80%***
       Morgan Stanley -
       Emerging Markets Debt Portfolio:
        Tax qualified ....................................     116,227     9.805852        1,139,705       1.73%***    (4.15)%***
        Non-tax qualified ................................     317,019     9.805852        3,108,641       1.73%***    (4.15)%***
       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................   3,473,388    21.128614       73,387,874       1.31%        32.61%
        Non-tax qualified ................................   4,537,489    21.128614       95,870,854       1.31%        32.61%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................   3,380,799    12.352251       41,760,478       1.68%         8.13%
        Non-tax qualified ................................   3,808,969    12.352251       47,049,341       1.68%         8.13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................  11,607,724    11.491365      133,388,593       1.60%         3.79%
        Non-tax qualified ................................  17,151,671    11.491365      197,096,112       1.60%         3.79%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................   4,030,537    15.985143       64,428,710       1.33%        15.71%
        Non-tax qualified ................................   5,436,630    15.985143       86,905,308       1.33%        15.71%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................   9,306,942    19.626064      182,658,639       1.40%        27.62%
        Non-tax qualified ................................  11,239,856    19.626064      220,594,133       1.40%        27.62%
       Neuberger & Berman AMT - Growth Portfolio:
        Tax qualified ....................................   2,761,902    16.816500       46,445,525       1.42%        27.20%
        Non-tax qualified ................................   4,175,280    16.816500       70,213,596       1.42%        27.20%
       Neuberger & Berman AMT -
       Limited Maturity Bond Portfolio:
        Tax qualified ....................................   2,638,749    11.674415       30,805,851       1.41%         5.25%
        Non-tax qualified ................................   3,901,992    11.674415       45,553,474       1.41%         5.25%
       Neuberger & Berman AMT - Partners Portfolio:
        Tax qualified ....................................   7,939,693    22.277405      176,875,757       1.41%        29.41%
        Non-tax qualified ................................  11,091,380    22.277405      247,087,164       1.41%        29.41%
       Oppenheimer VAF - Bond Fund:
        Tax qualified ....................................   5,296,817    12.497968       66,199,449       1.32%         7.72%
        Non-tax qualified ................................   6,726,718    12.497968       84,070,306       1.32%         7.72%
       Oppenheimer VAF - Global Securities Fund:
        Tax qualified ....................................   6,984,145    14.691771      102,609,459       1.47%        20.71%
        Non-tax qualified ................................   9,087,704    14.691771      133,514,466       1.47%        20.71%
       Oppenheimer VAF - Growth Fund:
        Tax qualified ....................................     291,665    10.422959        3,040,012       1.20%***      9.03%***
        Non-tax qualified ................................     463,976    10.422959        4,836,003       1.20%***      9.03%***
       Oppenheimer VAF - Multiple Strategies Fund:
        Tax qualified ....................................   4,408,475    15.482895       68,255,956       1.41%        15.58%
        Non-tax qualified ................................   5,254,667    15.482895       81,357,457       1.41%        15.58%
       Strong Opportunity Fund II, Inc.:
        Tax qualified ....................................   5,827,943    19.146013      111,581,872       1.40%        23.70%
        Non-tax qualified ................................   8,020,904    19.146013      153,568,332       1.40%        23.70%
       Strong VIF - Strong Discovery Fund II:
        Tax qualified ....................................   2,014,470    14.662845       29,537,861       1.34%         9.83%
        Non-tax qualified ................................   3,067,461    14.662845       44,977,705       1.34%         9.83%
       Strong VIF - Strong International Stock Fund II:
        Tax qualified ....................................   1,239,246     9.488178       11,758,187       1.63%      (14.73)%
        Non-tax qualified ................................   1,662,615     9.488178       15,775,187       1.63%      (14.73)%
       Van Eck WIT - Worldwide Bond Fund:
        Tax qualified ....................................   1,224,872    11.708039       14,340,849       1.37%         0.95%
        Non-tax qualified ................................   1,881,869    11.708039       22,032,996       1.37%         0.95%
       Van Eck WIT -
       Worldwide Emerging Markets Fund:
        Tax qualified ....................................   1,951,581     8.783348       17,141,415       1.53%      (12.84)%
        Non-tax qualified ................................   2,439,264     8.783348       21,424,905       1.53%      (12.84)%
       Van Eck WIT - Worldwide Hard Assets Fund:
        Tax qualified ....................................   1,258,548    12.924490       16,266,091       1.56%       (3.06)%
        Non-tax qualified ................................   2,082,493    12.924490       26,915,160       1.56%       (3.06)%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
          Van Kampen American Capital LIT -
          Morgan Stanley Real Estate Securities Portfolio:
            Tax qualified ................................   3,169,047     17.856659       56,588,592       1.43%        19.77%
            Non-tax qualified ............................   4,254,738     17.856659       75,975,406       1.43%        19.77%
          Warburg Pincus Trust -
          International Equity Portfolio:
            Tax qualified ................................   5,873,960     11.135857       65,411,579       1.57%        (3.63)%
            Non-tax qualified ............................   8,729,469     11.135857       97,210,118       1.57%        (3.63)%
          Warburg Pincus Trust -
          Post Venture Capital Portfolio:
            Tax qualified ................................     267,447     11.357831        3,037,618       1.49%        11.75%
            Non-tax qualified ............................     313,129     11.357831        3,556,466       1.49%        11.75%
          Warburg Pincus Trust -
          Small Company Growth Portfolio:
            Tax qualified ................................   4,888,419     15.910364       77,776,526       1.40%        14.03%
            Non-tax qualified ............................   7,458,638     15.910364      118,669,646       1.40%        14.03%
                                                             =========     =========
          Reserves for annuity contracts in payout phase:
            Tax qualified ................................                                  3,165,730
            Non-tax qualified ............................                                  4,436,449
                                                                                          -----------
                                                                                      $17,849,801,427
                                                                                      ===============


       The following is a summary for 1996:

        The BEST OF AMERICA(R) Nationwide Insurance
        Enterprise Annuity contracts:
          The Dreyfus VIF - Growth and Income Portfolio:
            Non-tax qualified ............................        100    $ 9.988028   $          999       1.66%***     (4.86)%***
          The Dreyfus Socially Responsible
          Growth Fund, Inc.:
            Tax qualified ................................      3,819     12.423035           47,444       1.31%         20.26%
            Non-tax qualified ............................      4,955     12.423035           61,556       1.31%         20.26%
          Dreyfus Stock Index Fund:
            Tax qualified ................................     21,527     12.854891          276,727       1.26%         21.55%
            Non-tax qualified ............................     17,543     12.854891          225,513       1.26%         21.55%
          Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ................................     38,049     12.163794          462,820       1.35%         13.36%
            Non-tax qualified ............................     26,246     12.163794          319,251       1.35%         13.36%
          Fidelity VIP - Growth Portfolio:
            Tax qualified ................................     38,429     10.972453          421,660       1.37%         13.78%
            Non-tax qualified ............................     35,425     10.972453          388,699       1.37%         13.78%
          Fidelity VIP - High Income Portfolio:
            Tax qualified ................................     13,647     11.487324          156,768       1.26%         13.12%
            Non-tax qualified ............................     18,821     11.487324          216,203       1.26%         13.12%
          Fidelity VIP - Overseas Portfolio:
            Tax qualified ................................        511     11.775309            6,017       1.36%         12.31%
            Non-tax qualified ............................      3,662     11.775309           43,121       1.36%         12.31%
          Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ................................      6,477     11.975202           77,563       1.33%         13.68%
            Non-tax qualified ............................      1,925     11.975202           23,052       1.33%         13.68%
          Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ................................     14,615     12.282942          179,515       1.26%         20.33%
            Non-tax qualified ............................     12,689     12.282942          155,858       1.26%         20.33%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

       Nationwide SAT - Capital Appreciation Fund:
        Tax qualified ....................................      12,286    13.467403          165,461       1.24%        25.13%
        Non-tax qualified ................................      16,971    13.467403          228,555       1.24%        25.13%
       Nationwide SAT - Government Bond Fund:
        Tax qualified ....................................       5,170    10.534938           54,466       1.30%         2.65%
        Non-tax qualified ................................      16,048    10.534938          169,065       1.30%         2.65%
       Nationwide SAT - Money Market Fund:
        Tax qualified ....................................      32,496    10.507347          341,447       1.49%         4.27%
        Non-tax qualified ................................      33,761    10.507347          354,739       1.49%         4.27%
       Nationwide SAT - Small Company Fund:
        Tax qualified ....................................      13,231    13.903343          183,955       1.15%        21.84%
        Non-tax qualified ................................      31,720    13.903343          441,014       1.15%        21.84%
       Nationwide SAT - Total Return Fund:
        Tax qualified ....................................      49,402    12.691338          626,977       1.29%        20.86%
        Non-tax qualified ................................      65,856    12.691338          835,801       1.29%        20.86%
       Neuberger & Berman - Growth Portfolio:
        Tax qualified ....................................       6,941    10.795282           74,930       1.36%         8.26%
        Non-tax qualified ................................       7,119    10.795282           76,852       1.36%         8.26%
       Neuberger & Berman -
       Limited Maturity Bond Fund:
         Tax qualified ...................................       1,473    10.533549           15,516       1.37%         3.47%
         Non-tax qualified ...............................       2,542    10.533549           26,776       1.37%         3.47%
       Neuberger & Berman - Partners Portfolio:
        Tax qualified ....................................      11,527    13.585552          156,601       1.23%        28.53%
        Non-tax qualified ................................      19,721    13.585552          267,921       1.23%        28.53%
       Oppenheimer - Bond Fund:
        Tax qualified ....................................       5,191    10.693801           55,512       1.34%         3.95%
        Non-tax qualified ................................       2,496    10.693801           26,692       1.34%         3.95%
       Oppenheimer - Global Securities Fund:
        Tax qualified ....................................       1,508    11.787738           17,776       1.34%        16.85%
        Non-tax qualified ................................       4,650    11.787738           54,813       1.34%        16.85%
       Oppenheimer - Multiple Strategies Fund:
        Tax qualified ....................................       4,469    11.803522           52,750       1.32%        14.57%
        Non-tax qualified ................................       4,093    11.803522           48,312       1.32%        14.57%
       Strong Special Fund II, Inc.:
        Tax qualified ....................................       7,847    12.408965           97,373       1.36%        17.20%
        Non-tax qualified ................................       8,283    12.408965          102,783       1.36%        17.20%
       Strong VIP - Strong Discovery Fund II, Inc.:
        Tax qualified ....................................         897    10.467953            9,390       1.31%         0.00%
        Non-tax qualified ................................       5,000    10.467953           52,340       1.31%         0.00%
       Strong VIP -
       Strong International Stock Fund II, Inc.:
         Tax qualified ...................................       3,313    11.142737           36,916       1.69%         9.49%
         Non-tax qualified ...............................       2,222    11.142737           24,759       1.69%         9.49%
       TCI Portfolios - TCI Balanced:
        Tax qualified ....................................       5,362    11.371689           60,975       1.37%        11.31%
        Non-tax qualified ................................       1,084    11.371689           12,327       1.37%        11.31%
       TCI Portfolios - TCI Growth:
        Tax qualified ....................................       7,475     9.377268           70,095       1.40%       (5.09)%
        Non-tax qualified ................................      10,548     9.377268           98,911       1.40%       (5.09)%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------

         TCI Portfolios - TCI International:
          Tax qualified ..................................         365    11.752593            4,290       1.40%        13.49%
          Non-tax qualified ..............................       9,164    11.752593          107,701       1.40%        13.49%
         TCI Portfolios - TCI Value:
          Non-tax qualified ..............................         109    10.143681            1,106       1.33%***     58.31%***
         Van Eck - Gold and Natural Resources Fund:
          Tax qualified ..................................       1,121    12.953621           14,521       1.51%        17.12%
          Non-tax qualified ..............................       8,904    12.953621          115,339       1.51%        17.12%
         Van Eck - Worldwide Bond Fund:
          Tax qualified ..................................         683    10.285816            7,025       1.31%         1.70%
          Non-tax qualified ..............................         181    10.285816            1,862       1.31%         1.70%
         Van Eck - Worldwide Emerging Markets Fund:
          Non-tax qualified ..............................         151    10.078944            1,522       1.75%***     32.04%***
         Van Kampen American Capital LIT -
         Real Estate Securities Fund:
          Tax qualified ..................................       3,666    14.773661           54,160       1.55%        39.40%
          Non-tax qualified ..............................      10,037    14.773661          148,283       1.55%        39.40%
         Warburg Pincus - International Equity Portfolio:
          Tax qualified ..................................       6,990    11.306243           79,031       1.74%         9.10%
          Non-tax qualified ..............................       7,213    11.306243           81,552       1.74%         9.10%
         Warburg Pincus - Post Venture Capital Portfolio:
          Non-tax qualified ..............................          74    10.164891              752       1.39%***     66.92%***
         Warburg Pincus -
         Small Company Growth Portfolio:
          Tax qualified ..................................      11,253    12.604244          141,836       1.59%        12.99%
          Non-tax qualified ..............................      26,142    12.604244          329,500       1.59%        12.99%

       The BEST OF AMERICA(R) contracts:
         American VI Series - Growth Fund:
          Tax qualified ..................................     486,423    24.479182       11,907,237       1.19%        11.88%
          Non-tax qualified ..............................     471,250    24.479182       11,535,815       1.19%        11.88%
         American VI Series - High-Yield Bond Fund:
          Tax qualified ..................................      74,769    23.160826        1,731,712       1.45%        11.73%
          Non-tax qualified ..............................      53,096    23.160826        1,229,747       1.45%        11.73%
         American VI Series -
         U.S. Government/AAA-Rated Securities Fund:
          Tax qualified ..................................     183,087    18.395431        3,367,964       1.43%         1.76%
          Non-tax qualified ..............................     149,634    18.395431        2,752,582       1.43%         1.76%
         The Dreyfus VIF - Growth and Income Portfolio:
          Tax qualified ..................................      15,022     9.986925          150,024       1.39%***    (5.31)%***
          Non-tax qualified ..............................       2,643     9.986925           26,395       1.39%***    (5.31)%***
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
          Tax qualified ..................................   1,552,615    17.037112       26,452,076       1.31%        19.65%
          Non-tax qualified ..............................   1,190,421    17.037112       20,281,336       1.31%        19.65%
         Dreyfus Stock Index Fund:
          Tax qualified ..................................   7,592,255    16.470432      125,047,720       1.26%        20.94%
          Non-tax qualified ..............................   6,210,747    16.470432      102,293,686       1.26%        20.94%
         Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ..................................  23,565,494    28.043676      660,863,079       1.35%        12.79%
          Non-tax qualified ..............................  20,058,276    28.043676      562,507,793       1.35%        12.79%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Fidelity VIP - Growth Portfolio:
       Tax qualified ....................................   17,849,804    38.497038      687,164,583       1.37%        13.21%
       Non-tax qualified ................................   13,715,597    38.497038      528,009,859       1.37%        13.21%
      Fidelity VIP - High Income Portfolio:
       Tax qualified ....................................    7,274,256    24.553550      178,608,808       1.26%        12.54%
       Non-tax qualified ................................    8,722,126    24.553550      214,159,157       1.26%        12.54%
      Fidelity VIP - Overseas Portfolio:
       Tax qualified ....................................   13,781,464    16.573676      228,409,519       1.36%        11.74%
       Non-tax qualified ................................   12,840,712    16.573676      212,817,800       1.36%        11.74%
      Fidelity VIP-II - Asset Manager Portfolio:
       Tax qualified ....................................   21,570,235    20.422622      440,520,756       1.33%        13.11%
       Non-tax qualified ................................   13,822,886    20.422622      282,299,576       1.33%        13.11%
      Fidelity VIP-II - Contrafund Portfolio:
       Tax qualified ....................................   10,594,586    13.255157      140,432,901       1.26%        19.72%
       Non-tax qualified ................................    9,866,842    13.255157      130,786,540       1.26%        19.72%
      Nationwide SAT - Capital Appreciation Fund:
       Tax qualified ....................................    2,288,355    17.979967       41,144,547       1.24%        24.49%
       Non-tax qualified ................................    2,612,175    17.979967       46,966,820       1.24%        24.49%
      Nationwide SAT - Government Bond Fund:
       Tax qualified ....................................    3,938,276    30.296925      119,317,653       1.30%         2.13%
       Non-tax qualified ................................    3,184,368    30.216906       96,221,749       1.30%         2.13%
      Nationwide SAT - Money Market Fund:
       Tax qualified ....................................    9,766,503    22.132823      216,160,282       1.49%         3.74%
       Non-tax qualified ................................   10,963,993    22.132823      242,664,116       1.49%         3.74%
      Nationwide SAT - Small Company Fund:
       Tax qualified ....................................    3,071,120    13.831813       42,479,158       1.15%        21.22%
       Non-tax qualified ................................    3,061,699    13.831813       42,348,848       1.15%        21.22%
      Nationwide SAT - Total Return Fund:
       Tax qualified ....................................    3,546,292    62.707634      222,379,581       1.29%        20.25%
       Non-tax qualified ................................    3,148,253    61.092889      192,335,871       1.29%        20.25%
      Neuberger & Berman - Growth Portfolio:
       Tax qualified ....................................    5,597,573    29.757359      166,568,989       1.36%         7.71%
       Non-tax qualified ................................    4,702,904    29.757359      139,946,003       1.36%         7.71%
      Neuberger & Berman -
      Limited Maturity Bond Portfolio:
       Tax qualified ....................................    3,722,398    16.791470       62,504,534       1.37%         2.94%
       Non-tax qualified ................................    3,388,267    16.791470       56,893,984       1.37%         2.94%
      Neuberger & Berman - Partners Portfolio:
       Tax qualified ....................................    5,383,558    17.256151       92,899,490       1.23%        27.88%
       Non-tax qualified ................................    5,392,259    17.256151       93,049,636       1.23%        27.88%
      Oppenheimer - Bond Fund:
       Tax qualified ....................................    3,808,030    17.356310       66,093,349       1.34%         3.43%
       Non-tax qualified ................................    3,276,566    17.356310       56,869,095       1.34%         3.43%
      Oppenheimer - Global Securities Fund:
       Tax qualified ....................................    7,895,779    13.266755      104,751,366       1.34%        16.26%
       Non-tax qualified ................................    5,355,527    13.266755       71,050,465       1.34%        16.26%
      Oppenheimer - Multiple Strategies Fund:
       Tax qualified ....................................    4,869,534    18.045475       87,873,054       1.32%        13.99%
       Non-tax qualified ................................    3,811,559    18.045475       68,781,393       1.32%        13.99%


                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
        Strong Special Fund II, Inc.:
         Tax qualified ..................................   11,342,542    21.072564      239,016,442       1.36%        16.61%
         Non-tax qualified ..............................    8,634,564    21.072564      181,952,403       1.36%        16.61%
        Strong VIP - Strong Discovery Fund II, Inc.:
         Tax qualified ..................................    4,502,456    16.129688       72,623,211       1.31%       (0.51)%
         Non-tax qualified ..............................    3,833,429    16.129688       61,832,014       1.31%       (0.51)%
        Strong VIP -
        Strong International Stock Fund II, Inc.:
         Tax qualified ..................................    1,788,555    11.140682       19,925,722       1.69%         8.94%
         Non-tax qualified ..............................    1,660,749    11.140682       18,501,876       1.69%         8.94%
        TCI Portfolios - TCI Balanced:
         Tax qualified ..................................    3,254,121    14.300170       46,534,484       1.37%        10.74%
         Non-tax qualified ..............................    2,577,277    14.300170       36,855,499       1.37%        10.74%
        TCI Portfolios - TCI Growth:
         Tax qualified ..................................    9,324,052    23.677551      220,770,717       1.40%       (5.57)%
         Non-tax qualified ..............................    6,231,979    23.677551      147,558,001       1.40%       (5.57)%
        TCI Portfolios - TCI International:
         Tax qualified ..................................    2,194,705    11.745639       25,778,213       1.40%        12.91%
         Non-tax qualified ..............................    1,758,586    11.745639       20,655,716       1.40%        12.91%
        TCI Portfolios - TCI Value:
         Tax qualified ..................................       12,933    10.142565          131,174       0.99%***     57.86%***
         Non-tax qualified ..............................       77,276    10.142565          783,777       0.99%***     57.86%***
        Van Eck - Gold and Natural Resources Fund:
         Tax qualified ..................................    3,151,393    16.248199       51,204,461       1.51%        16.52%
         Non-tax qualified ..............................    3,558,069    16.248199       57,812,213       1.51%        16.52%
        Van Eck - Worldwide Bond Fund:
         Tax qualified ..................................    2,627,198    14.604281       38,368,338       1.31%         1.18%
         Non-tax qualified ..............................    2,639,292    14.604281       38,544,962       1.31%         1.18%
        Van Eck - Worldwide Emerging Markets Fund:
         Tax qualified ..................................      271,881    10.077830        2,739,970       1.65%***     31.59%***
         Non-tax qualified ..............................      239,183    10.077830        2,410,446       1.65%***     31.59%***
        Van Kampen American Capital LIT -
        Real Estate Securities Fund:
         Tax qualified ..................................    2,491,780    14.931303       37,205,522       1.26%        38.70%
         Non-tax qualified ..............................    3,554,657    14.931303       53,075,661       1.26%        38.70%
        Warburg Pincus -
        International Equity Portfolio:
         Tax qualified ..................................    5,551,036    11.572294       64,238,221       1.74%         8.55%
         Non-tax qualified ..............................    5,736,148    11.572294       66,380,391       1.74%         8.55%
        Warburg Pincus - Post Venture Capital Portfolio:
         Tax qualified ..................................      205,349    10.163772        2,087,120       1.55%***     66.46%***
         Non-tax qualified ..............................      198,784    10.163772        2,020,395       1.55%***     66.46%***
        Warburg Pincus -
        Small Company Growth Portfolio:
         Tax qualified ..................................    4,899,073    13.973889       68,459,102       1.59%        12.42%
         Non-tax qualified ..............................    4,810,067    13.973889       67,215,342       1.59%        12.42%

      The BEST OF AMERICA(R)
      America's Vision Annuity(SM) contracts:
        The Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified ..................................        1,683     9.986704           16,808       1.39%***    (5.40)%***
         Non-tax qualified ..............................        1,403     9.986704           14,011       1.39%***    (5.40)%***



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
       Tax qualified ....................................      863,844    16.091197       13,900,284       1.31%        19.52%
       Non-tax qualified ................................    1,278,742    16.091197       20,576,489       1.31%        19.52%
      Dreyfus Stock Index Fund:
       Tax qualified ....................................    5,666,553    16.369120       92,756,486       1.26%        20.81%
       Non-tax qualified ................................    8,243,399    16.369120      134,937,187       1.26%        20.81%
      Fidelity VIP - Equity-Income Portfolio:
       Tax qualified ....................................   16,618,114    16.150507      268,390,966       1.35%        12.68%
       Non-tax qualified ................................   22,169,855    16.150507      358,054,398       1.35%        12.68%
      Fidelity VIP - Growth Portfolio:
       Tax qualified ....................................   12,013,122    15.220265      182,842,900       1.37%        13.09%
       Non-tax qualified ................................   17,297,852    15.220265      263,277,891       1.37%        13.09%
      Fidelity VIP - High Income Portfolio:
       Tax qualified ....................................    8,108,419    13.162137      106,724,122       1.26%        12.43%
       Non-tax qualified ................................   11,738,433    13.162137      154,502,863       1.26%        12.43%
      Fidelity VIP - Overseas Portfolio:
       Tax qualified ....................................    3,807,002    12.718928       48,420,984       1.36%        11.62%
       Non-tax qualified ................................    5,707,057    12.718928       72,587,647       1.36%        11.62%
      Fidelity VIP-II - Asset Manager Portfolio:
       Tax qualified ....................................    6,899,163    12.472730       86,051,397       1.33%        12.99%
       Non-tax qualified ................................    9,363,900    12.472730      116,793,396       1.33%        12.99%
      Fidelity VIP-II - Contrafund Portfolio:
       Tax qualified ....................................    8,168,270    13.235075      108,107,666       1.26%        19.60%
       Non-tax qualified ................................   11,178,146    13.235075      147,943,601       1.26%        19.60%
      Nationwide SAT - Capital Appreciation Fund:
       Tax qualified ....................................    1,424,586    15.932775       22,697,608       1.24%        24.37%
       Non-tax qualified ................................    1,750,256    15.932775       27,886,435       1.24%        24.37%
      Nationwide SAT - Government Bond Fund:
       Tax qualified ....................................    2,626,441    11.423331       30,002,705       1.30%         2.03%
       Non-tax qualified ................................    3,145,104    11.423331       35,927,564       1.30%         2.03%
      Nationwide SAT - Money Market Fund:
       Tax qualified ....................................   12,748,020    11.072205      141,148,691       1.49%         3.64%
       Non-tax qualified ................................   18,836,301    11.072205      208,559,386       1.49%         3.64%
      Nationwide SAT - Small Company Fund:
       Tax qualified ....................................    2,079,253    13.815158       28,725,209       1.15%        21.10%
       Non-tax qualified ................................    3,209,131    13.815158       44,334,652       1.15%        21.10%
      Nationwide SAT - Total Return Fund:
       Tax qualified ....................................    4,698,191    15.378605       72,251,624       1.29%        20.13%
       Non-tax qualified ................................    6,080,735    15.378605       93,513,222       1.29%        20.13%
      Neuberger & Berman - Growth Portfolio:
       Tax qualified ....................................    1,819,563    13.220449       24,055,440       1.36%         7.60%
       Non-tax qualified ................................    3,383,799    13.220449       44,735,342       1.36%         7.60%
      Neuberger & Berman -
      Limited Maturity Bond Portfolio:
       Tax qualified ....................................    2,722,579    11.092313       30,199,698       1.37%         2.84%
       Non-tax qualified ................................    4,876,119    11.092313       54,087,438       1.37%         2.84%
      Neuberger & Berman - Partners Portfolio:
       Tax qualified ....................................    3,997,138    17.213970       68,806,614       1.23%        27.75%
       Non-tax qualified ................................    5,741,323    17.213970       98,830,962       1.23%        27.75%



                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Oppenheimer - Bond Fund:
       Tax qualified ....................................    3,583,135    11.601791       41,570,783       1.34%         3.32%
       Non-tax qualified ................................    4,341,063    11.601791       50,364,106       1.34%         3.32%
      Oppenheimer - Global Securities Fund:
       Tax qualified ....................................    4,661,410    12.171005       56,734,044       1.34%        16.14%
       Non-tax qualified ................................    6,079,421    12.171005       73,992,663       1.34%        16.14%
      Oppenheimer - Multiple Strategies Fund:
       Tax qualified ....................................    2,607,467    13.395639       34,928,687       1.32%        13.87%
       Non-tax qualified ................................    3,408,601    13.395639       45,660,388       1.32%        13.87%
      Strong Special Fund II, Inc.:
       Tax qualified ....................................    5,059,293    15.477893       78,307,196       1.36%        16.49%
       Non-tax qualified ................................    6,638,439    15.477893      102,749,049       1.36%        16.49%
      Strong VIP - Strong Discovery Fund II, Inc.:
       Tax qualified ....................................    2,193,936    13.350547       29,290,246       1.31%       (0.61)%
       Non-tax qualified ................................    3,358,454    13.350547       44,837,198       1.31%       (0.61)%
      Strong VIP -
      Strong International Stock Fund II, Inc.:
       Tax qualified ....................................    1,170,883    11.127252       13,028,710       1.69%         8.83%
       Non-tax qualified ................................    1,645,592    11.127252       18,310,917       1.69%         8.83%
      TCI Portfolios - TCI Balanced:
       Tax qualified ....................................    1,516,835    13.180739       19,993,006       1.37%        10.63%
       Non-tax qualified ................................    2,144,874    13.180739       28,271,024       1.37%        10.63%
      TCI Portfolios - TCI Growth:
       Tax qualified ....................................    2,639,035    12.067726       31,847,151       1.40%       (5.67)%
       Non-tax qualified ................................    4,282,747    12.067726       51,683,017       1.40%       (5.67)%
      TCI Portfolios - TCI International:
       Tax qualified ....................................    1,434,727    11.716901       16,810,554       1.40%        12.80%
       Non-tax qualified ................................    2,170,866    11.716901       25,435,822       1.40%        12.80%
      TCI Portfolios - TCI Value:
       Tax qualified ....................................        4,681    10.142340           47,476       1.01%***     57.77%***
       Non-tax qualified ................................       10,752    10.142340          109,050       1.01%***     57.77%***
      Van Eck - Gold and Natural Resources Fund:
       Tax qualified ....................................    1,203,386    13.331794       16,043,294       1.51%        16.40%
       Non-tax qualified ................................    1,997,123    13.331794       26,625,232       1.51%        16.40%
      Van Eck - Worldwide Bond Fund:
       Tax qualified ....................................    1,142,334    11.597396       13,248,100       1.31%         1.08%
       Non-tax qualified ................................    1,639,285    11.597396       19,011,437       1.31%         1.08%
      Van Eck - Worldwide Emerging Markets Fund:
       Tax qualified ....................................      343,730    10.077608        3,463,976       1.74%***     31.50%***
       Non-tax qualified ................................      353,687    10.077608        3,564,319       1.74%***     31.50%***
      Van Kampen American Capital LIT -
      Real Estate Securities Fund:
       Tax qualified ....................................    1,646,291    14.908696       24,544,052       1.35%        38.56%
       Non-tax qualified ................................    2,361,457    14.908696       35,206,245       1.35%        38.56%
      Warburg Pincus - International Equity Portfolio:
       Tax qualified ....................................    4,575,313    11.554772       52,866,699       1.74%         8.44%
       Non-tax qualified ................................    7,026,060    11.554772       81,184,521       1.74%         8.44%
      Warburg Pincus - Post Venture Capital Portfolio:
       Tax qualified ....................................      258,812    10.163549        2,630,448       1.67%***     66.37%***
       Non-tax qualified ................................      266,629    10.163549        2,709,897       1.67%***     66.37%***


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           UNIT           CONTRACT                      TOTAL
                                                              UNITS     FAIR VALUE     OWNERS' EQUITY    EXPENSES*     RETURN**
                                                           -----------  -----------   ----------------  ----------    ---------
      Warburg Pincus -
      Small Company Growth Portfolio:
        Tax qualified ...................................    3,578,020    13.952718       49,923,104       1.59%        12.31%
        Non-tax qualified ...............................    5,095,747    13.952718       71,099,521       1.59%        12.31%
                                                            ==========    =========
      Reserves for annuity contracts in payout phase:
        Tax qualified ...................................                                  2,554,123
        Non-tax qualified ...............................                                  2,710,327
                                                                                     ---------------
                                                                                     $12,929,349,155
                                                                                     ===============


  *This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 **This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

***Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements:

               (1)  Financial statements included in Prospectus
                    (Part A):
                    Condensed Financial Information.

               (2) Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

          Nationwide Variable Account-II:

                    Independent Auditors' Report.

                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                    Statements of Operations for the years ended December 31, 2000.

                    Statements of Changes Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                    Notes to Financial Statements.

          Nationwide Life Insurance Company and subsidiaries:

                    Independent Auditors' Report. Consolidated Balance Sheets as of December 31, 2000 and 1999.

                    Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                    Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -- Filed previously with the Registration Statement (SEC File No. 033-60063) and hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter -- Filed previously with the Registration Statement (SEC File No. 033-60063 )and hereby incorporated by reference.

               (4) The form of the variable annuity contract -- Filed previously with the Registration Statement (SEC
                    File No. 033-60063) and hereby incorporated by reference.

               (5) Variable Annuity Application -- Filed previously by Post Effective Amendment (SEC File No. 033-60063) and hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor -- Filed previously with the Registration Statement (SEC File No. 033-60063) and hereby incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel -- Filed previously with the Registration Statement (SEC File No. 033-60063) and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule -- Filed
                    previously with the Registration Statement (SEC File No. 033-60063) and hereby incorporated by reference

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                        NAME AND PRINCIPAL                          POSITIONS AND OFFICES
                         BUSINESS ADDRESS                               WITH DEPOSITOR
                    Lewis J. Alphin                                        Director
                    519 Bethel Church Road
                    Mount Olive, NC 28365-6107

                    A. I. Bell                                             Director
                    4121 North River Road West
                    Zanesville, OH 43701

                    Yvonne M. Curl                                         Director
                    Avaya Inc.
                    Room 3C322
                    211 Mt. Airy Road
                    Basking Ridge, NJ 07290

                    Kenneth D. Davis                                       Director
                    7229 Woodmansee Road
                    Leesburg, OH 45135

                    Keith W. Eckel                                         Director
                    1647 Falls Road
                    Clarks Summit, PA 18411

                    Willard J. Engel                                       Director
                    301 East Marshall Street
                    Marshall, MN 56258

                    Fred C. Finney                                         Director
                    1558 West Moreland Road
                    Wooster, OH 44691

                    Joseph J. Gasper                         President and Chief Operating Officer
                    One Nationwide Plaza                                 and Director
                    Columbus, OH  43215

                    W.G. Jurgensen                                  Chief Executive Officer
                    One Nationwide Plaza                                 and Director
                    Columbus, OH 43215

                    David O. Miller                           Chairman of the Board and Director
                    115 Sprague Drive
                    Hebron, OH 43025

                    Ralph M. Paige                                         Director
                    Federation of Southern
                    Cooperatives/Land Assistance Fund
                    2769 Church Street
                    East Point, GA  30344

                    James F. Patterson                                     Director
                    8765 Mulberry Road
                    Chesterland, OH  44026

                     NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                      BUSINESS ADDRESS                                 WITH DEPOSITOR
                    Arden L. Shisler                                       Director
                    1356 North Wenger Road
                    Dalton, OH  44618

                    Robert L. Stewart                                      Director
                    88740 Fairview Road
                    Jewett, OH  43986

                    Richard D. Headley                             Executive Vice President
                    One Nationwide Plaza
                    Columbus, OH 43215

                    Michael S. Helfer                             Executive Vice President -
                    One Nationwide Plaza                              Corporate Strategy
                    Columbus, OH 43215

                    Donna A. James.                               Executive Vice President -
                    One Nationwide Plaza                         Chief Administrative Officer
                    Columbus, OH 43215

                    Robert A. Oakley                              Executive Vice President -
                    One Nationwide Plaza                     Chief Financial Officer and Treasurer
                    Columbus, OH 43215

                    Robert J. Woodward, Jr.                       Executive Vice President -
                    One Nationwide Plaza                           Chief Investment Officer
                    Columbus, Ohio 43215

                    John R. Cook, Jr.                               Senior Vice President -
                    One Nationwide Plaza                         Chief Communications Officer
                    Columbus, OH 43215

                    Thomas L. Crumrine                               Senior Vice President
                    One Nationwide Plaza
                    Columbus, OH 43215

                    David A. Diamond                               Senior Vice President -
                    One Nationwide Plaza                              Corporate Strategy
                    Columbus, OH 43215

                    Philip C. Gath                                 Senior Vice President -
                    One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                    Columbus, OH  43215

                    Patricia R. Hatler                              Senior Vice President,
                    One Nationwide Plaza                         General Counsel and Secretary
                    Columbus, OH 43215

                    David K. Hollingsworth                        Senior Vice President -
                    One Nationwide Plaza                           Business Development and
                    Columbus, OH 43215                                 Sponsor Relations

                    David R. Jahn                                  Senior Vice President -
                    One Nationwide Plaza                              Project Management
                    Columbus, OH 43215

                     NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                      BUSINESS ADDRESS                                  WITH DEPOSITOR
                    Richard A. Karas                            Senior Vice President - Sales -
                    One Nationwide Plaza                              Financial Services
                    Columbus, OH 43215

                    Gregory S. Lashutka                            Senior Vice President -
                    One Nationwide Plaza                              Corporate Relations
                    Columbus, OH 43215

                    Edwin P. McCausland, Jr.                       Senior Vice President -
                    One Nationwide Plaza                            Fixed Income Securities
                    Columbus, OH 43215

                    Mark D. Phelan                                 Senior Vice President -
                    One Nationwide Plaza                           Technology and Operations
                    Columbus, OH 43215

                    Douglas C. Robinette                            Senior Vice President -
                    One Nationwide Plaza                                    Claims
                    Columbus, OH 43215

                    Mark R. Thresher                               Senior Vice President -
                    One Nationwide Plaza                        Finance - Nationwide Financial
                    Columbus, OH 43215

                    Richard M. Waggoner                            Senior Vice President -
                    One Nationwide Plaza                                  Operations
                    Columbus, OH 43215

                    Susan A. Wolken                             Senior Vice President - Product
                    One Nationwide Plaza                          Management and Nationwide
                    Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

*    Subsidiaries for which separate financial statements are filed

**   Subsidiaries included in the respective consolidated financial statements

*** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

**** other subsidiaries

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
The 401(k) Companies, Inc.               Texas                                        Holding company

The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                      plans

401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                      SEC

401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                      insurance and annuity products through
                                                                                      financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                      insurance and annuity products through
                                                                                      financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                      Reinsurance company

AID Finance Services, Inc.               Iowa                                         Holding company

Allied Document Solutions, Inc.          Iowa                                         General printing services

ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                      lines broker for property and casualty
                                                                                      insurance products

ALLIED Group, Inc.                       Iowa                                         Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
Company                                                                               casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property and
Company                                                                               casualty insurance

Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                      insurance organizations

AMCO Insurance Company                   Iowa                                         Underwrites general property and
                                                                                      casualty insurance

American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                      and bulk insurance

Asset Management Holdings, P/C           United Kingdom                               Holding company

Auto Direkt Insurance Company            Germany                                      Insurance company

Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                      traditional agent producers of CalFarm
                                                                                      Insurance Company

CalFarm Insurance Company                California                                   Multi-line insurance company

Caliber Funding                          Delaware                                     A limited purpose corporation

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Colonial County Mutual Insurance         Texas                                        Insurance company
Company

Columbus Insurance Brokerage and         Germany                                      General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                      services commercial insurance

Damian Securities Limited                England/Wales                                Investment holding company

Depositors Insurance Company             Iowa                                         Underwrites property and casualty
                                                                                      insurance

Discover Insurance Agency of Texas, LLC  Texas                                        Insurance agency

Discover Insurance Agency, LLC           Texas                                        Insurance agency

eNationwide, LLC                         Ohio                                         Limited liability company that
                                                                                      provides administrative services to
                                                                                      Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

F&B, Inc.                                Iowa                                         Insurance agency

Farmland Mutual Insurance Company        Iowa                                         Mutual insurance company

Fenplace Limited                         England/Wales                                Inactive

Fenplace Two Ltd.                        England/Wales                                Previously provided investment
                                                                                      management and advisory services to
                                                                                      business, institutional and private
                                                                                      investors; transferred investment
                                                                                      management activity to Gartmore
                                                                                      Investment Limited

Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                      financial institutions

Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                         annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                      institutions

Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                        annuity products through financial
                                                                                      institutions

*Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                      company

Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                           solely in the financial institution
                                                                                      market

Gartmore 1990 Ltd.                       England/Wales                                A general partner in a limited
                                                                                      partnership formed to invest in
                                                                                      unlisted securities

Gartmore 1990 Trustee Ltd.               England/Wales                                Inactive

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Gartmore Capital Management Ltd.         England/Wales                                Investment management and advisory
                                                                                      services to business, institutional
                                                                                      and private investors; transferred
                                                                                      investment management activity to
                                                                                      Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                General partner in two limited
                                                                                      partnerships formed to invest in
                                                                                      unlisted securities

Gartmore Investment Ltd.                 England/Wales                                Investment management and advisory
                                                                                      services to pension funds, unit trusts
                                                                                      and other collective investment
                                                                                      schemes, investment trusts and
                                                                                      portfolios for corporate and other
                                                                                      institutional clients

Gartmore Investment Management           Jersey, Channel Islands                      Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                Investment holding company

Gartmore Investment Services GmbH        Germany                                      Marketing support

Gartmore Investment Services Ltd.        England/Wales                                Investment holding company

Gartmore Japan Limited                   Japan                                        Investment management

Gartmore Nominees Ltd.                   England/Wales                                Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                      Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                     Inactive

Gartmore Securities Ltd.                 England/Wales                                Investment holding company; joint
                                                                                      partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                Joint partner in Gartmore Global
                                                                                      Partners

GIL Nominees Ltd.                        England/Wales                                Inactive

GatesMcDonald Health Plus Inc.           Ohio                                         Managed care organization

Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                      workers' and unemployment compensation
                                                                                      matters

Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                      examinations and data processing
                                                                                      services

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Gates, McDonald & Company of             New York                                     Workers' compensation/self-insured
New York, Inc.                                                                        claims administration services to
                                                                                      employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                      property and casualty brokerage
                                                                                      services

Landmark Financial Services of New       New York                                     Insurance agency marketing life
York, Inc.                                                                            insurance and annuity products through
                                                                                      financial institutions

Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                      automobile and motorcycle insurance
                                                                                      for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                      services for workers compensation,
                                                                                      automobile injury and disability claims

Morley & Associates, Inc.                Oregon                                       Insurance brokerage

Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                      money management

Morley Financial Services, Inc.          Oregon                                       Holding company

Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

**MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                      facility

**National Casualty Company              Wisconsin                                    Insurance company

National Casualty Company of America,    England                                      Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                      plans for public employees

**National Premium and Benefit           Delaware                                     Provides third-party administration
Administration Company                                                                services

Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                      investment management and
                                                                                      administrative services

Nationwide Affinity Insurance Company    Kansas                                       Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                         Insurance agency

Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
Company                                                                               insurance primarily to agricultural
                                                                                      business

Nationwide Arena, LLC                    Ohio                                         Limited liability company related to
                                                                                      arena development

*Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Nationwide Asset Management Holdings,    United Kingdom                               Holding company
Ltd.

Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                      and motorcycle insurance

Nationwide Cash Management Company       Ohio                                         Investment securities agent

Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                      affiliated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
Company, LLC                                                                          agency support services to Nationwide
                                                                                      exclusive agents

Nationwide Financial Assignment Company  Ohio                                         Assignment company to administer
                                                                                      structured settlement business

Nationwide Financial Institution         Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution         New Mexico                                   Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
(Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                      products to persons outside the U.S.
                                                                                      and Bermuda

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust                                                                                 securities and uses proceeds to
                                                                                      acquire debentures

Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
Trust II                                                                              securities and uses proceeds to
                                                                                      acquire debentures

Nationwide Financial Services, Inc.      Delaware                                     Holding company for entities
                                                                                      associated with Nationwide Mutual
                                                                                      Insurance Company

Nationwide Foundation                    Ohio                                         Not-for profit corporation

Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                      insurance to select customers

Nationwide Global Finance, LLC           Ohio                                         Acts as a support company for
                                                                                      Nationwide Global Holdings, Inc. and
                                                                                      its international capitalization
                                                                                      efforts

Nationwide Global Funds                  Luxembourg                                   Exempted company with limited
                                                                                      liability for purpose of issuing
                                                                                      investment shares to segregated asset
                                                                                      accounts of Nationwide Financial
                                                                                      Services (Bermuda) Ltd. and to
                                                                                      non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                         Holding company for Nationwide
                                                                                      Insurance Enterprise international
                                                                                      operations

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Nationwide Global Holdings, Inc.--NGH    Grand Duchy of                               Analyzes European market of life
Luxembourg Branch                        Luxembourg                                   insurance

Nationwide Global Japan, Inc.            Delaware                                     Holding company

Nationwide Global Limited                Hong Kong                                    Primarily a holding company for
                                                                                      Nationwide Global Holdings, Inc. Asian
                                                                                      operations

Nationwide Global Holdings--NGH Brasil   Brazil                                       Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

Nationwide Holdings, SA                  Brazil                                       Participates in other companies
                                                                                      related to international operations

*Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                      from Nationwide Mutual Insurance
                                                                                      Company and other insurers within the
                                                                                      Nationwide Insurance Enterprise

Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                      underwriter of property and casualty
                                                                                      insurance

Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                      except life insurance

Nationwide International Underwriters    California                                   Special risks, excess and surplus
                                                                                      lines underwriting manager

Nationwide Investing Foundation          Michigan                                     Provides investors with continuous
                                                                                      source of investment under management
                                                                                      of trustees

*Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                         Stock transfer agent

**Nationwide Life and Annuity            Ohio                                         Life insurance company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                         Life insurance company

Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                      products and related services

Nationwide Mutual Fire Insurance         Ohio                                         Mutual insurance company
Company

*Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                      company

Nationwide Mutual Insurance Company      Ohio                                         Mutual insurance company

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Property and Casualty         Ohio                                         Insurance company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                      and real estate investments

Nationwide Retirement Plan Services,     Ohio                                         Insurance agency
Inc.

Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                      compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
of Alabama                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
of Arizona                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
of Arkansas                                                                           compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
of Montana                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
of Nevada                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
of New Mexico                                                                         compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
of Ohio                                                                               members of the National Education
                                                                                      Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
of Oklahoma                                                                           members of the National Education
                                                                                      Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
of South Dakota                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
of Texas                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
of Wyoming                                                                            members of the National Education
                                                                                      Association in the state of Wyoming

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
Insurance Agency Inc.                                                                 compensation plans for public employees

Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health and life
                                                                                      insurance; private open pension and
                                                                                      wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                      company

Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                      company performing shared services
                                                                                      functions for the Nationwide Insurance
                                                                                      Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                       Life insurance and pension products in
Zycie SA                                                                              Poland

Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                      Office of Thrift Supervision in U.S.
                                                                                      Department of Treasury to exercise
                                                                                      custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                               Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                               Holding company

Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                      Insurance Group

Neckura Insurance Company                Germany                                      Insurance company

Neckura Life Insurance Company           Germany                                      Life and health insurance company

Nevada Independent                       Nevada                                       Workers' compensation administrative
Companies-Construction                                                                services to Nevada employers in the
                                                                                      construction industry

Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
and Nonprofit                                                                         services to Nevada employers in health
                                                                                      and nonprofit industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                      hospitality and entertainment
                                                                                      industries

Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
Manufacturing, Transportation and                                                     services to Nevada employers in the
Distribution                                                                          manufacturing, transportation and
                                                                                      distribution industries

NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                      Financial Services, Inc. distribution
                                                                                      companies

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                      Nationwide Global Holdings, Inc.
                                                                                      European operations

NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                      companies

NGH UK, Ltd.                             United Kingdom                               Assists Nationwide Global Holdings,
                                                                                      Inc. with European operations and
                                                                                      marketing

Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                      investments

PanEuroLife                              Luxembourg                                   Life insurance company providing
                                                                                      individual life insurance primarily in
                                                                                      the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                      keeping services

Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                         Insurance agency

Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                      licensed insurance agency with the
                                                                                      Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                         Insurance company

Scottsdale Insurance Company             Ohio                                         Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
Company                                                                               insurance coverage on a non-admitted
                                                                                      basis

Siam-Ar-Na-Khet Company Limited          Thailand                                     Holding company

Sun Direct                               Germany                                      Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                      partners who obtain new business for
                                                                                      the Neckura Group as well as to offer
                                                                                      financial services

Thai Prasit Nationwide Company Limited   Thailand                                     Holding company

Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                   Real property holding company

Vicpic Ltd.                              England/Wales                                Inactive

Villanova Capital, Inc.                  Delaware                                     Holding company

Villanova Distribution Services, Inc.    Iowa                                         Broker-dealer

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)             PRINCIPAL BUSINESS
               -------                      ----------------         --------------           ------------------
Villanova Global Asset Management Trust  Delaware                                     Holding company for Gartmore Group and
                                                                                      a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                      investment advisor

Villanova Securities, LLC                Delaware                                     Provides brokerage services for block
                                                                                      mutual fund trading for both
                                                                                      affiliated and non-affiliated
                                                                                      investment advisors and performs block
                                                                                      mutual fund trading directly with fund
                                                                                      companies

Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                      of property and casualty insurance

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------         --------------              ------------------
*   MFS Variable Account                          Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Multi-Flex Variable Account        Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide VA Separate Account--A             Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                 Annuity Separate Account

*   Nationwide VA Separate Account--B             Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                 Annuity Separate Account

*   Nationwide VA Separate Account--C             Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                 Annuity Separate Account

*   Nationwide VA Separate Account--D             Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                 Annuity Separate Account

*   Nationwide Variable Account                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--II               Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--3                Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--4                Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--5                Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--6                Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Fidelity Advisor Variable          Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
    Account                                                      Account

*   Nationwide Variable Account--8                Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--9                Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide Variable Account--10               Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

    Nationwide Variable Account--11               Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                 Account

*   Nationwide VL Separate Account--A             Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                 Annuity Separate Account    Policies

    Nationwide VL Separate Account--B             Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                 Annuity Separate Account    Policies

*   Nationwide VL Separate Account--C             Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                 Annuity Separate Account    Policies

*   Nationwide VL Separate                        Ohio           Nationwide Life and         Issuer of Life Insurance
    Account -D                                                   Annuity Separate Account    Policies

                                                                       NO. VOTING
                                                                       SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                            STATE/COUNTRY OF           OTHERWISE
               COMPANY                        ORGANIZATION             INDICATED)                PRINCIPAL BUSINESS
               -------                      ----------------         --------------              ------------------
*   Nationwide VLI Separate Account               Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                 Account                     Policies

*   Nationwide VLI Separate Account--2            Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                 Account                     Policies

*   Nationwide VLI Separate Account--3            Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                 Account                     Policies

*   Nationwide VLI Separate Account--4            Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                 Account                     Policies

*   Nationwide VLI Separate Account--5            Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                 Account                     Policies


                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27.  NUMBER OF CONTRACT OWNERS

          The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 883 and 598, respectively.

Item 28.  INDEMNIFICATION

          Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

          (a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4 all of which are separate investment accounts of Nationwide or its affiliates.

          (b)(1)    NATIONWIDE INVESTMENT SERVICES CORPORATION
                              DIRECTORS AND OFFICERS

                                                         POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                            WITH UNDERWRITER
       -------------------------                         ---------------------
W.G. Jurgensen
One Nationwide Plaza                           Chairman and Chief Executive Officer and
Columbus, OH 43215                                             Director


Joseph J. Gasper                                      Chairman of the Board and
One Nationwide Plaza                                           Director
Columbus, OH 43215


Richard A. Karas                                      Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215


Duane C. Meek                                                 President
One Nationwide Plaza
Columbus, OH 43215


Philip C. Gath                                                 Director
One Nationwide Plaza
Columbus, OH 43215


Susan A. Wolken                                                Director
One Nationwide Plaza
Columbus, OH 43215


Robert A. Oakley                                      Executive Vice President -
One Nationwide Plaza                                   Chief Financial Officer
Columbus, OH 43215


Robert J. Woodward, Jr.                               Executive Vice President -
One Nationwide Plaza                                   Chief Investment Officer
Columbus, OH 43215


Mark R. Thresher                                  Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215


Barbara J. Shane                                   Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215


Alan A. Todryk                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215


John F. Delaloye                                         Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


Glenn W. Soden
One Nationwide Plaza                               Associate Vice President and Secretary
Columbus, OH 43215


E. Gary Berndt                                            Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                                     POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                              WITH UNDERWRITER
-------------------------                            ---------------------
Carol L. Dove
One Nationwide Plaza                   Associate Vice President-Treasury Services and
Columbus, OH 43215                                    Assistant Treasurer

Terry C. Smetzer                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215


(c)(1)

                                  NET UNDERWRITING          COMPENSATION ON
NAME OF PRINCIPAL                  DISCOUNTS AND             REDEMPTION OR           BROKERAGE
UNDERWRITER                          COMMISSIONS             ANNUITIZATION          COMMISSIONS      COMPENSATION
-----------------                 -----------------         ---------------         -----------      ------------
Nationwide Investment                   N/A                      N/A                    N/A               N/A
Services Corporation


Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code. Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP
Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of January, 2002.



                                             NATIONWIDE VARIABLE ACCOUNT-II
                                             ------------------------------
                                                      (Registrant)

                                           NATIONWIDE LIFE INSURANCE COMPANY
                                           ---------------------------------
                                                      (Depositor)

                                               By /s/ STEVEN SAVINI, ESQ.
                                               --------------------------
                                                   Steven Savini, Esq.



As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on this 22nd day of January, 2002.


               SIGNATURE                               TITLE
               ---------                               -----
LEWIS J. ALPHIN                                       Director
------------------------------
Lewis J. Alphin

A. I. BELL                                            Director
------------------------------
A. I. Bell

YVONNE M. CURL                                        Director
------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                      Director
------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                        Director
------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
------------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
------------------------------
Fred C. Finney

JOSEPH J. GASPER                           President and Chief Operating
------------------------------                 Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                Chief Executive Officer
------------------------------                      And Director
W.G. Jurgensen

DAVID O. MILLER                              Chairman of the Board and
------------------------------                        Director
David O. Miller

RALPH M. PAIGE                                        Director
------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                    Director
------------------------------
James F. Patterson

ARDEN L. SHISLER                                      Director                     By /s/ STEVEN SAVINI
------------------------------                                                -----------------------------
Arden L. Shisler                                                                       Steven Savini
                                                                                     Attorney-in-Fact

ROBERT L. STEWART                                     Director
------------------------------
Robert L. Stewart